UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds ®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 87.83%	Shares	(000)

SOFTWARE & SERVICES — 13.08%
Microsoft Corp.	102,300	$ 2,784
Yahoo! Inc.[1]	66,000	2,129
Google Inc., Class A1	5,000	1,950
NHN Corp.[1]	6,000	1,853
Affiliated Computer Services, Inc., Class A1	28,800	1,718
eBay Inc.[1]	43,031	1,681
NAVTEQ Corp.[1]	26,000	1,317
Intuit Inc.[1]	16,000	851
Adobe Systems Inc.[1]	24,000	838
Oracle Corp.[1]	61,000	835
Novell, Inc.[1]	90,000	691
		16,647

BANKS — 9.51%
Erste Bank der oesterreichischen Sparkassen AG	25,000	1,475
UniCredito Italiano SpA (Germany)	150,000	1,078
UniCredito Italiano SpA (Italy)	10,000	72
Mitsui Trust Holdings, Inc.	77,000	1,126
Banco Bradesco SA, preferred nominative	30,000	1,074
BNP Paribas	10,100	938
BNP Paribas[1]	1,010	91
Royal Bank of Scotland Group PLC	31,523	1,026
Banco Bilbao Vizcaya Argentaria, SA	45,600	952
SinoPac Holdings	1,710,000	868
Grupo Financiero Banorte, SA de CV	280,000	665
Siam City Bank PCL	1,045,000	654
Mizuho Financial Group, Inc.	75	614
DEPFA BANK PLC	27,000	481
Banco Santander Central Hispano, SA	29,558	432
City National Corp.	4,200	322
Malayan Banking Bhd.	76,500	229
		12,097

HEALTH CARE EQUIPMENT & SERVICES — 9.34%
Smith & Nephew PLC	163,700	1,454
Psychiatric Solutions, Inc.[1]	40,000	1,325
Aetna Inc.	26,000	1,278
Medtronic, Inc.	24,000	1,218
Zimmer Holdings, Inc.[1]	18,000	1,217
Caremark Rx, Inc.[1]	20,000	984
Advanced Medical Optics, Inc.[1]	20,500	956
Medco Health Solutions, Inc.[1]	16,000	915
Alfresa Holdings Corp.	14,500	881
Express Scripts, Inc.[1]	10,000	879
Kyphon Inc.[1]	21,000	781
		11,888

RETAILING — 6.39%
Lowe’s Companies, Inc.	28,500	1,836
Target Corp.	32,500	1,690
IAC/InterActiveCorp[1]	40,000	1,179
Industria de Diseno Textil, SA	19,200	741
CarMax, Inc.[1]	22,000	719
Takashimaya Co., Ltd.	46,000	701
Amazon.com, Inc.[1]	17,000	621
Expedia, Inc.[1]	30,000	608
SA D’Ieteren NV	100	30
		8,125

MEDIA — 6.22%
Liberty Media Corp., Class A1	164,000	1,346
Alma Media Corp.	120,000	1,158
Vivendi Universal	27,000	928
Walt Disney Co.	33,000	920
Grupo Televisa, SA, ordinary participation certificates (ADR)	44,000	876
Time Warner Inc.	46,000	772
E.W. Scripps Co., Class A	16,500	738
Next Media Ltd.	1,157,000	656
Discovery Holding Co.[1]	35,000	525
		7,919

TECHNOLOGY HARDWARE & EQUIPMENT — 6.11%
Cisco Systems, Inc.[1]	120,000	2,600
Seagate Technology[1]	90,000	2,370
Nokia Corp., Class A	44,000	911
Nidec Corp.	11,000	903
Wintek Corp.	383,000	526
Acer Inc.	252,000	464
		7,774

TELECOMMUNICATION SERVICES — 5.03%
Millicom International Cellular SA1	40,000	1,884
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,201
América Móvil SA de CV, Series L (ADR)	33,000	1,130
Koninklijke KPN N.V.	80,000	902
Mobile Telesystems OJSC (ADR)	20,000	662
Vodafone Group PLC	297,000	622
		6,401

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.83%
Hynix Semiconductor Inc.[1]	40,000	1,190
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	75,000	754
Taiwan Semiconductor Manufacturing Co. Ltd.	135,842	269
Maxim Integrated Products, Inc.	27,000	1,003
Texas Instruments Inc.	27,000	877
Novellus Systems, Inc.[1]	35,000	840
Siliconware Precision Industries Co., Ltd.	540,000	704
Xilinx, Inc.	20,000	509
		6,146

UTILITIES — 4.37%
Xinao Gas Holdings Ltd.	2,610,000	$2,422
Veolia Environnement	34,700	1,928
Hong Kong and China Gas Co. Ltd.	500,000	1,208
		5,558

PHARMACEUTICALS & BIOTECHNOLOGY — 2.90%
QIAGEN NV1	100,242	1,482
Roche Holding AG	9,000	1,340
Bristol-Myers Squibb Co.	35,000	861
		3,683

DIVERSIFIED FINANCIALS — 2.72%
Citigroup Inc.	43,500	2,055
Nasdaq Stock Market, Inc[1]	35,000	1,401
		3,456

ENERGY — 2.68%
Schlumberger Ltd.	18,800	2,379
Baker Hughes Inc.	15,000	1,026
		3,405

TRANSPORTATION — 2.34%
Nippon Express Co., Ltd.	284,000	1,612
Singapore Post Private Ltd.	1,000,000	742
Qantas Airways Ltd.	147,399	373
Ryanair Holdings PLC (ADR)[1]	3,100	170
Grupo Aeroportuario del Pacífico, SA de CV (ADR)[1]	2,700	86
		2,983

FOOD & STAPLES RETAILING — 2.17%
Walgreen Co.	22,000	949
Costco Wholesale Corp.	16,000	867
Koninklijke Ahold NV1	81,000	637
Wal-Mart de México, SA de CV, Series V	118,600	313
		2,766

CONSUMER SERVICES — 1.98%
Shangri-La Asia Ltd.	600,000	970
Outback Steakhouse, Inc.	19,000	836
Greek Organization of Football Prognostics SA	18,490	707
		2,513

COMMERCIAL SERVICES & SUPPLIES — 1.03%
Rentokil Initial PLC	250,000	678
United Stationers Inc.[1]	12,000	637
		1,315

INSURANCE — 0.70%
American International Group, Inc.	13,500	892

CONSUMER DURABLES & APPAREL — 0.69%
Garmin Ltd.	11,000	874

MATERIALS — 0.60%
Nitto Denko Corp.	9,000	764

REAL ESTATE — 0.22%
AEON Mall Co., Ltd.	5,500	274

MISCELLANEOUS — 4.92%
Other common stocks in initial period of acquisition		6,255

Total common stocks (cost: $92,335,000)		111,735

	Principal amount
Convertible securities — 0.40%	(000)

TECHNOLOGY HARDWARE & EQUIPMENT — 0.40%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$ 500	507

Total convertible securities (cost: $517,000)		507

Short-term securities — 11.35%

Three Pillars Funding, LLC 4.85% due 4/3/2006[3]	2,800	2,799
Federal Home Loan Bank 4.465% due 4/21/2006	2,000	1,995
Atlantic Industries 4.60% due 5/17/2006[3]	1,900	1,889
Freddie Mac 4.685% due 6/13/2006	1,900	1,881
Kimberly-Clark Worldwide Inc. 4.59% due 4/11/2006[3]	1,200	1,198
Hershey Co. 4.54% due 4/24/2006[3]	1,200	1,196
Caterpillar Financial Services Corp. 4.58% due 4/28/2006	1,200	1,196
McCormick & Co., Inc. 4.68% due 5/31/2006[3]	1,200	1,191
NetJets Inc. 4.67% due 5/8/2006[3]	1,100	1,095

Total short-term securities (cost: $14,439,000)		14,440

Total investment securities (cost: $107,291,000)		126,682
Other assets less liabilities		537

Net assets		$127,219

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $9,368,000, which represented 7.36% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 20,675
Gross unrealized depreciation on investment securities	(1,381)
Net unrealized appreciation on investment securities	19,294
Cost of investment securities for federal income tax purposes	107,388

Global Growth Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 82.26%	Shares	(000)

FINANCIALS — 14.31%
Société Générale	419,400	$ 63,087
Macquarie Bank Ltd.	856,791	39,657
Allianz AG	192,000	32,065
Mitsubishi UFJ Financial Group, Inc.	2,023	30,933
HSBC Holdings PLC (United Kingdom)	1,761,769	29,548
Kookmin Bank	275,060	23,752
Mizuho Financial Group, Inc.	2,750	22,496
Shanghai Forte Land Co., Ltd., Class H	41,980,000	21,911
Erste Bank der oesterreichischen Sparkassen AG	238,800	14,085
Erste Bank der oesterreichischen Sparkassen AG1	113,680	6,615
Hypo Real Estate Holding AG	285,000	19,542
UniCredito Italiano SpA	2,300,000	16,589
American International Group, Inc.	225,000	14,870
Hana Financial Holdings	296,200	14,023
Willis Group Holdings Ltd.	350,000	11,991
Westpac Banking Corp.	690,449	11,769
ING Groep NV	272,172	10,755
Sun Hung Kai Properties Ltd.	970,000	9,851
Lloyds TSB Group PLC	1,000,000	9,568
Mitsui Trust Holdings, Inc.	551,000	8,055
Banco Santander Central Hispano, SA	503,914	7,360
Banco Bradesco SA, preferred nominative (ADR)	200,000	7,182
Citigroup Inc.	150,000	7,084
Marsh & McLennan Companies, Inc.	200,000	5,872
Bank of Nova Scotia	140,000	5,616
Westfield Group	412,507	5,048
Mitsui Sumitomo Insurance Co., Ltd.	350,000	4,760
Royal Bank of Canada	100,000	4,218
Capital One Financial Corp.	2,100	169
		458,471

INFORMATION TECHNOLOGY — 13.41%
International Business Machines Corp.	480,000	39,586
Murata Manufacturing Co., Ltd.	530,000	35,883
Samsung Electronics Co., Ltd.	48,440	31,409
Taiwan Semiconductor Manufacturing Co. Ltd.	11,389,551	22,560
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	689,249	6,934
Rohm Co., Ltd.	271,800	28,745
Cisco Systems, Inc.[1]	921,500	19,969
Microsoft Corp.	722,000	19,646
Chi Mei Optoelectronics Corp.	13,443,318	18,976
Google Inc., Class A1	48,000	18,720
ASML Holding NV (New York registered)[1]	771,800	15,722
ASML Holding NV1	125,000	2,553
AU Optronics Corp.	11,935,500	17,970
Chartered Semiconductor Manufacturing Ltd[1]	18,250,000	17,727
Molex Inc.	520,000	17,264
Nokia Corp., Class A	815,000	16,873
Hon Hai Precision Industry Co., Ltd.	2,682,425	16,635
Powerchip Semiconductor Corp.	27,350,000	16,033
Applied Materials, Inc.	700,000	12,257
Altera Corp.[1]	550,000	11,352
Xilinx, Inc.	440,000	11,202
Texas Instruments Inc.	250,000	8,117
Tokyo Electron Ltd.	96,100	6,629
Mediatek Incorporation	489,018	5,665
Venture Corp. Ltd.	680,000	5,385
eBay Inc.[1]	101,600	3,968
KLA-Tencor Corp.	37,921	1,834
		429,614

CONSUMER DISCRETIONARY — 9.36%
Toyota Motor Corp.	685,000	37,415
News Corp. Inc., Class A	1,291,757	21,456
News Corp. Inc., Class B	427,507	7,507
Time Warner Inc.	1,442,000	24,211
Starbucks Corp.[1]	440,000	16,562
Esprit Holdings Ltd.	2,100,500	16,350
Carnival Corp., units	344,400	16,314
Discovery Holding Co.[1]	980,500	14,707
Michaels Stores, Inc.	390,000	14,656
Target Corp.	270,000	14,043
Kesa Electricals PLC	2,473,400	13,412
Lowe’s Companies, Inc.	190,000	12,244
Mediaset SpA	984,500	11,599
Kingfisher PLC	2,349,422	9,779
Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	9,154
Limited Brands, Inc.	370,000	9,050
Honda Motor Co., Ltd.	134,400	8,323
Cie. Financière Richemont AG, units, Class A	152,893	7,328
Suzuki Motor Corp.	313,000	7,192
Accor SA	120,000	6,919
Greek Organization of Football Prognostics SA	169,790	6,491
DSG International PLC	1,691,929	5,425
Swatch Group Ltd, non-registered shares	11,936	2,004
Swatch Group Ltd	35,521	1,237
Univision Communications Inc., Class A1	70,000	2,413
Reuters Group PLC	320,000	2,205
IAC/InterActiveCorp[1]	30,000	884
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	155,973	625
SET India Ltd.[1,2,3]	6,400	322
Liberty Media Corp., Class A1	25,000	205
		300,032

HEALTH CARE — 8.71%
AstraZeneca PLC (United Kingdom)	443,960	$ 22,376
AstraZeneca PLC (Sweden)	268,005	13,515
AstraZeneca PLC (ADR)	73,000	3,667
Novo Nordisk A/S, Class B	598,400	37,248
WellPoint, Inc.[1]	343,200	26,574
Roche Holding AG	168,500	25,079
CIGNA Corp.	185,000	24,165
Shionogi & Co., Ltd.	1,163,000	19,077
Rhön-Klinikum AG	427,824	18,331
UCB NV	343,020	16,880
Smith & Nephew PLC	1,630,500	14,481
Pfizer Inc	500,000	12,460
Cardinal Health, Inc.	150,000	11,178
Synthes, Inc.	100,500	11,020
Chugai Pharmaceutical Co., Ltd.	596,100	10,811
Sanofi-Aventis	84,000	7,993
Forest Laboratories, Inc.[1]	94,800	4,231
		279,086

ENERGY — 7.04%
Reliance Industries Ltd.	2,350,298	42,026
Royal Dutch Shell PLC, Class B	574,666	18,697
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,098
Canadian Natural Resources, Ltd.	456,000	25,357
Norsk Hydro ASA	175,000	24,258
Schlumberger Ltd.	190,000	24,048
Technip SA	325,000	22,001
ENI SpA	550,000	15,653
Halliburton Co.	140,000	10,223
Imperial Oil Ltd.	85,976	9,246
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	100,000	8,667
Baker Hughes Inc.	125,000	8,550
Noble Corp.	95,000	7,705
		225,529

TELECOMMUNICATION SERVICES — 6.91%
Koninklijke KPN NV	4,875,830	54,963
Telekom Austria AG	2,101,200	49,537
Telefónica, SA	2,534,081	39,777
América Móvil SA de CV, Series L (ADR)	585,000	20,042
Vodafone Group PLC	4,550,000	9,529
Vodafone Group PLC (ADR)	400,000	8,360
Qwest Communications International Inc.[1]	2,000,000	13,600
BellSouth Corp.	350,000	12,127
AT&T Inc.	350,000	9,464
France Télécom, SA	185,000	4,162
		221,561

INDUSTRIALS — 6.82%
Tyco International Ltd.	1,465,000	39,379
General Electric Co.	984,455	34,239
SMC Corp.	164,000	25,550
United Parcel Service, Inc., Class B	310,000	24,608
Macquarie Infrastructure Group	7,326,774	19,976
Mitsubishi Corp.	860,000	19,579
Siemens AG	188,000	17,555
FANUC LTD	151,600	14,591
Asahi Glass Co., Ltd.	826,000	12,342
3M Co.	130,000	9,840
MISC Berhad	329,000	849
		218,508

CONSUMER STAPLES — 6.43%
Seven & I Holdings Co., Ltd.	982,000	38,873
Koninklijke Ahold NV1	3,270,000	25,724
Nestlé SA	83,900	24,898
Avon Products, Inc.	550,800	17,168
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	10,568
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,651
PepsiCo, Inc.	197,000	11,385
Unilever NV	160,000	11,113
METRO AG	200,000	10,257
Groupe Danone	72,500	8,884
Altria Group, Inc.	125,000	8,858
Coca-Cola Co.	200,000	8,374
Anheuser-Busch Companies, Inc.	175,000	7,485
Woolworths Ltd.	450,040	6,064
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	1,540,000	5,265
Wal-Mart de México, SA de CV, Series V (ADR)	200,000	5,210
Unilever PLC	422,317	4,323
		206,100

MATERIALS — 2.80%
Ivanhoe Mines Ltd.[1]	2,475,000	23,539
Nitto Denko Corp.	196,400	16,667
Barrick Gold Corp.	557,174	15,167
Akzo Nobel NV	258,000	13,694
Holcim Ltd.	100,000	7,960
Alcoa Inc.	183,100	5,596
Gold Fields Ltd.	163,100	3,567
Weyerhaeuser Co.	25,000	1,811
L’Air Liquide	7,700	1,603
		89,604

UTILITIES — 2.08%
Veolia Environnement	562,771	31,262
Endesa, SA	405,000	13,078
Scottish Power PLC	1,103,000	11,157
E.ON AG	100,000	11,007
		66,504

MISCELLANEOUS — 4.39%
Other common stocks in initial period of acquisition		140,764

Total common stocks (cost: $1,967,875,000)		2,635,773

		unaudited

	Principal amount	Market value
Short-term securities — 17.86%	(000)	(000)

Mont Blanc Capital Corp. 4.58%-4.81% due 4/6-5/30/2006[2]	$63,269	$ 62,955
DaimlerChrysler Revolving Auto Conduit LLC II 4.76%-4.84% due 4/18-6/2/2006	54,800	54,401
Swedish Export Credit Corp. 4.65%-4.76% due 4/21-5/24/2006	49,300	49,031
BASF AG 4.49%-4.67% due 4/13-5/17/2006[2]	42,400	42,225
Total Capital SA 4.52%-4.61% due 4/6-4/28/2006[2]	35,500	35,416
Amsterdam Funding Corp. 4.61%-4.70% due 4/24-5/16/2006[2]	33,900	33,756
Old Line Funding, LLC 4.60%-4.68% due 4/20-5/12/2006[2]	33,800	33,659
HBOS Treasury Services PLC 4.675% due 5/25/2006	25,000	24,825
Shell International Finance BV 4.50%-4.53% due 4/3-4/13/2006	24,200	24,170
ING (U.S.) Funding LLC 4.64%-4.71% due 4/26-5/18/2006	21,000	20,911
Barclays U.S. Funding LLC 4.72% due 5/17/2006	20,000	19,883
Toyota Motor Credit Corp. 4.68% due 5/11/2006	19,300	19,203
BMW U.S. Capital Corp. 4.70% due 5/17/2006[2]	17,000	16,896
Barton Capital LLC 4.53% due 4/3/2006[2]	16,000	15,994
IXIS Commercial Paper Corp. 4.55% due 4/13/2006[2]	13,400	13,380
HSBC USA Inc. 4.77% due 5/8/2006	13,100	13,034
Spintab AB (Swedmortgage) 4.54%-4.83% due 4/6-6/2/2006	13,000	12,947
Freddie Mac 4.56% due 5/23/2006	11,600	11,514
Alcon Capital Corp. 4.695% due 5/17/2006[2]	10,800	10,737
Federal Home Loan Bank 4.58% due 5/26/2006	10,400	10,319
Thunder Bay Funding, LLC 4.56% due 4/4/2006[2]	9,700	9,695
Canadian Imperial Holdings Inc. 4.55% due 4/12/2006	8,600	8,587
American Honda Finance Corp. 4.57% due 4/24/2006	6,250	6,232
Danske Corp. 4.665% due 5/8/2006[2]	5,800	5,772
Dexia Delaware LLC 4.80% due 5/31/2006	5,700	5,656
National Australia Funding (Delaware) Inc. 4.68% due 4/10/2006[2]	5,400	5,393
UBS Finance (Delaware) LLC 4.72% due 5/18/2006	3,800	3,777
Fannie Mae 4.725% due 6/9/2006	1,800	1,783

Total short-term securities (cost: $572,112,000)		572,151

Total investment securities (cost: $2,539,987,000)		3,207,924
Other assets less liabilities		(3,747)

Net assets		$3,204,177

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $286,825,000, which represented 8.95% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of trustees.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 688,358
Gross unrealized depreciation on investment securities	(21,927)
Net unrealized appreciation on investment securities	666,431
Cost of investment securities for federal income tax purposes	2,541,493

Global Small Capitalization Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 90.99%	Shares	(000)

INFORMATION TECHNOLOGY — 20.43%
CNET Networks, Inc.[1]	3,175,000	$45,117
NHN Corp.[1]	142,035	43,856
Kingboard Chemical Holdings Ltd.	10,816,000	32,688
Cymer, Inc.[1]	650,000	29,536
Semtech Corp.[1]	1,450,000	25,941
Varian Semiconductor Equipment Associates, Inc.[1]	910,500	25,567
Integrated Device Technology, Inc.[1]	1,423,942	21,160
Marchex, Inc., Class B1	750,000	16,125
Intersil Corp., Class A	550,443	15,919
PMC-Sierra, Inc.[1]	1,140,475	14,016
Hittite Microwave Corp.[1]	389,300	13,123
Mentor Graphics Corp.[1]	1,155,000	12,763
ValueClick, Inc.[1]	750,000	12,690
Unimicron Technology Corp.	8,176,000	11,906
PDF Solutions, Inc.[1]	600,000	11,352
NCsoft Corp.[1]	140,500	10,310
Chartered Semiconductor Manufacturing Ltd[1]	9,896,000	9,613
Power Integrations, Inc.[1]	375,000	9,293
O2Micro International Ltd. (ADR)[1]	840,000	8,929
Jahwa Electronics Co., Ltd.[2]	1,039,000	8,747
aQuantive, Inc.[1]	350,000	8,239
Min Aik Technology Co., Ltd.[2]	5,586,000	8,204
ProMOS Technologies Inc.	21,977,000	7,526
Fairchild Semiconductor International, Inc.[1]	391,000	7,456
Brooks Automation, Inc.[1]	500,000	7,120
Bankrate, Inc.[1]	163,429	7,119
Simmtech Co., Ltd.	715,000	7,087
TTM Technologies, Inc.[1]	484,000	7,013
Sunplus Technology Co., Ltd.	4,873,000	6,720
Internet Capital Group, Inc.[1]	700,000	6,594
GES International	10,000,000	6,187
Billing Services Group PLC[1]	3,819,500	6,066
Radiant Op-to Electronics Corp.	2,375,000	5,847
SFA Engineering Corp.	175,000	5,782
Wintek Corp.	4,160,000	5,711
Spark Networks PLC (GDR)[1]	600,000	3,847
Spark Networks PLC[1,3,4]	258,580	1,617
Faraday Technology Corp.	3,269,223	5,306
Unisteel Technology Ltd.	3,815,000	4,886
Knot, Inc.[1]	165,900	3,003
Knot, Inc.[1,3]	100,000	1,810
Kakaku.com, Inc.	1,200	4,740
Kiryung Electronics Co., Ltd.	890,000	4,608
Moser Baer India Ltd.	820,000	4,215
Hana Microelectronics PCL	4,704,700	3,664
AAC Acoustic Technologies Holdings Inc.[1]	3,785,000	3,537
Taiflex Scientific Co., Ltd.	1,874,210	3,157
SPSS Inc.[1]	99,690	3,156
King Yuan Electronics Co., Ltd.	2,953,371	2,980
Sanken Electric Co., Ltd.	165,000	2,824
Kontron AG1	250,000	2,751
Phoenix PDE Co., Ltd.	590,000	2,514
Siliconware Precision Industries Co., Ltd.	1,906,000	2,485
Novell, Inc.[1]	318,800	2,448
Advanced Analogic Technologies Inc.[1]	190,647	2,173
Venture Corp. Ltd.	258,000	2,043
Rotork PLC	167,340	2,021
Ichia Technologies, Inc.	1,309,386	1,184
KEC Corp.	450,700	1,002
DK UIL Co., Ltd.	86,000	921
Koei Co., Ltd.	33,870	703
Interflex Co., Ltd.	82,000	691
Cree, Inc.[1]	11,936	392
China GrenTech Corp. Ltd. (ADR)[1]	19,500	333
Avid Technology, Inc.[1]	4,922	214
Infoteria Corp.[1,3,4]	123	42
		556,589

CONSUMER DISCRETIONARY — 17.06%
Kumho Industrial Co., Ltd.	1,000,000	23,981
Lions Gate Entertainment Corp., USD denominated[1]	1,100,000	11,165
Lions Gate Entertainment Corp.[1]	1,040,706	10,593
Orient-Express Hotels Ltd., Class A	534,000	20,949
Schibsted ASA	691,000	19,041
NutriSystem, Inc.[1]	400,000	19,008
Pantaloon Retail (India) Ltd.	420,000	18,532
Life Time Fitness, Inc.[1]	384,000	17,990
Cheil Industries Inc.	390,000	14,290
Integrated Distribution Services Group Ltd.	10,732,000	13,693
Laureate Education, Inc.[1]	240,000	12,811
Rambler Media Ltd.[1]	539,000	12,397
Unibet Group PLC (SDR)	480,000	12,196
GSI Commerce, Inc.[1]	700,000	11,900
REX HOLDINGS CO., LTD	3,224	11,722
Fourlis	860,000	11,446
Tractor Supply Co.[1]	162,714	10,794
CarMax, Inc.[1]	310,000	10,131
Pinnacle Entertainment, Inc.[1]	300,000	8,451
Aristocrat Leisure Ltd.	817,194	8,058
Cheil Communications Inc.	37,100	7,923
Central European Media Enterprises Ltd., Class A1	110,000	7,547
Cyrela Brazil Realty SA, ordinary nominative	410,000	7,309
Blue Nile, Inc.[1]	204,400	7,193
JUMBO SA	430,700	7,152
Korea Kumho Petrochemical Co., Ltd.	200,000	6,505
Sonic Corp.[1]	180,000	6,323
Bright Horizons Family Solutions, Inc.[1]	161,000	6,236
Hürriyet Gazetecilik ve Matbaacilik AS	1,618,972	6,211
Anadolu Cam Sanayii AS	1,300,000	5,810
Children’s Place Retail Stores, Inc.[1]	100,000	5,790
Denny’s Corp.[1]	1,200,000	5,712
Lifestyle International Holdings Ltd.	3,200,000	5,485
Submarino SA, ordinary nominative	211,900	5,481
Kuoni Reisen Holding AG, Class B1	10,250	5,313
Ameristar Casinos, Inc.	200,000	5,158
Sanctuary Group PLC[1]	5,758,856	5,080
Applebee’s International, Inc.	200,000	4,910
Restaurant Group PLC	1,288,888	4,547
Fossil, Inc.[1]	230,000	4,273
Photo-Me International PLC	2,400,000	4,088
SA D’Ieteren NV	13,354	3,996
YBM Sisa.com Inc.	150,000	3,852
Nien Made Enterprise Co., Ltd.	3,030,000	3,791
GOME Electrical Appliances Holding Ltd.	3,260,000	3,634
Alma Media Corp.	363,274	3,505
CKE Restaurants, Inc.	200,000	3,480
GEOX SpA	257,000	3,427
BEC World PCL	10,500,000	3,406
SEEK Ltd.	1,142,700	3,263
Largan Precision Co., Ltd.	200,000	3,252
Restoration Hardware, Inc.[1]	500,000	2,845
Parkson Retail Group Ltd.[1]	920,500	2,788
Hyatt Regency SA	190,000	2,584
Next Media Ltd.	4,534,000	2,571
OSIM International Ltd.	2,075,000	2,503
Bloomsbury Publishing PLC	400,000	2,433
Blyth, Inc.	115,000	2,417
Münchener Rückversicherungs-Gesellschaft AG1	92,000	1,915
Ekornes ASA	82,800	1,706
Gaming VC Holdings SA	200,000	1,383
Zhejiang Glass Co. Ltd., Class H	2,788,600	683
Cheng Shin Rubber (Xiamen) Ind., Ltd.	921,555	674
Build-A-Bear Workshop, Inc.[1]	21,500	659
Nien Hsing Textile Co., Ltd.	1,059,000	657
		464,618

INDUSTRIALS — 14.48%
Hyundai Mipo Dockyard Co., Ltd.	418,450	36,005
GS Engineering & Construction Co. Ltd.	589,930	35,095
ALL — América Latina Logística, units	376,000	23,294
Samsung Engineering Co., Ltd.	597,550	20,173
Korea Development Corp.[2]	600,000	19,761
Buhrmann NV	1,002,000	17,732
Downer EDI Ltd.	2,705,284	17,171
Hudson Highland Group, Inc.[1]	865,000	16,383
Koninklijke BAM Groep NV	143,000	14,508
JetBlue Airways Corp.[1]	1,312,500	14,070
Corrections Corporation of America[1]	300,000	13,560
STX Shipbuilding Co., Ltd.	565,138	11,051
International Container Terminal Services, Inc.	47,285,000	10,420
MSC Industrial Direct Co., Inc., Class A	175,000	9,454
Italian-Thai Development PCL	45,750,000	8,185
Container Corp. of India Ltd.	240,763	7,824
KCI Konecranes International Corp.	450,400	7,752
Harbin Power Equipment Co. Ltd., Class H	8,000,000	6,753
Obrascon Huarte Lain Brasil SA, ordinary nominative[1]	522,000	6,588
Latécoère SA	150,801	6,142
Goodpack Ltd.	4,940,000	5,715
LS Industrial Systems Co., Ltd.	150,000	5,156
Aker American Shipping ASA[1]	285,000	5,091
Aboitiz Equity Ventures	48,700,000	4,865
SembCorp Marine Ltd	2,524,000	4,451
Trakya Cam Sanayii AS	1,020,000	4,369
United Stationers Inc.[1]	78,000	4,142
Rollins, Inc.	200,000	4,048
NEPES Corp.[1]	291,163	3,821
Aditya Birla Nuvo	225,000	3,784
Krones AG	31,000	3,750
Tetra Tech, Inc.[1]	189,900	3,625
Royal Boskalis Westminster NV	53,500	3,456
Acuity Brands, Inc.	86,000	3,440
Ballast Nedam NV1	74,687	3,187
Uponor Oyj	120,000	3,139
Steelcase Inc., Class A	155,000	2,790
Lincoln Electric Holdings, Inc.	50,000	2,700
Hi-P International Ltd.	2,607,000	2,516
Permasteelisa SpA	120,000	2,167
Federal Signal Corp.	116,500	2,155
Geberit AG	2,050	1,957
Grupo Aeroportuario del Pacífico, SA de CV (ADR)[1]	56,300	1,799
SembCorp Logistics Ltd.	1,484,544	1,626
Moatech Co., Ltd.	334,400	1,600
Northgate PLC	80,000	1,578
ZENON Environmental Inc.[1]	75,000	1,540
Ultraframe PLC[1]	2,285,000	1,539
Hibiya Engineering, Ltd.	104,000	1,139
Techem AG	22,215	976
Max India Ltd.[1]	21,100	421
		394,463

HEALTH CARE — 7.65%
Advanced Medical Optics, Inc.[1]	675,000	31,482
ArthroCare Corp.[1]	540,000	25,823
Psychiatric Solutions, Inc.[1]	692,000	22,926
Kyphon Inc.[1]	575,000	21,390
Wright Medical Group, Inc.[1]	769,000	15,188
FoxHollow Technologies, Inc.[1]	400,000	12,220
Alfresa Holdings Corp.	200,000	12,147
Greatbatch, Inc.[1]	405,200	8,878
NuVasive, Inc.[1]	357,500	6,739
Tecan Group Ltd., Männedorf	125,855	6,707
Cochlear Ltd.	167,389	6,365
Alexion Pharmaceuticals, Inc.[1]	176,000	6,234
Adeza Biomedical Corp.[1]	289,000	6,106
Ondine Biopharma Corp.[1,2,3]	1,660,000	3,357
Ondine Biopharma Corp., GBP denominated[1,2,3]	490,000	894
Ondine Biopharma Corp.[1,2]	400,000	809
Toho Pharmaceutical Co., Ltd.	220,000	3,237
Extendicare Inc., Class A	150,000	3,180
QIAGEN NV1	187,404	2,771
Idenix Pharmaceuticals, Inc.[1]	200,000	2,714
Theravance, Inc.[1]	90,000	2,523
ZymoGenetics, Inc.[1]	100,000	2,162
Nuvelo, Inc.[1]	106,121	1,891
Human Genome Sciences, Inc.[1]	125,000	1,359
AtheroGenics, Inc.[1]	80,000	1,306
		208,408

FINANCIALS — 7.46%
ORCO PROPERTY GROUP SA	315,800	33,780
National Bank of Pakistan	4,250,000	20,004
Kotak Mahindra Bank Ltd.	2,450,000	15,381
Jeonbuk Bank	1,219,368	11,684
Daegu Bank, Ltd.	612,500	11,442
Sumitomo Real Estate Sales Co., Ltd.	155,000	9,941
Interhyp AG1	80,000	8,889
National Finance PCL	20,593,000	8,588
Pusan Bank	575,000	8,404
First Regional Bancorp[1,3]	89,900	8,013
Wing Tai Holdings Ltd.	6,500,000	7,641
UTI Bank Ltd.	926,000	7,412
Ticon Industrial Connection PCL	12,500,000	6,114
Central Pattana PCL	12,554,400	6,108
HDFC Bank Ltd.	326,300	5,680
Gafisa SA, ordinary nominative[1]	500,000	5,358
United Mizrahi Bank Ltd.[1]	840,000	4,906
Allgreen Properties Ltd.	4,250,000	4,102
United Bankshares, Inc.	105,000	4,018
CapitaCommercial Trust Management Ltd.	3,317,000	3,674
Banco Nossa Caixa SA, ordinary nominative	127,000	2,812
Ascendas Real Estate Investment Trust	1,844,000	2,476
Golden Land Property Development PLC, nonvoting depositary receipt[1]	5,522,300	1,365
Golden Land Property Development PLC[1]	4,077,700	1,008
Saxon Capital, Inc.	200,000	2,088
Siam City Bank PCL	2,250,000	1,408
Siam City Bank PCL, nonvoting depositary receipt	900,000	563
Alabama National BanCorporation	5,500	376
		203,235

MATERIALS — 7.20%
Central African Mining & Exploration Co. PLC[1]	24,080,000	25,529
Sino-Forest Corp., Class A1	3,245,000	18,212
European Goldfields Ltd.[1]	4,691,100	15,776
Kenmare Resources PLC[1]	15,317,759	12,845
Yamana Gold Inc.[1]	1,275,000	11,744
Dongkuk Steel Mill Co., Ltd.	517,998	10,263
Sierra Leone Diamond Co. Ltd.[1,2]	5,805,000	9,585
Hanwha Chemical Corp.	741,660	9,465
Jaguar Mining Inc.[1,3,4]	1,905,000	7,922
Jaguar Mining Inc.[1]	284,500	1,392
Coeur d’Alene Mines Corp.[1]	1,200,000	7,872
African Platinum PLC[1]	10,000,000	7,300
Adastra Minerals Inc.[1]	1,250,000	3,085
Adastra Minerals Inc.[1,3]	875,000	2,159
Adastra Minerals Inc., GBP denominated[1,3]	800,000	1,974
Bema Gold Corp.[1]	1,500,000	6,632
Golden Star Resources Ltd.[1]	2,075,000	6,561
Hecla Mining Co.[1]	900,000	5,949
Ballarat Goldfields NL1,3	10,250,000	3,374
Ballarat Goldfields NL1	7,745,000	2,550
Energem Resources Inc.[1]	4,065,000	4,772
Aricom PLC[1]	4,000,000	4,241
Hanil Cement Co., Ltd.	57,200	4,074
AMR Technologies Inc.[1,3]	1,600,000	2,673
AMR Technologies Inc.[1]	400,000	668
Northern Orion Resources Inc.[1,3]	666,600	3,004
Gemfields Resources PLC[1,3]	2,666,000	1,714
Gemfields Resources PLC[1]	2,000,000	1,286
Uruguay Mineral Exploration Inc.[1]	400,000	1,888
M-real Oyj, Class B	257,000	1,704
Thistle Mining Inc., GBP denominated[1]	10,500	2
Thistle Mining Inc.[1,4]	18,300	—
		196,215

ENERGY — 6.69%
Oilexco Inc., GBP denominated[1,3]	1,900,000	7,694
Oilexco Inc., GBP denominated[1]	1,755,000	7,107
Oilexco Inc.[1]	803,900	3,237
Oilexco Inc.[1,3]	725,000	2,920
First Calgary Petroleums Ltd.[1]	1,635,000	12,258
First Calgary Petroleums Ltd., GBP denominated[1]	760,000	5,812
OPTI Canada Inc.[1]	447,350	16,969
TODCO, Class A1	385,000	15,173
Quicksilver Resources Inc.[1]	380,550	14,712
Asia Energy PLC[1]	1,500,000	13,296
Equator Exploration Ltd.[1]	2,000,000	11,879
CARBO Ceramics Inc.	200,000	11,382
WorleyParsons Ltd.	744,213	10,023
Southwestern Energy Co.[1]	308,000	9,914
Delta Petroleum Corp.[1]	360,000	7,567
Indago Petroleum Ltd.[1]	5,834,306	5,912
China Oilfield Services Ltd., Class H	9,099,900	4,632
White Nile Ltd.[1]	2,400,000	4,234
Solana Resources Ltd.[1]	2,000,000	4,181
Bankers Petroleum Ltd.[1,3]	3,000,000	2,391
Bankers Petroleum Ltd.[1]	2,086,000	1,662
Regal Petroleum PLC[1]	2,463,000	3,210
Caspian Energy Inc.[1]	1,000,000	2,828
Banpu PCL	459,500	1,763
FirstAfrica Oil PLC[1]	22,272,000	1,548
		182,304

CONSUMER STAPLES — 1.91%
DELTA HOLDING SA	519,000	7,863
Coca-Cola West Japan Co. Ltd.	328,500	7,800
Herbalife Ltd.[1]	227,000	7,666
IAWS Group PLC	440,000	7,632
Universal Robina Corp.	15,765,000	5,481
Crown Confectionery Co., Ltd.	37,988	5,298
CP Seven Eleven PCL	23,580,000	4,067
China Mengniu Dairy Co.	2,987,000	3,330
Chipita International SA1	372,309	1,688
Cawachi Ltd.	30,000	1,180
		52,005

TELECOMMUNICATION SERVICES — 1.65%
LG Telecom Ltd.[1]	1,750,000	14,733
TIM Participações SA, preferred nominative (ADR)	317,500	11,757
Telemig Celular Participações SA, preferred nominative	1,617,616,000	3,889
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	3,813
Vivo Participações SA, preferred nominative[1]	802,680	3,425
Vivo Participações SA, preferred nominative (ADR)[1]	399,248	1,709
Vivo Participações SA, ordinary nominative[1]	16,117	93
WiderThan Co., Ltd. (ADR)[1]	240,000	3,173
Unwired Group Ltd.[1]	6,072,334	1,694
Neustar, Inc., Class A1	16,700	518
		44,804

UTILITIES — 1.48%
Xinao Gas Holdings Ltd.	32,539,000	30,193
First Gen Corp.[1]	4,400,000	3,879
Reliance Energy Ltd.	207,300	2,851
Tata Power Co. Ltd.	178,953	2,343
Electricity Generating PCL	550,000	1,111
		40,377

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		135,559

Total common stocks (cost: $1,718,657,000)		2,478,577

Rights & warrants — 0.07%

MATERIALS — 0.06%
Northern Orion Resources Inc., warrants, expire 2008[1,3]	333,000	984
Kenmare Resources PLC, warrants, expire 2009[1]	525,000	259
AMR Technologies Inc., warrants, expire 2008[1,3]	800,000	247
		1,490

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1]	666,000	309

Total rights & warrants (cost: $24,000)		1,799

		unaudited

	Shares or	Market value
Convertible securities — 0.10%	principal amount	(000)

ENERGY — 0.10%
FirstAfrica Oil PLC 20.00% convertible notes 2006[3,4]	$1,500,000	$ 2,607

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[1,3,4]	125,000	—

Total convertible securities (cost: $3,237,000)		2,607

	Principal amount
Short-term securities — 8.60%	(000)

Mont Blanc Capital Corp. 4.81% due 5/30/2006[3]	$25,000	24,803
ING (US) Funding LLC 4.81% due 6/2/2006	13,000	12,891
Amsterdam Funding Corp. 4.54%-4.64% due 4/3-4/24/2006[3]	22,900	22,841
Freddie Mac 4.52%-4.60% due 5/9-5/30/2006	17,435	17,313
BMW U.S. Capital Corp. 4.70% due 5/17/2006[3]	15,900	15,802
Canadian Imperial Holdings Inc. 4.55%-4.71% due 4/12-5/16/2006	15,800	15,743
Old Line Funding, LLC 4.64%-4.68% due 5/2-5/12/2006[3]	15,800	15,731
Spintab AB (Swedmortgage) 4.54% due 4/6/2006	14,900	14,891
American Honda Finance Corp. 4.57% due 4/25/2006	14,000	13,957
Shell International Finance BV 4.50% due 4/3/2006	13,200	13,195
HSBC USA Inc. 4.80% due 5/25/2006	11,300	11,217
Vodafone Group PLC 4.64% due 4/24/2006[3]	11,000	10,966
Dexia Delaware LLC 4.80% due 5/31/2006	10,000	9,922
Federal Home Loan Bank 4.58% due 5/26/2006	8,800	8,732
U.S. Treasury Bills 4.38% due 5/4/2006	7,000	6,972
Canadian Wheat Board 4.48% due 4/13/2006	6,000	5,990
IXIS Commercial Paper Corp. 4.55% due 4/13/2006[3]	5,000	4,993
National Australia Funding (Delaware) Inc. 4.68% due 4/10/2006[3]	4,300	4,294
DaimlerChrysler Revolving Auto Conduit LLC II 4.76% due 4/18/2006	4,100	4,090

Total short-term securities (cost: $234,338,000)		234,343

Total investment securities (cost: $1,956,256,000)		2,717,326
Other assets less liabilities		6,551

Net assets		$2,723,877

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

unaudited

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2006, appear below.

						Market
						value
					Dividend	of affiliates
	Beginning				income	at 3/31/06
Company	shares	Purchases	Sales	Ending shares	(000)	(000)

Korea Development	600,000	—	—	600,000	$148	$19,761
Sierra Leone Diamond	5,805,000	—	—	5,805,000	—	9,585
Jahwa Electronics	1,039,000	—	—	1,039,000	—	8,747
Min Aik Technology	5,586,000	—	—	5,586,000	—	8,204
Ondine Biopharma	1,660,000	—	—	1,660,000	—	3,357
Ondine Biopharma, GBP denominated	490,000	—	—	490,000	—	894
Ondine Biopharma	400,000	—	—	400,000	—	809
					$148	$51,357

1 Security did not produce income during the last 12 months.
2 The fund owns 5% or more of the outstanding voting shares of this company. See table above for additional information.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted was $154,826,000, which represented 5.68% of the net assets of the fund.
4 Valued under fair value procedures adopted by authority of the board of trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 814,297
Gross unrealized depreciation on investment securities	(77,746)
Net unrealized appreciation on investment securities	736,551
Cost of investment securities for federal income tax purposes	1,980,775

Growth Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 92.75%	Shares	(000)

INFORMATION TECHNOLOGY — 21.55%
Google Inc., Class A1	2,796,400	$1,090,596
Microsoft Corp.	19,015,000	517,398
Cisco Systems, Inc.[1]	18,433,000	399,443
Corning Inc.[1]	11,150,000	300,047
Taiwan Semiconductor Manufacturing Co. Ltd.	78,660,068	155,806
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,950,000	69,917
Yahoo! Inc.[1]	6,750,000	217,755
Texas Instruments Inc.	6,651,000	215,958
KLA-Tencor Corp.	4,205,000	203,354
Oracle Corp.[1]	14,622,800	200,186
Xilinx, Inc.	6,425,000	163,580
Maxim Integrated Products, Inc.	4,005,000	148,786
eBay Inc.[1]	3,500,000	136,710
Seagate Technology[1]	5,000,000	131,650
Samsung Electronics Co., Ltd.	195,000	126,441
Analog Devices, Inc.	2,900,000	111,041
Linear Technology Corp.	2,895,000	101,557
Microchip Technology Inc.	2,150,000	78,045
Altera Corp.[1]	3,750,000	77,400
Novell, Inc.[1]	9,500,000	72,960
Nidec Corp.	885,000	72,622
AU Optronics Corp.	41,016,120	61,754
VeriSign, Inc.[1]	2,300,000	55,177
Novellus Systems, Inc.[1]	1,990,000	47,760
CDW Corp.	765,000	45,020
Iron Mountain Inc.[1]	1,100,000	44,814
Nokia Corp. (ADR)	2,000,000	41,440
International Business Machines Corp.	500,000	41,235
Dell Inc.[1]	1,270,000	37,795
Mediatek Incorporation	2,965,000	34,350
LG.Philips LCD Co., Ltd. (ADR) (Korea)[1]	1,400,000	31,780
Applied Materials, Inc.	1,605,000	28,104
Ceridian Corp.[1]	1,100,000	27,995
Hon Hai Precision Industry Co., Ltd.	3,919,135	24,304
Micron Technology, Inc.[1]	1,600,000	23,552
Sabre Holdings Corp., Class A	796,959	18,752
Automatic Data Processing, Inc.	400,000	18,272
Murata Manufacturing Co., Ltd.	180,000	12,187
Hirose Electric Co., Ltd.	75,000	10,544
Hewlett-Packard Co.	250,000	8,225
Sanmina-SCI Corp.[1]	1,430,000	5,863
Advanced Micro Devices, Inc.[1]	26,200	869
		5,211,044

CONSUMER DISCRETIONARY — 15.84%
Lowe’s Companies, Inc.	7,333,000	$ 472,538
Target Corp.	7,890,000	410,359
Carnival Corp., units	6,905,000	327,090
Kohl’s Corp.[1]	5,428,200	287,749
Starbucks Corp.[1]	6,920,000	260,469
Best Buy Co., Inc.	4,490,400	251,148
Harrah’s Entertainment, Inc.	2,642,000	205,970
Garmin Ltd.	2,432,000	193,174
IAC/InterActiveCorp[1]	6,397,630	188,538
Michaels Stores, Inc.	4,070,000	152,951
Expedia, Inc.[1]	7,360,130	149,190
Liberty Media Corp., Class A1	14,670,000	120,441
Time Warner Inc.	6,607,725	110,944
News Corp. Inc.	6,500,000	107,965
International Game Technology	1,881,000	66,249
Liberty Global, Inc., Class A1	2,869,662	58,742
Magna International Inc., Class A	725,000	54,875
Comcast Corp., Class A, special nonvoting stock[1]	1,240,000	32,389
Comcast Corp., Class A1	768,615	20,107
Gentex Corp.	2,700,000	47,142
Harley-Davidson Motor Co.	852,800	44,243
Takashimaya Co., Ltd.	2,852,000	43,463
Toyota Motor Corp.	765,000	41,785
Clear Channel Communications, Inc.	1,375,000	39,889
Apollo Group, Inc., Class A1	695,000	36,494
Shangri-La Asia Ltd.	18,000,000	29,113
Limited Brands, Inc.	1,087,457	26,599
Outback Steakhouse, Inc.	600,000	26,400
Discovery Holding Co.[1]	1,549,000	23,235
		3,829,251

ENERGY — 14.50%
Schlumberger Ltd.	3,609,800	456,892
Canadian Natural Resources, Ltd.	4,625,700	257,226
Halliburton Co.	3,480,000	254,110
EOG Resources, Inc.	3,265,000	235,080
Transocean Inc.[1]	2,731,400	219,331
Devon Energy Corp.	3,409,072	208,533
Suncor Energy Inc.	2,524,524	193,876
Burlington Resources Inc.	1,800,000	165,438
Newfield Exploration Co.[1]	3,917,200	164,131
Murphy Oil Corp.	2,698,800	134,454
Petro-Canada	2,660,300	126,234
Southwestern Energy Co.[1]	3,081,200	99,184
Diamond Offshore Drilling, Inc.	1,025,000	91,737
Baker Hughes Inc.	1,250,000	85,500
OPTI Canada Inc.[1]	2,140,000	81,174
Quicksilver Resources Inc.[1]	1,974,150	76,321
Arch Coal, Inc.	1,000,000	75,940
Norsk Hydro ASA	490,000	67,923
Saipem SpA	2,755,000	63,831
Bill Barrett Corp.[1]	1,933,000	62,996
National Oilwell Varco Inc.[1]	844,700	54,162
Rosetta Resources Inc.[1,2,3]	2,980,000	53,521
Denbury Resources Inc.[1]	1,400,000	44,338
FMC Technologies, Inc.[1]	850,000	43,537
Talisman Energy Inc.	800,000	42,544
BG Group PLC	3,050,000	38,140
ENSCO International Inc.	725,000	37,301
Exxon Mobil Corp.	550,000	33,473
Caltex Australia Ltd.	1,484,030	20,390
Noble Corp.	225,000	18,247
		3,505,564

HEALTH CARE — 12.70%
Roche Holding AG	3,460,000	514,981
Sanofi-Aventis	2,658,900	252,994
WellPoint, Inc.[1]	2,655,000	205,577
AstraZeneca PLC (ADR) (United Kingdom)	2,715,000	136,375
AstraZeneca PLC (Sweden)	1,200,000	60,516
Express Scripts, Inc.[1]	1,928,000	169,471
Cardinal Health, Inc.	2,150,000	160,218
Medtronic, Inc.	2,500,000	126,875
Forest Laboratories, Inc.[1]	2,710,000	120,947
Schering-Plough Corp.	6,000,000	113,940
Vertex Pharmaceuticals Inc.[1]	3,000,000	109,770
Guidant Corp.	1,377,700	107,543
UnitedHealth Group Inc.	1,925,000	107,531
Amgen Inc.[1]	1,300,000	94,575
Shire PLC (ADR)	2,000,000	92,980
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	82,025
Medco Health Solutions, Inc.[1]	1,419,000	81,195
Sepracor Inc.[1]	1,500,000	73,215
Gilead Sciences, Inc.[1]	1,120,000	69,686
MedImmune, Inc.[1]	1,765,000	64,564
Aveta, Inc.[1,2,3]	3,918,000	63,668
Biogen Idec Inc.[1]	1,335,000	62,879
Eli Lilly and Co.	970,000	53,641
Kinetic Concepts, Inc.[1]	1,000,000	41,170
McKesson Corp.	665,000	34,666
Martek Biosciences Corp.[1]	1,000,000	32,830
American Pharmaceutical Partners, Inc.[1]	667,900	19,029
Allergan, Inc.	160,000	17,360
		3,070,221

CONSUMER STAPLES — 6.50%
Altria Group, Inc.	7,380,000	522,947
Walgreen Co.	6,000,000	258,780
Seven & I Holdings Co., Ltd.	3,942,000	156,046
Coca-Cola Co.	2,645,000	110,746
PepsiCo, Inc.	1,845,000	106,622
Anheuser-Busch Companies, Inc.	2,325,000	99,440
Bunge Ltd.	1,486,000	82,785
Constellation Brands, Inc., Class A1	2,624,000	65,731
Diageo PLC	2,650,000	41,751
Performance Food Group Co.[1]	1,275,800	39,792
Wm. Wrigley Jr. Co.	450,000	28,800
Avon Products, Inc.	775,000	24,157
Procter & Gamble Co.	380,000	21,896
General Mills, Inc.	265,000	13,430
		1,572,923

INDUSTRIALS — 6.28%
Boeing Co.	2,565,000	$ 199,890
General Electric Co.	4,805,000	167,118
Monster Worldwide Inc.[1]	3,100,000	154,566
Tyco International Ltd.	5,484,400	147,421
Southwest Airlines Co.	7,670,300	137,989
Lockheed Martin Corp.	1,150,000	86,399
United Parcel Service, Inc., Class B	1,061,100	84,230
General Dynamics Corp.	1,300,000	83,174
UAL Corp.[1]	2,000,000	79,860
Northrop Grumman Corp.	1,150,000	78,533
Mitsubishi Heavy Industries, Ltd.	16,100,000	76,588
MSC Industrial Direct Co., Inc., Class A	1,000,000	54,020
Allied Waste Industries, Inc.[1]	4,100,000	50,184
Illinois Tool Works Inc.	474,600	45,709
Robert Half International Inc.	800,000	30,888
3M Co.	395,000	29,898
Raytheon Co.	246,000	11,277
		1,517,744

FINANCIALS — 5.88%
Fannie Mae	4,945,000	254,173
Banco Bradesco SA, preferred nominative (ADR)	6,750,000	242,392
American International Group, Inc.	2,600,000	171,834
Freddie Mac	2,297,700	140,160
Mitsui Trust Holdings, Inc.	9,300,000	135,961
Citigroup Inc.	2,575,000	121,617
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,640,000	121,212
Wells Fargo & Co.	1,185,000	75,686
Bank of New York Co., Inc.	1,529,300	55,116
Commerce Bancorp, Inc.	1,100,000	40,315
Hudson City Bancorp. Inc.	2,500,000	33,225
Mitsubishi UFJ Financial Group, Inc.	1,457	22,278
Marsh & McLennan Companies, Inc.	253,600	7,446
		1,421,415

MATERIALS — 1.88%
Barrick Gold Corp.	5,000,000	136,200
Freeport-McMoRan Copper & Gold Inc., Class B	1,404,500	83,947
Rio Tinto PLC	1,400,000	71,098
CRH PLC	1,700,000	59,345
Monsanto Co.	700,000	59,325
Newcrest Mining Ltd.	2,740,000	45,842
		455,757

TELECOMMUNICATION SERVICES — 2.22%
Qwest Communications International Inc.[1]	43,050,000	292,740
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	44,922
Telephone and Data Systems, Inc.	1,130,000	44,567
Sprint Nextel Corp.	2,819,602	72,859
Bharti Tele-Ventures Ltd.[1]	7,499,800	69,594
United States Cellular Corp.[1]	204,900	12,163
		536,845

UTILITIES — 0.52%
Reliant Resources, Inc.[1]	9,240,000	97,759
Questar Corp.	400,000	28,020
		125,779

MISCELLANEOUS — 4.88%
Other common stocks in initial period of acquisition		$ 1,179,779

Total common stocks (cost: $16,579,350,000)		22,426,322

	Principal amount
Short-term securities — 7.23%	(000)

CAFCO, LLC 4.55%-4.74% due 4/12-5/16/2006[3]	$122,800	122,427
Ciesco LLC 4.63% due 5/10/2006[3]	50,000	49,752
Federal Home Loan Bank 4.49%-4.645% due 4/21-6/7/2006	170,200	169,305
Park Avenue Receivables Co., LLC 4.54%-4.74% due 4/6-5/9/2006[3]	88,900	88,670
Preferred Receivables Funding Corp. 4.54%-4.77% due 4/5-5/4/2006[3]	75,674	75,532
Clipper Receivables Co., LLC 4.52%-4.71% due 4/7-4/25/2006[3]	153,901	153,590
Variable Funding Capital Corp. 4.55%-4.74% due 4/11-5/19/2006[3]	127,500	127,071
Bank of America Corp. 4.555%-4.75% due 4/13-6/7/2006	124,800	124,103
Coca-Cola Co. 4.55%-4.61% due 5/4-5/15/2006	55,900	55,638
Atlantic Industries 4.46%-4.47% due 4/3-4/4/2006[3]	54,000	53,975
Procter & Gamble Co. 4.52%-4.60% due 4/7-4/27/2006[3]	109,200	108,973
AIG Funding, Inc. 4.55%-4.67% due 4/18-4/28/2006	80,000	79,753
American General Finance Corp. 4.71% due 5/16/2006	25,000	24,849
Three Pillars Funding, LLC 4.72% due 4/17-4/19/2006[3]	100,000	99,763
United Parcel Service Inc. 4.49% due 4/3/2006	50,000	49,981
DuPont (E.I.) de Nemours & Co. 4.63% due 5/11/2006[3]	50,000	49,736
International Bank for Reconstruction and Development 4.42% due 4/5-4/7/2006	42,200	42,173
NetJets Inc. 4.50% due 4/4/2006[3]	40,000	39,980
IBM Capital Inc. 4.70% due 6/8/2006[3]	38,700	38,355
FCAR Owner Trust I 4.71% due 5/3/2006	35,000	34,849
Edison Asset Securitization LLC 4.73% due 5/17/2006[3]	34,600	34,386
Wal-Mart Stores Inc. 4.41%-4.71% due 4/4-5/9/2006[3]	34,000	33,886
AT&T Inc. 4.72% due 4/26/2006[3]	25,000	24,915
3M Co. 4.65% due 5/18/2006	25,000	24,851
Hershey Co. 4.71% due 5/2/2006[3]	22,200	22,107
Concentrate Manufacturing Co. of Ireland 4.55%-4.60% due 4/3-4/17/2006[3]	20,200	20,157

Total short-term securities (cost: $1,748,726,000)		1,748,777

Total investment securities (cost: $18,328,076,000)		24,175,099
Other assets less liabilities		4,946

Net assets		$24,180,045

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

unaudited

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2006, appear below.

						Market value
					Dividend	of affiliates
					income	at 3/31/06
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)

Aveta	3,918,000	—	—	3,918,000	$ —	$ 63,668
Rosetta Resources	2,980,000	—	—	2,980,000	—	53,521
					$ —	$117,189

1 Security did not produce income during the last 12 months.
2 The fund owns 5% or more of the outstanding voting shares of this company. See table above for additional information.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,260,464,000, which represented 5.21% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 6,117,272
Gross unrealized depreciation on investment securities	(278,521)
Net unrealized appreciation on investment securities	5,838,751
Cost of investment securities for federal income tax purposes	18,336,348

International Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 84.54%	Shares	(000)

FINANCIALS — 23.33%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	$ 133,186
Kookmin Bank	1,372,500	118,519
Mitsubishi UFJ Financial Group, Inc.	7,709	117,875
Société Générale	743,000	111,763
Credit Suisse Group	1,565,000	87,784
Macquarie Bank Ltd.	1,856,898	85,947
Hana Financial Holdings	1,398,422	66,208
ING Groep NV	1,549,310	61,220
Allianz AG	351,200	58,651
ICICI Bank Ltd.	4,400,000	58,269
Swire Pacific Ltd., Class A	5,720,000	55,988
BNP Paribas	560,000	52,028
BNP Paribas[1]	17,090	1,534
Mizuho Financial Group, Inc.	5,870	48,019
Sun Hung Kai Properties Ltd.	4,560,000	46,309
UniCredito Italiano SpA	6,305,000	45,640
Banco Bilbao Vizcaya Argentaria, SA	2,072,500	43,258
Crédit Agricole SA	1,100,000	42,813
Hongkong Land Holdings Ltd.	10,500,000	39,060
Royal Bank of Scotland Group PLC	1,156,278	37,640
Banco Santander Central Hispano, SA	2,475,731	36,160
Siam Commercial Bank PCL	20,816,200	34,564
UBS AG	285,000	31,295
Takefuji Corp.	465,000	29,270
Shinhan Financial Group Co., Ltd.	634,670	28,415
Sumitomo Realty & Development Co., Ltd.	980,000	27,139
PartnerRe Holdings Ltd. (polynational)	416,300	25,848
HSBC Holdings PLC (United Kingdom)	767,460	12,872
HSBC Holdings PLC (Hong Kong)	650,000	10,882
Samsung Fire & Marine Insurance Co., Ltd.	160,610	21,242
Hypo Real Estate Holding AG	297,400	20,392
Bank of Nova Scotia	500,000	20,058
AXA	550,000	19,306
Mitsui Trust Holdings, Inc.	1,281,000	18,727
Mitsui Sumitomo Insurance Co., Ltd.	1,280,000	17,408
DnB NOR ASA	1,217,800	16,407
Westpac Banking Corp.	962,514	16,407
St. George Bank Ltd.	650,000	14,345
		1,712,448

CONSUMER DISCRETIONARY — 9.21%
Kingfisher PLC	15,603,645	$ 64,950
Swatch Group Ltd	243,386	40,854
Swatch Group Ltd	597,444	20,799
Mediaset SpA	4,050,000	47,716
Sony Corp.	950,000	43,982
LG Electronics Inc.	538,000	43,634
NOK Corp.	1,536,000	41,362
Rakuten, Inc.	41,530	37,748
Industria de Diseno Textil, SA	869,577	33,570
Nikon Corp.	1,856,000	33,267
Carnival PLC	665,000	32,708
Hyundai Motor Co.	375,000	31,533
Grupo Televisa, SA, ordinary participation certificates (ADR)	1,440,000	28,656
News Corp. Inc. Class B	974,283	17,108
News Corp. Inc. Class A	687,292	11,416
JCDecaux SA1	835,000	22,600
DSG International PLC	6,342,341	20,337
Greek Organization of Football Prognostics SA	429,330	16,414
Suzuki Motor Corp.	700,000	16,085
Cie. Financière Richemont AG, units, Class A	325,000	15,576
Toyota Motor Corp.	230,000	12,563
Honda Motor Co., Ltd.	200,000	12,385
Kesa Electricals PLC	1,973,300	10,700
Pearson PLC	750,000	10,402
Publishing & Broadcasting Ltd.	375,000	4,642
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	800,276	3,206
SET India Ltd.[1,2,3]	32,200	1,620
		675,833

INFORMATION TECHNOLOGY — 8.43%
Samsung Electronics Co., Ltd.	168,064	108,975
Taiwan Semiconductor Manufacturing Co. Ltd.	26,513,042	52,516
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,824,599	18,355
Rohm Co., Ltd.	592,100	62,620
Chi Mei Optoelectronics Corp.	35,712,212	50,408
Toshiba Corp.	8,103,000	47,082
AU Optronics Corp.	28,428,000	42,802
Murata Manufacturing Co., Ltd.	605,000	40,960
Nippon Electric Glass Co., Ltd.	1,580,000	39,325
Mediatek Incorporation	2,992,000	34,663
Hirose Electric Co., Ltd.	238,300	33,502
Tokyo Electron Ltd.	435,000	30,005
Hoya Corp.	733,600	29,601
Hon Hai Precision Industry Co., Ltd.	3,300,324	20,467
livedoor Co., Ltd.[1]	8,297,667	7,472
		618,753

ENERGY — 8.05%
Royal Dutch Shell PLC, Class B	1,193,868	38,843
Royal Dutch Shell PLC, Class B (ADR)	275,839	17,971
Royal Dutch Shell PLC, Class A	522,000	16,337
Oil & Natural Gas Corp. Ltd.	2,213,000	65,243
Reliance Industries Ltd.	3,628,695	64,885
Husky Energy Inc.	1,035,000	62,653
Norsk Hydro ASA	410,000	56,833
Canadian Natural Resources, Ltd.	1,000,000	55,608
Petro-Canada	1,080,000	51,247
Nexen Inc.	859,625	47,360
ENI SpA	960,000	27,322
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	22,101
OAO NOVATEK (GDR)	400,900	15,435
OAO NOVATEK (GDR)[2]	109,100	4,200
PetroChina Co. Ltd., Class H	16,300,000	17,015
Repsol YPF, SA	545,080	15,487
TOTAL SA	47,000	12,402
		590,942

TELECOMMUNICATION SERVICES — 7.22%
Telekom Austria AG	5,510,225	129,906
Koninklijke KPN NV	8,685,600	97,909
América Móvil SA de CV, Series L (ADR)	1,440,000	49,334
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B3	59,925,000	45,722
Telefónica, SA	2,487,984	39,053
China Unicom Ltd.	42,678,200	34,651
Tele Norte Leste Participações SA, preferred nominative	1,798,414	29,990
Vodafone Group PLC	12,870,000	26,953
Chunghwa Telecom Co., Ltd. (ADR)	1,000,000	19,590
Chunghwa Telecom Co., Ltd.	590,000	1,114
Belgacom SA	510,000	16,314
KDDI Corp.	2,130	11,381
China Netcom Group Corp. Ltd. (ADR) (China)	307,200	10,878
France Télécom, SA	445,000	10,011
Teléfonos de México, SA de CV, Class L (ADR)	152,700	3,433
Singapore Telecommunications Ltd.	1,439,290	2,360
Maxis Communications Bhd.	640,300	1,513
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		530,112

HEALTH CARE — 6.53%
Roche Holding AG	869,500	129,415
Novo Nordisk A/S, Class B	1,578,600	98,262
AstraZeneca PLC (United Kingdom)	1,262,500	63,632
AstraZeneca PLC (Sweden)	510,500	25,744
Merck KGaA	679,000	64,549
UCB NV	858,924	42,269
Shionogi & Co., Ltd.	1,200,000	19,684
Smith & Nephew PLC	2,110,000	18,739
Ranbaxy Laboratories Ltd.	1,176,000	11,431
Elan Corp., PLC (ADR)[1]	370,000	5,343
		479,068

CONSUMER STAPLES — 5.36%
Seven & I Holdings Co., Ltd.	3,327,000	131,701
Nestlé SA	151,920	45,083
Koninklijke Ahold NV1	5,205,000	40,945
Shinsegae Co., Ltd. (Korea)	86,000	39,212
METRO AG	673,000	34,514
Groupe Danone	242,400	29,704
Woolworths Ltd.	1,245,733	16,786
Wal-Mart de México, SA de CV, Series V	6,180,240	16,312
Tesco PLC	2,263,260	12,981
Uni-Charm Corp.	195,000	9,574
Unilever NV	130,000	9,029
Coca-Cola HBC SA	250,000	7,770
		393,611

MATERIALS — 5.22%
Bayer AG	2,013,000	80,665
Nitto Denko Corp.	949,900	80,611
Barrick Gold Corp.	1,537,802	41,861
Kuraray Co., Ltd.	2,538,000	29,838
BHP Billiton PLC	1,500,000	27,412
Siam Cement PCL	4,020,000	26,493
Holcim Ltd.	285,714	22,742
Cemex, SA de CV, ordinary participation certificates, units (ADR)	300,000	19,584
Rio Tinto PLC	337,500	17,140
L’Air Liquide	72,000	14,993
Cía. Vale do Rio Doce, ordinary nominative (ADR)	300,000	14,559
Gold Fields Ltd.	317,100	6,935
		382,833

INDUSTRIALS — 4.07%
Asahi Glass Co., Ltd.	4,560,000	68,137
Samsung Engineering Co., Ltd.	1,592,000	53,744
Siemens AG	575,000	53,694
Mitsubishi Corp.	1,820,000	41,434
Capita Group PLC	3,750,000	29,948
Bharat Heavy Electricals Ltd.	400,000	20,161
FANUC LTD	162,000	15,592
MISC Berhad	5,304,600	13,686
Qantas Airways Ltd.	1,004,702	2,545
		298,941

UTILITIES — 2.56%
Veolia Environnement	1,755,900	97,541
E.ON AG	215,000	23,665
National Grid PLC	1,842,857	18,336
Scottish Power PLC	1,700,000	17,196
Hong Kong and China Gas Co. Ltd.	7,000,000	16,915
Gas Natural SDG, SA	500,000	14,479
		188,132

MISCELLANEOUS — 4.56%
Other common stocks in initial period of acquisition		334,528

Total common stocks (cost: $4,455,863,000)		6,205,201

		unaudited

	Principal amount	Market value
Short-term securities — 15.51%	(000)	(000)

ING (U.S.) Funding LLC 4.54%-4.81% due 4/11-6/2/2006	$157,100	$ 156,086
Mont Blanc Capital Corp. 4.77% due 4/28/2006[2]	20,000	19,926
Royal Bank of Canada 4.705% due 5/15/2006	40,000	39,995
Old Line Funding, LLC 4.64% due 5/2/2006[2]	30,272	30,150
Thunder Bay Funding, LLC 4.56% due 4/4/2006[2]	20,738	20,727
ANZ (Delaware) Inc. 4.845% due 6/26/2006	42,000	41,523
ANZ National (International) Ltd. 4.69% due 5/10/2006[2]	30,000	29,843
Shell International Finance BV 4.50%-4.53% due 4/3-4/13/2006	70,700	70,632
Alcon Capital Corp. 4.695% due 5/17/2006[2]	41,800	41,556
Nestlé Capital Corp. 4.54% due 4/21/2006[2]	25,900	25,837
Canadian Imperial Holdings Inc. 4.55%-4.71% due 4/12-5/16/2006	64,700	64,470
BMW U.S. Capital Corp. 4.64%-4.70% due 5/12-5/17/2006[2]	61,500	61,158
Amsterdam Funding Corp. 4.54%-4.75% due 4/3-5/22/2006[2]	57,300	57,075
American Honda Finance Corp. 4.54%-4.58% due 4/18-5/4/2006	55,441	55,285
Federal Home Loan Bank 4.49%-4.65% due 4/21-6/7/2006	55,100	54,819
Freddie Mac 4.595%-4.645% due 5/30/2006	54,900	54,467
GlaxoSmithKline Finance PLC 4.53% due 4/19/2006	50,000	49,891
HSBC USA Inc. 4.80% due 5/25-5/31/2006	43,700	43,368
Statoil ASA 4.65% due 5/8/2006	27,300	27,166
Private Export Funding Corp. 4.51% due 4/3/2006[2]	25,000	24,991
BASF AG 4.67% due 5/17/2006[2]	25,000	24,854
Fannie Mae 4.664% due 6/14/2006	24,000	23,761
DaimlerChrysler Revolving Auto Conduit LLC II 4.81% due 5/30/2006	21,400	21,230
Allied Irish Banks N.A. Inc. 4.865% due 6/30/2006[2]	20,400	20,155
Spintab AB (Swedmortgage) 4.54% due 4/6/2006	19,200	19,188
IXIS Commercial Paper Corp. 4.55% due 4/13/2006[2]	16,200	16,176
Barton Capital LLC 4.57% due 4/10/2006[2]	16,000	15,980
Total Capital SA 4.52% due 4/6/2006[2]	11,800	11,791
Stadshypotek Delaware Inc. 4.69% due 5/10/2006[2]	9,000	8,953
National Australia Funding (Delaware) Inc.4.68% due 4/10/2006[2]	7,800	7,790

Total short-term securities (cost: $1,138,787,000)		1,138,843

Total investment securities (cost: $5,594,650,000)		7,344,044
Other assets less liabilities		(3,899)

Net assets		$7,340,145

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $425,988,000, which represented 5.80% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,842,091
Gross unrealized depreciation on investment securities	(100,165)
Net unrealized appreciation on investment securities	1,741,926
Cost of investment securities for federal income tax purposes	5,602,118

New World Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 83.71%	Shares	(000)

FINANCIALS — 16.79%
PT Bank Rakyat Indonesia[1]	37,761,150	$ 16,242
Erste Bank der oesterreichischen Sparkassen AG	128,600	7,585
Erste Bank der oesterreichischen Sparkassen AG2	117,424	6,833
Housing Development Finance Corp. Ltd.	435,100	13,077
Banco Itaú Holding Financeira SA, preferred nominative	302,600	8,953
Unibanco-União de Bancos Brasileiros SA, units (GDR)	110,000	8,130
Banco Santander Central Hispano, SA	535,782	7,825
Bank Muscat (SAOG) (GDR)	785,125	7,655
Piraeus Bank SA	221,000	6,697
EFG International[2]	240,000	6,625
Allied Irish Banks, PLC	250,000	5,970
HSBC Holdings PLC	325,000	5,441
Bank Polska Kasa Opieki SA	88,000	5,199
Citigroup Inc.	107,000	5,054
National Bank of Pakistan	1,050,000	4,942
Bank of the Philippine Islands	3,844,616	4,707
Grupo Financiero Banorte, SA de CV	1,800,000	4,277
Itaúsa — Investimentos Itaú SA, preferred nominative	988,790	4,269
Banco Latinoamericano de Exportaciones, SA	235,000	3,997
ICICI Bank Ltd.	282,174	3,737
ICICI Bank Ltd. (ADR)	8,000	221
National Savings and Commercial Bank Ltd.	114,000	3,958
FirstRand Ltd.	1,130,000	3,678
Siam Commercial Bank PCL	2,000,000	3,321
Bank Hapoalim Ltd.	650,000	3,020
Türkiye Garanti Bankasi AS2	697,000	2,596
African Bank Investments Ltd.	500,000	2,451
American International Group, Inc.	33,000	2,181
Kookmin Bank	23,000	1,986
HDFC Bank Ltd.	36,500	635
China Construction Bank Corp., H shares[2]	500	—
		161,262

CONSUMER STAPLES — 9.22%
Tesco PLC	3,178,418	18,229
Nestlé SA	31,500	9,348
Fomento Económico Mexicano, SA de CV (ADR)	99,300	9,102
Pyaterochka Holding NV (GDR)[2,3]	477,200	7,778
Avon Products, Inc.	210,200	6,552
PepsiCo, Inc.	84,000	4,854
Migros Türk TAS	370,147	4,604
Coca-Cola Co.	100,000	4,187
Wal-Mart de México, SA de CV, Series V (ADR)	88,000	2,292
Wal-Mart de México, SA de CV, Series V	400,000	1,056
Massmart Holdings Ltd.	320,000	3,041
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	2,578
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	450
Bunge Ltd.	50,000	2,786
Anheuser-Busch Companies, Inc.	45,000	1,925
Coca-Cola HBC SA	60,000	1,865
Unilever NV	26,500	1,841
Groupe Danone	14,982	1,836
Oriflame Cosmetics SA (SDR)	50,000	1,669
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	480,000	1,641
Unilever PLC	87,587	897
		88,531

MATERIALS — 8.41%
Harmony Gold Mining Co. Ltd.[2]	590,000	9,601
Votorantim Celulose e Papel SA, preferred nominative (ADR)	540,000	8,737
Taiwan Cement Corp.	11,120,000	8,577
Hindalco Industries Ltd.	1,950,000	8,010
Associated Cement Companies Ltd.	430,000	7,562
Aracruz Celulose SA, Class B, preferred nominative (ADR)	116,000	6,141
Siam Cement PCL	733,000	4,831
Phelps Dodge Corp.	50,000	4,026
Cemex, SA de CV, ordinary participation certificates, units (ADR)	56,385	3,681
Potash Corp. of Saskatchewan Inc.	40,000	3,524
Ivanhoe Mines Ltd.[2]	303,100	2,883
Cía. Vale do Rio Doce, preferred nominative, Class A	63,000	2,724
AngloGold Ashanti Ltd.	49,500	2,642
BHP Billiton PLC	142,664	2,607
Holcim Ltd.	31,500	2,507
Asian Paints Ltd.	148,660	2,159
Siam City Cement PCL	80,000	605
		80,817

CONSUMER DISCRETIONARY — 7.96%
Toyota Motor Corp.	211,100	11,530
Kuoni Reisen Holding AG, Class B2	16,500	8,553
Honda Motor Co., Ltd.	127,000	7,865
Las Vegas Sands Corp.[2]	127,000	7,196
Maruti Udyog Ltd.	280,000	5,504
Grupo Televisa, SA, ordinary participation certificates (ADR)	259,600	5,166
NOK Corp.	177,500	4,780
Merry Electronics Co., Ltd.	1,460,000	4,685
Yue Yuen Industrial (Holdings) Ltd.	1,495,000	4,402
Central European Media Enterprises Ltd., Class A (USA — Incorporated in Bermuda)[2]	60,100	4,123
Makita Corp.	110,000	3,392
Motor Industries Co. Ltd.	50,000	3,270
Swatch Group Ltd	70,000	2,437
Li & Fung Ltd.	806,000	1,818
LG Electronics Inc.	14,700	1,192
Laureate Education, Inc.[2]	10,500	560
		76,473

INFORMATION TECHNOLOGY — 7.18%
Nokia Corp. (ADR)	312,100	$ 6,467
Nokia Corp., Class A	236,900	4,905
Samsung Electronics Co., Ltd.	16,200	10,504
NHN Corp.[2]	31,000	9,572
Mediatek Incorporation	808,472	9,366
Hon Hai Precision Industry Co., Ltd.	1,125,328	6,979
Kingboard Chemical Holdings Ltd.	1,690,000	5,107
Hoya Corp.	114,400	4,616
Acer Inc.	2,200,000	4,052
NetEase.com, Inc. (ADR)[2]	120,000	2,945
ASUSTeK Computer Inc.	1,000,000	2,715
Venture Corp. Ltd.	221,000	1,750
		68,978

INDUSTRIALS — 6.85%
Murray & Roberts Holdings Ltd.	3,395,007	15,304
Wienerberger AG	194,000	9,759
Daelim Industrial Co., Ltd.	102,000	8,084
ALL — América Latina Logística, units	95,000	5,885
Thai Airways International PCL	4,840,700	5,795
AGCO Corp.[2]	260,000	5,392
Barloworld Ltd.	215,000	4,646
Asahi Glass Co., Ltd.	272,000	4,064
Bharat Heavy Electricals Ltd.	70,000	3,528
Bidvest Group Ltd.	125,000	2,319
3M Co.	13,200	999
		65,775

TELECOMMUNICATION SERVICES — 6.80%
América Móvil SA de CV, Series L (ADR)	310,000	10,621
Telemig Celular Participações SA, preferred nominative (ADR)	152,900	7,287
Telekom Austria AG	295,500	6,966
Telefónica, SA	286,632	4,499
Partner Communications Co. Ltd.	571,500	4,409
Partner Communications Co. Ltd. (ADR)	10,000	75
Pakistan Telecommunication Corp.[2]	3,900,000	4,266
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	4,151
Maxis Communications Bhd.	1,734,000	4,097
China Unicom Ltd.	5,038,000	4,090
Brasil Telecom Participações SA, preferred nominative (ADR)	100,000	3,629
Tele Norte Leste Participações SA, preferred nominative	185,297	3,090
Vodafone Group PLC	1,400,000	2,932
Magyar Telekom Telecommunications Co. Ltd. (ADR)	110,000	2,397
Telekomunikacja Polska SA	250,400	1,712
Teléfonos de México, SA de CV, Class L (ADR)	50,000	1,124
		65,345

ENERGY — 6.17%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	86,000	7,454
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	4,232
Royal Dutch Shell PLC, Class B	179,000	5,824
Royal Dutch Shell PLC, Class B (ADR)	39,949	2,603
Oil & Natural Gas Corp. Ltd.	222,800	6,569
FMC Technologies, Inc.[2]	116,600	5,972
China Shenhua Energy Co. Ltd.[2]	2,950,000	5,190
MOL Magyar Olaj- és Gázipari Rt., Class A	40,841	4,194
Nexen Inc.	63,428	3,494
PetroChina Co. Ltd. ,Class H	3,200,000	3,340
PTT Exploration and Production PCL	200,000	2,842
Harvest Natural Resources, Inc.[2]	217,800	2,117
Noble Energy, Inc.	46,000	2,020
Reliance Industries Ltd.	110,000	1,967
China Oilfield Services Ltd., Class H	2,911,300	1,482
		59,300

UTILITIES — 6.04%
AES Corp.[2]	560,000	9,554
Perusahaan Gas Negara (Persero) Tbk.[1,2]	8,297,000	9,155
RAO Unified Energy System of Russia (GDR)	120,000	8,196
NTPC Ltd.	2,557,000	7,709
CPFL Energia SA (ADR)	144,000	6,048
Gas Natural SDG, SA	160,600	4,651
Cheung Kong Infrastructure Holdings Ltd.	1,066,000	3,386
Reliance Energy Ltd.[2]	241,500	3,321
ENDESA, SA	100,000	3,229
Veolia Environnement	49,000	2,722
		57,971

HEALTH CARE — 3.53%
KRKA, d.d., Novo mesto	16,864	10,760
Novo Nordisk A/S, Class B	153,460	9,552
Gedeon Richter Ltd.	20,400	4,116
Dr. Reddy’s Laboratories Ltd.	120,000	3,835
Teva Pharmaceutical Industries Ltd. (ADR)	70,000	2,882
Ranbaxy Laboratories Ltd.	219,000	2,129
AstraZeneca PLC	12,700	640
		33,914

MISCELLANEOUS — 4.76%
Other common stocks in initial period of acquisition		45,696

Total common stocks (cost: $577,975,000)		804,062

Rights & warrants — 0.01%

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[2]	169,000	78

Total rights & warrants (cost: $0)		78

		unaudited

	Principal amount	Market value
Bonds & notes — 9.05%	(000)	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 8.27%
Argentina (Republic of) 6.84% 2033[4,5]	ARS30,221	$10,056
Argentina (Republic of) 4.278% 2012[6]	$2,000	1,625
Argentina (Republic of) 0.72% 2038[5]	ARS11,138	1,622
Argentina (Republic of) GDP-Linked 2035	43,865	1,310
Argentina (Republic of) 3.627% 2010[5]	1,312	452
Argentina (Republic of) 2.326% 2014[5]	1,163	342
Brazil (Federal Republic of) Global 11.00% 2040	$2,375	3,050
Brazil (Federal Republic of) Global 8.00% 2018	2,434	2,643
Brazil (Federal Republic of) Global 9.25% 2010	2,200	2,489
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,851
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,157
Brazil (Federal Republic of) Global 12.50% 2016	R$1,400	655
Brazilian Treasury Bill 5.903% 2010[5]	1,000	643
Brazilian Treasury Bill 0% 2007	1,000	292
Brazil (Federal Republic of) Global 8.875% 2024	$ 100	116
Russian Federation 8.25% 2010	6,400	6,785
Russian Federation 5.00%/7.50% 2030[3,7]	3,406	3,734
Russian Federation 5.00%/7.50% 2030[7]	750	822
Russian Federation 8.25% 2010[3]	503	533
United Mexican States Government Global 9.875% 2010	4,125	4,713
United Mexican States Government Global 11.375% 2016	1,408	1,988
United Mexican States Government Global 5.28% 2009[6]	1,250	1,265
United Mexican States Government Global 6.375% 2013	1,000	1,028
United Mexican States Government, Series MI10, 8.00% 2013	MXP7,700	682
United Mexican States Government, Series M20, 10.00% 2024	6,000	617
United Mexican States Government Global 10.375% 2009	$397	447
United Mexican States Government, Series MI10, 9.50% 2014	MXP4,500	440
United Mexican States Government, Series M20, 8.00% 2023	800	71
Peru (Republic of) 9.125% 2012	$2,800	3,178
Peru (Republic of) 8.375% 2016	1,725	1,880
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[6]	849	811
Peru (Republic of) 7.35% 2025	500	494
Colombia (Republic of) Global 10.00% 2012	2,100	2,486
Colombia (Republic of) Global 10.75% 2013	1,360	1,697
Colombia (Republic of) Global 11.75% 2020	650	930
Columbia (Republic of) Global 8.125% 2024	500	563
Columbia (Republic of) Global 8.25% 2014	400	452
Panama (Republic of) Global 6.70% 2036	1,239	1,243
Panama (Republic of) Global 9.375% 2029	905	1,152
Panama (Republic of) Global 9.375% 2012	790	920
Panama (Republic of) Global 7.125% 2026	890	912
Panama (Republic of) Global 8.875% 2027	300	366
Panama (Republic of) Global 9.625% 2011	219	253
Philippines (Republic of) 8.375% 2009	1,665	1,796
Philippines (Republic of) Global 10.625% 2025	1,200	1,562
Philippines (Republic of) 9.875% 2019	700	846
Phillippines (Republic of) 7.75% 2031	450	456
Turkey (Republic of) 11.875% 2030	1,225	1,897
Turkey (Republic of) 20.00% 2007	TRY1,775	1,443
Turkey (Republic of) 15.00% 2010	1,380	1,095
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP4,300	699
Dominican Republic 8.625% 2027[3]	$ 550	567
Venezuela (Republic of) 9.25% 2027	170	216
Venezuela (Republic of) Global 8.50% 2014	55	62
		79,404

INFORMATION TECHNOLOGY — 0.42%
Amkor Technology, Inc. 7.125% 2011	$ 2,730	$ 2,525
Amkor Technology, Inc. 10.50% 2009	1,495	1,473
		3,998

ENERGY — 0.20%
Pemex Project Funding Master Trust 6.625% 2035[3]	1,800	1,741
Pemex Project Funding Master Trust 8.00% 2011	200	218
		1,959

UTILITIES — 0.11%
Enersis SA 7.375% 2014	650	681
AES Gener SA 7.50% 2014	400	412
		1,093

INDUSTRIALS — 0.05%
TFM, SA de CV 9.375% 2012	400	442

Total bonds & notes (cost: $78,555,000)		86,896

Short-term securities — 8.59%

ING (U.S.) Funding LLC 4.51%-4.685% due 4/18-5/9/2006	14,200	14,139
Danske Corp. 4.665%-4.69% due 5/8-5/15/2006[3]	12,400	12,333
UBS Finance (Delaware) LLC 4.72%-4.75% due 5/18-5/23/2006	10,400	10,334
Canadian Imperial Holdings Inc. 4.71%-4.76% due 5/16-6/6/2006	8,200	8,144
Amsterdam Funding Corp. 4.61%-4.70% due 4/18-5/16/2006[3]	8,000	7,975
BASF AG 4.49% due 4/13/2006[3]	6,800	6,790
AT&T Inc. 4.85% due 4/3/2006[3]	5,200	5,198
Shell International Finance BV 4.53% due 4/13/2006	3,700	3,694
American Honda Finance Corp. 4.57% due 4/25/2006	3,400	3,389
National Australia Funding Inc. 4.68% due 4/10/2006[3]	3,300	3,296
Vodafone Group PLC 4.64% due 4/24/2006[3]	3,300	3,290
Stadshypotek Delaware Inc. 4.69% due 5/10/2006[3]	1,800	1,791
Old Line Funding, LLC 4.63% due 4/20/2006[3]	1,500	1,496
Spintab AB (Swedmortgage) 4.54% due 4/6/2006	700	699

Total short-term securities (cost: $82,561,000)		82,568

Total investment securities (cost: $739,091,000)		973,604
Other assets less liabilities		(13,066)

Net assets		$960,538

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $56,522,000, which represented 5.88% of the net assets of the fund.
4 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5 Index-linked bond whose principal amount moves with a government retail price index.
6 Coupon rate may change periodically.
7 Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$235,189
Gross unrealized depreciation on investment securities	(9,720)
Net unrealized appreciation on investment securities	225,469
Cost of investment securities for federal income tax purposes	748,135

Blue Chip Income and Growth Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 93.51%	Shares	(000)

FINANCIALS — 18.24%
Fannie Mae	2,380,000	$122,332
J.P. Morgan Chase & Co.	2,200,000	91,608
American International Group, Inc.	1,300,000	85,917
Bank of America Corp.	1,851,395	84,313
Citigroup Inc.	1,225,000	57,857
Capital One Financial Corp.	700,000	56,364
Freddie Mac	700,000	42,700
Washington Mutual, Inc.	750,000	31,965
HSBC Holdings PLC (ADR)	225,000	18,850
Bank of New York Co., Inc.	440,000	15,858
Jefferson-Pilot Corp.	250,000	14,671
		622,435

INFORMATION TECHNOLOGY — 17.00%
Oracle Corp.[1]	9,200,000	125,948
Hewlett-Packard Co.	3,350,000	110,215
Microsoft Corp.	3,550,000	96,595
International Business Machines Corp.	900,000	74,223
Intel Corp.	2,900,000	56,115
Cisco Systems, Inc.[1]	2,400,000	52,008
Applied Materials, Inc.	1,800,000	31,518
Linear Technology Corp.	487,700	17,109
Automatic Data Processing, Inc.	250,000	11,420
Analog Devices, Inc.	70,000	2,680
Maxim Integrated Products, Inc.	60,000	2,229
		580,060

CONSUMER DISCRETIONARY — 13.08%
Lowe’s Companies, Inc.	1,470,000	94,727
Best Buy Co., Inc.	1,419,000	79,365
Target Corp.	1,270,000	66,053
General Motors Corp.	1,750,000	37,222
TJX Companies, Inc.	1,350,000	33,507
Leggett & Platt, Inc.	1,350,000	32,899
Clear Channel Communications, Inc.	1,125,000	32,636
Carnival Corp., units	575,000	27,238
Mattel, Inc.	1,200,000	21,756
Harley-Davidson Motor Co.	400,000	20,752
		446,155

INDUSTRIALS — 13.08%
General Electric Co.	3,900,000	$135,642
Tyco International Ltd.	4,375,000	117,600
United Parcel Service, Inc., Class B	710,000	56,360
United Technologies Corp.	760,000	44,057
Norfolk Southern Corp.	592,800	32,053
Emerson Electric Co.	250,000	20,907
Southwest Airlines Co.	1,000,000	17,990
Waste Management, Inc.	500,000	17,650
Pitney Bowes Inc.	90,000	3,864
		446,123

HEALTH CARE — 11.02%
Cardinal Health, Inc.	1,200,000	89,424
Aetna Inc.	1,100,000	54,054
AstraZeneca PLC (ADR)	950,000	47,718
Eli Lilly and Co.	775,000	42,857
Merck & Co., Inc.	1,000,000	35,230
Abbott Laboratories	800,000	33,976
Schering-Plough Corp.	1,600,000	30,384
HCA Inc.	600,000	27,474
Pfizer Inc	300,000	7,476
Amgen Inc.[1]	100,000	7,275
		375,868

TELECOMMUNICATION SERVICES — 6.43%
BellSouth Corp.	3,845,000	133,229
AT&T Inc.	2,125,000	57,460
Sprint Nextel Corp.	850,000	21,964
Verizon Communications Inc.	200,000	6,812
		219,465

CONSUMER STAPLES — 5.07%
Wal-Mart Stores, Inc.	1,500,000	70,860
Kraft Foods Inc., Class A	1,255,000	38,039
Avon Products, Inc.	730,000	22,754
Walgreen Co.	480,000	20,702
PepsiCo, Inc.	250,000	14,447
Kimberly-Clark Corp.	55,000	3,179
H.J. Heinz Co.	80,000	3,034
		173,015

ENERGY — 4.06%
Schlumberger Ltd.	570,000	72,145
Royal Dutch Shell PLC, Class A (ADR)	500,000	31,130
ConocoPhillips	300,000	18,945
Exxon Mobil Corp.	200,000	12,172
EOG Resources, Inc.	60,000	4,320
		138,712

MATERIALS — 2.06%
Alcoa Inc.	1,375,000	42,020
E.I. du Pont de Nemours and Co.	350,000	14,774
Air Products and Chemicals, Inc.	200,000	13,438
		70,232

UTILITIES — 0.86%
FPL Group, Inc.	400,000	16,056
Duke Energy Corp.	260,000	7,579
Xcel Energy Inc.	250,000	4,538
FirstEnergy Corp.	25,901	1,267
		29,440

MISCELLANEOUS — 2.61%
Other common stocks in initial period of acquisition		88,967

Total common stocks (cost: $2,757,563,000)		3,190,472

	Principal amount
Short-term securities — 6.34%	(000)

Caterpillar Financial Services Corp. 4.48%-4.58% due 4/10-4/28/2006	$34,900	34,812
Federal Home Loan Bank 4.435%-4.62% due 4/5-5/19/2006	27,100	26,983
Variable Funding Capital Corp. 4.64% due 4/27/2006[2]	25,000	24,913
Ranger Funding Co. LLC 4.55% due 4/3/2006[2]	17,800	17,793
Park Avenue Receivables Co. LLC 4.56% due 4/10/2006[2]	16,200	16,179
Triple-A One Funding Corp. 4.59% due 4/6/2006[2]	12,800	12,790
McCormick & Co., Inc. 4.68% due 5/31/2006[2]	12,400	12,303
Atlantic Industries 4.69% due 6/2/2006[2]	11,500	11,407
Hershey Co. 4.46%-4.73% due 4/5-5/4/2006[2]	11,400	11,388
Fannie Mae 4.655% due 6/7/2006	10,500	10,405
IBM Capital Inc. 4.70% due 6/8/2006[2]	10,000	9,911
NetJets Inc. 4.67% due 5/8/2006[2]	9,600	9,554
USAA Capital Corp. 4.57% due 5/15/2006	7,000	6,960
Wal-Mart Stores Inc. 4.74% due 6/6/2006[2]	6,400	6,345
International Lease Finance Corp. 4.69% due 5/4/2006	3,400	3,385
Harley-Davidson Funding Corp. 4.71% due 4/21/2006[2]	1,100	1,097

Total short-term securities (cost: $216,220,000)		216,225

Total investment securities (cost: $2,973,783,000)		3,406,697
Other assets less liabilities		5,003

Net assets		$3,411,700

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $133,680,000, which represented 3.92% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 515,991
Gross unrealized depreciation on investment securities	(85,143)
Net unrealized appreciation on investment securities	430,848
Cost of investment securities for federal income tax purposes	2,975,849

Growth-Income Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 86.32%	Shares	(000)

INFORMATION TECHNOLOGY — 16.87%
Oracle Corp.[1]	35,355,000	$ 484,010
Cisco Systems, Inc.[1]	20,640,000	447,269
Microsoft Corp.	13,485,000	366,927
International Business Machines Corp.	3,700,000	305,139
Hewlett-Packard Co.	8,900,000	292,810
First Data Corp.	4,350,000	203,667
Flextronics International Ltd.[1]	16,000,000	165,600
Intel Corp.	8,270,000	160,025
Texas Instruments Inc.	4,250,000	137,998
Nokia Corp. (ADR)	6,200,000	128,464
Yahoo! Inc.[1]	3,900,000	125,814
Lexmark International, Inc., Class A1	2,400,000	108,912
Corning Inc.[1]	3,950,000	106,294
Taiwan Semiconductor Manufacturing Co. Ltd.	49,468,519	97,985
ASML Holding NV1	4,750,000	97,013
Dell Inc.[1]	3,250,000	96,720
Automatic Data Processing, Inc.	1,455,000	66,464
Linear Technology Corp.	1,430,236	50,173
Analog Devices, Inc.	1,200,000	45,948
EMC Corp.[1]	3,300,000	44,979
Micron Technology, Inc.[1]	3,000,000	44,160
Applied Materials, Inc.	2,500,000	43,775
Advanced Micro Devices, Inc.[1]	1,300,000	43,108
Jabil Circuit, Inc.[1]	1,000,000	42,860
KLA-Tencor Corp.	825,000	39,897
Xilinx, Inc.	1,500,000	38,190
Avnet, Inc.[1]	1,500,000	38,070
Intuit Inc.[1]	691,380	36,774
Solectron Corp.[1]	6,000,000	24,000
Sanmina-SCI Corp.[1]	5,500,000	22,550
Altera Corp.[1]	700,000	14,448
		3,920,043

FINANCIALS — 12.61%
American International Group, Inc.	6,000,000	396,540
Fannie Mae	7,600,000	390,640
Citigroup Inc.	6,025,000	284,561
Bank of America Corp.	5,633,600	256,554
Bank of New York Co., Inc.	4,875,000	175,695
J.P. Morgan Chase & Co.	4,147,900	172,719
Capital One Financial Corp.	1,900,000	152,988
Freddie Mac	2,065,000	125,965
St. Paul Travelers Companies, Inc.	2,800,000	117,012
Washington Mutual, Inc.	2,440,550	104,016
HSBC Holdings PLC (ADR)	1,086,050	90,989
Golden West Financial Corp.	1,265,800	85,948
XL Capital Ltd., Class A	1,280,000	82,061
U.S. Bancorp	2,200,000	67,100
Manulife Financial Corp.	1,000,000	62,770
Genworth Financial, Inc., Class A	1,800,000	60,174
Wells Fargo & Co.	920,000	58,760
Marsh & McLennan Companies, Inc.	1,970,000	57,839
SunTrust Banks, Inc.	750,000	54,570
Jefferson-Pilot Corp.[2]	660,000	38,732
Allstate Corp.	635,000	33,090
Lincoln National Corp.	400,000	21,836
UnumProvident Corp.	1,000,000	20,480
State Street Corp.	300,000	18,129
		2,929,168

HEALTH CARE — 11.65%
WellPoint, Inc.[1]	2,750,000	212,933
Eli Lilly and Co.	3,735,000	206,546
Cardinal Health, Inc.	2,595,000	193,379
Abbott Laboratories	4,190,000	177,949
Bristol-Myers Squibb Co.	6,743,400	165,955
AstraZeneca PLC (ADR)	2,710,150	136,131
AstraZeneca PLC (Sweden)	392,000	19,769
Medtronic, Inc.	3,050,000	154,788
Biogen Idec Inc.[1]	3,216,250	151,485
Merck & Co., Inc.	4,200,000	147,966
CIGNA Corp.	1,000,000	130,620
McKesson Corp.	2,156,500	112,418
AmerisourceBergen Corp.	1,750,000	84,473
Medco Health Solutions, Inc.[1]	1,400,000	80,108
Pfizer Inc	3,200,000	79,744
Novo Nordisk A/S, Class B	1,266,500	78,835
Schering-Plough Corp.	4,094,800	77,760
Guidant Corp.	965,000	75,328
Aetna Inc.	1,500,000	73,710
Johnson & Johnson	1,200,000	71,064
Smith & Nephew PLC	7,499,700	66,606
Amgen Inc.[1]	900,000	65,475
Forest Laboratories, Inc.[1]	1,234,800	55,109
Sanofi-Aventis	550,000	52,332
St. Jude Medical, Inc.[1]	900,000	36,900
		2,707,383

CONSUMER DISCRETIONARY — 11.07%
Lowe’s Companies, Inc.	5,580,000	359,575
Target Corp.	5,750,000	299,058
News Corp. Inc.	10,750,000	178,558
Time Warner Inc.	9,800,000	164,542
Walt Disney Co.	5,600,000	156,184
Magna International Inc., Class A	1,595,100	120,733
Best Buy Co., Inc.	1,903,101	106,440
Harley-Davidson Motor Co.	1,850,000	95,978
Garmin Ltd.	1,000,000	79,430
Home Depot, Inc.	1,850,000	78,255
Carnival Corp., units	1,582,100	74,944
Amazon.com, Inc.[1]	2,000,000	73,020
Starbucks Corp.[1]	1,900,000	71,516
Clear Channel Communications, Inc.	2,360,000	68,464
Toyota Motor Corp.	1,200,000	65,545
Ross Stores, Inc.	1,850,000	54,002
Gannett Co., Inc.	900,000	53,928
Gentex Corp.	3,000,000	52,380
General Motors Corp.	2,400,000	51,048
Gap, Inc.	2,604,300	48,648
VF Corp.	800,000	45,520
Limited Brands, Inc.	1,725,000	42,194
E.W. Scripps Co., Class A	900,000	40,239
Mattel, Inc.	2,000,000	36,260
NIKE, Inc., Class B	390,000	33,189
IAC/InterActiveCorp[1]	1,045,000	30,796
Kohl’s Corp.[1]	550,000	29,156
Clear Channel Outdoor Holdings, Inc., Class A1	1,149,400	26,953
ServiceMaster Co.	2,020,000	26,502
Interpublic Group of Companies, Inc.[1]	800,000	7,648
		2,570,705

INDUSTRIALS — 9.90%
General Electric Co.	11,300,000	393,014
Tyco International Ltd.	13,945,300	374,850
United Technologies Corp.	4,000,000	231,880
Norfolk Southern Corp.	3,326,500	179,864
United Parcel Service, Inc., Class B	2,021,300	160,451
Avery Dennison Corp.	2,300,000	134,504
Lockheed Martin Corp.	1,700,000	127,721
Illinois Tool Works Inc.	1,290,300	124,269
General Dynamics Corp.	1,800,000	115,164
Allied Waste Industries, Inc.[1]	8,336,800	102,042
Waste Management, Inc.	2,150,000	75,895
Pitney Bowes Inc.	1,552,200	66,636
Emerson Electric Co.	700,000	58,541
3M Co.	750,000	56,767
Ingersoll-Rand Co. Ltd., Class A	1,290,000	53,909
Southwest Airlines Co.	1,650,000	29,683
Union Pacific Corp.	150,000	14,003
		2,299,193

ENERGY — 8.05%
Marathon Oil Corp.	3,335,000	254,027
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	116,644
Royal Dutch Shell PLC, Class A (ADR)	1,750,000	108,955
Royal Dutch Shell PLC, Class B	139,816	4,549
Chevron Corp.	3,663,200	212,356
Petro-Canada	4,420,000	209,733
Schlumberger Ltd.	1,570,000	198,715
Husky Energy Inc.	2,742,800	166,034
Devon Energy Corp.	2,140,000	130,904
Exxon Mobil Corp.	2,050,000	124,763
ConocoPhillips	1,900,000	119,985
Murphy Oil Corp.	2,000,000	99,640
Baker Hughes Inc.	800,000	54,720
Transocean Inc.[1]	500,000	40,150
Halliburton Co.	390,000	28,478
		1,869,653

CONSUMER STAPLES — 5.31%
Avon Products, Inc.	6,800,000	211,956
Altria Group, Inc.	2,625,000	186,007
Coca-Cola Co.	3,740,000	156,594
Wal-Mart Stores, Inc.	2,600,000	122,824
Bunge Ltd.	1,400,000	77,994
L’Oréal SA	820,000	72,258
PepsiCo, Inc.	1,220,000	70,504
Sara Lee Corp.	3,800,000	67,944
Constellation Brands, Inc., Class A1	2,380,000	59,619
Anheuser-Busch Companies, Inc.	1,335,000	57,098
General Mills, Inc.	1,100,000	55,748
Walgreen Co.	1,000,000	43,130
Unilever NV (New York registered)	500,000	34,610
Kimberly-Clark Corp.	280,000	16,184
		1,232,470

TELECOMMUNICATION SERVICES — 3.38%
AT&T Inc.	5,250,000	141,960
Qwest Communications International Inc.[1]	19,136,400	130,128
Sprint Nextel Corp.	4,950,000	127,908
BellSouth Corp.	3,550,000	123,007
Vodafone Group PLC	50,000,000	104,714
Koninklijke KPN NV	5,129,960	57,828
Verizon Communications Inc.	1,500,000	51,090
Telephone and Data Systems, Inc., Special Common Shares	750,000	28,313
Telephone and Data Systems, Inc.	500,000	19,720
		784,668

MATERIALS — 2.94%
Alcoa Inc.	4,000,000	122,240
Air Products and Chemicals, Inc.	1,631,000	109,587
Dow Chemical Co.	2,450,000	99,470
International Paper Co.	2,650,000	91,610
E.I. du Pont de Nemours and Co.	1,500,000	63,315
Sealed Air Corp.	710,000	41,088
Weyerhaeuser Co.	525,000	38,026
Rohm and Haas Co.	600,000	29,322
Bowater Inc.	945,000	27,953
Sonoco Products Co.	800,000	27,096
Lyondell Chemical Co.	1,140,000	22,686
MeadWestvaco Corp.	258,200	7,051
Temple-Inland Inc.	100,000	4,455
		683,899

UTILITIES — 0.92%
Exelon Corp.	1,185,000	62,686
Dominion Resources, Inc.	700,000	48,321
Duke Energy Corp.	1,165,000	33,960
FirstEnergy Corp.	650,000	31,785
FPL Group, Inc.	600,000	24,084
American Electric Power Co., Inc.	345,900	11,768
		212,604

MISCELLANEOUS — 3.62%
Other common stocks in initial period of acquisition		841,850

Total common stocks (cost: $16,134,971,000)		20,051,636

	Principal amount
Convertible securities — 0.67%	(000)

INFORMATION TECHNOLOGY — 0.39%
Lucent Technologies Inc. 8.00% convertible notes 2031	$ 90,123	91,362

MATERIALS — 0.28%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[3]	50,000	64,975

Total convertible securities (cost: $143,948,000)		156,337

Bonds & notes — 0.37%

CONSUMER DISCRETIONARY — 0.37%
General Motors Corp. 6.375% 2008	3,375	2,886
General Motors Nova Scotia Finance Co. 6.85% 2008	10,000	8,475
General Motors Corp. 7.20% 2011	18,335	14,393
General Motors Corp. 7.125% 2013	80,000	60,000

Total bonds & notes (cost: $82,990,000)		85,754

Short-term securities — 12.36%

Federal Home Loan Bank 4.58%-4.717% due 4/21-6/21/2006	294,700	292,585
Variable Funding Capital Corp. 4.58%-4.74% due 4/17-5/19/2006[3]	238,100	237,133
International Lease Finance Corp. 4.50% due 4/24/2006	50,000	49,853
AIG Funding, Inc. 4.52%-4.67% due 4/3-4/28/2006	145,000	144,705
American General Finance Corp. 4.58% due 4/18/2006	25,000	24,943
Park Avenue Receivables Co., LLC 4.54%-4.76% due 4/6-5/9/2006[3]	115,300	114,996
Preferred Receivables Funding Corp. 4.74% due 4/26/2006[3]	50,000	49,829
Procter & Gamble Co. 4.52%-4.69% due 4/7-4/27/2006[3]	151,600	151,324
Edison Asset Securitization LLC 4.52%-4.73% due 4/3-5/17/2006[3]	139,900	139,518
Private Export Funding Corp. 4.51%-4.76% due 5/2-6/20/2006[3]	134,000	133,146
CAFCO, LLC 4.60%-4.78% due 4/25-5/19/2006[3]	96,300	95,858
Ciesco LLC 4.63% due 5/10/2006[3]	25,000	24,876
Wal-Mart Stores Inc. 4.71% due 5/9/2006[3]	119,000	118,393
Clipper Receivables Co., LLC 4.55%-4.76% due 4/4-4/25/2006[3]	114,000	113,765
Ranger Funding Co. LLC 4.52%-4.59% due 4/4-4/11/2006[3]	80,000	79,939
Bank of America Corp. 4.555%-4.75% due 4/13-6/7/2006	30,600	30,398
HSBC Finance Corp. 4.52% due 4/6-4/11/2006	101,500	101,383
DuPont (E.I.) de Nemours & Co. 4.63% due 5/10-5/11/2006[3]	98,200	97,688
NetJets Inc. 4.56%-4.77% due 4/27-6/6/2006[3]	95,500	94,863
3M Co. 4.57%-4.65% due 4/26-5/22/2006	95,000	94,464
Atlantic Industries 4.46%-4.52% due 4/3-4/11/2006[3]	39,700	39,656
Coca-Cola Co. 4.55%-4.61% due 5/4-5/15/2006	54,500	54,243
FCAR Owner Trust I 4.71%-4.75% due 4/20-5/3/2006	90,000	89,695
Three Pillars Funding, LLC 4.73%-4.79% due 4/19-5/30/2006[3]	75,669	75,359
SunTrust Banks Inc. 4.55% due 4/24/2006	11,000	10,999
Wells Fargo Bank, N.A. 4.66% due 5/3/2006	75,000	75,000
Pfizer Investment Capital PLC 4.55% due 4/21/2006[3]	50,000	49,867
Freddie Mac 4.52% due 5/1/2006	50,000	49,805
Kimberly-Clark Worldwide Inc. 4.63% due 4/19/2006[3]	40,000	39,902
Caterpillar Financial Services Corp. 4.58% due 4/28/2006	32,000	31,886
Hershey Co. 4.68%-4.71% due 4/25-5/2/2006[3]	30,500	30,377
Triple-A One Funding Corp. 4.86% due 6/28/2006[3]	30,615	30,253
IBM Capital Inc. 4.70% due 6/8/2006[3]	30,300	30,029
AT&T Inc. 4.72% due 4/26/2006[3]	25,000	24,915
Bank of New York Co., Inc. 4.73% due 4/27/2006	25,000	24,911
Concentrate Manufacturing Co. of Ireland 4.55%-4.60% due 4/3-4/17/2006[3]	11,900	11,876
Fannie Mae 4.725% due 6/9/2006	7,000	6,935
International Bank for Reconstruction and Development 4.42% due 4/5/2006	5,900	5,897

Total short-term securities (cost: $2,871,216,000)		2,871,264

Total investment securities (cost: $19,233,125,000)		23,164,991
Other assets less liabilities		65,767

Net assets		$23,230,758

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,848,537,000, which represented 7.96% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 4,375,803
Gross unrealized depreciation on investment securities	(457,601)
Net unrealized appreciation on investment securities	3,918,202
Cost of investment securities for federal income tax purposes	19,246,789

Asset Allocation Fund
Investment portfolio

March 31, 2006		unaudited

		Market value
Common stocks — 70.14%	Shares	(000)

FINANCIALS — 11.66%
Fannie Mae	1,800,000	$ 92,520
Genworth Financial, Inc., Class A	2,382,500	79,647
State Street Corp.	1,250,000	75,538
Société Générale	465,000	69,946
J.P. Morgan Chase & Co.	1,500,000	62,460
Bank of America Corp.	1,250,000	56,925
Citigroup Inc.	1,200,000	56,676
Freddie Mac	800,000	48,800
Marshall & Ilsley Corp.	1,000,000	43,580
HSBC Holdings PLC (ADR)	500,000	41,890
Mellon Financial Corp.	1,102,600	39,253
Commerce Bancorp, Inc.	1,000,000	36,650
AFLAC Inc.	700,000	31,591
Allstate Corp.	540,000	28,139
		763,615

ENERGY — 11.05%
Schlumberger Ltd.	1,229,900	155,668
Suncor Energy Inc.	1,957,430	150,325
Petro-Canada	2,200,000	104,392
Chevron Corp.	1,234,328	71,554
Marathon Oil Corp.	750,000	57,128
Rosetta Resources Inc.[1,2,3]	2,970,000	53,341
Cameco Corp.	1,200,000	43,184
Arch Coal, Inc.	500,000	37,970
Royal Dutch Shell PLC, Class A (ADR)	600,000	37,356
Murphy Oil Corp.	200,000	9,964
CNX Gas Corp.[2,3]	125,000	3,250
		724,132

HEALTH CARE — 10.14%
Medtronic, Inc.	2,000,000	101,500
Guidant Corp.	1,068,100	83,376
Cardinal Health, Inc.	1,000,000	74,520
Eli Lilly and Co.	1,200,000	66,360
Pfizer Inc	2,000,000	49,840
Bristol-Myers Squibb Co.	2,000,000	49,220
Roche Holding AG	300,000	44,651
AstraZeneca PLC (ADR)	700,000	35,161
AstraZeneca PLC (Sweden)	106,000	5,346
CIGNA Corp.	300,000	39,186
Sanofi-Aventis	360,000	34,254
Abbott Laboratories	750,000	31,852
Johnson & Johnson	500,000	29,610
Martek Biosciences Corp.[3]	600,000	19,698
		664,574

INFORMATION TECHNOLOGY — 8.65%
Microsoft Corp.	4,500,000	122,445
Hewlett-Packard Co.	1,800,000	59,220
Applied Materials, Inc.	2,500,000	43,775
Cisco Systems, Inc.[3]	2,000,000	43,340
Oracle Corp.[3]	3,000,000	41,070
Avnet, Inc.[3]	1,400,000	35,532
Symantec Corp.[3]	2,000,000	33,660
Advanced Micro Devices, Inc.[3]	1,000,000	33,160
Yahoo! Inc.[3]	1,000,000	32,260
International Business Machines Corp.	375,000	30,926
Micron Technology, Inc.[3]	1,500,000	22,080
Xilinx, Inc.	800,000	20,368
Texas Instruments Inc.	600,000	19,482
CDW Corp.	300,000	17,655
Ceridian Corp.[3]	457,000	11,631
		566,604

CONSUMER STAPLES — 6.43%
Altria Group, Inc.	1,900,000	134,634
Walgreen Co.	1,708,900	73,705
Unilever NV (New York registered)	750,000	51,915
Alberto-Culver Co.	800,000	35,384
PepsiCo, Inc.	600,000	34,674
Anheuser-Busch Companies, Inc.	750,000	32,077
General Mills, Inc.	600,000	30,408
C&C Group PLC	4,178,947	28,366
		421,163

CONSUMER DISCRETIONARY — 6.06%
Lowe’s Companies, Inc.	1,500,000	96,660
Target Corp.	1,150,000	59,812
Kohl’s Corp.[3]	1,000,000	53,010
Jones Apparel Group, Inc.	1,250,000	44,212
Toyota Motor Corp.	800,000	43,697
Best Buy Co., Inc.	705,350	39,450
Carnival Corp., units	760,000	36,001
Magna International Inc., Class A	320,000	24,221
		397,063

INDUSTRIALS — 5.76%
Boeing Co.	1,550,000	120,791
General Electric Co.	1,700,000	59,126
Lockheed Martin Corp.	700,000	52,591
Deere & Co.	640,000	50,592
Raytheon Co.	1,040,000	47,674
Mitsubishi Corp.	2,000,000	45,532
DigitalGlobe Inc.[2,3,4]	1,225,858	1,226
Delta Air Lines, Inc.[2,3]	48,101	27
		377,559

MATERIALS — 5.34%
BHP Billiton Ltd.	4,775,000	$ 95,676
Rio Tinto PLC	1,112,230	56,484
Sealed Air Corp.	800,000	46,296
Aventine Renewable Energy, Inc.[1,2,3]	2,000,000	43,000
Alcan Inc.	875,000	40,014
Weyerhaeuser Co.	480,000	34,766
Alcoa Inc.	1,100,000	33,616
		349,852

TELECOMMUNICATION SERVICES — 3.06%
BellSouth Corp.	2,190,000	75,884
Telephone and Data Systems, Inc.	575,000	22,678
Telephone and Data Systems, Inc., Special Common Shares	575,000	21,706
Verizon Communications Inc.	1,200,000	40,872
Sprint Nextel Corp.	1,500,000	38,760
COLT Telecom Group PLC (ADR)[3]	38,400	188
		200,088

UTILITIES — 0.65%
Reliant Energy, Inc.[3]	4,000,000	42,320

MISCELLANEOUS — 1.34%
Other common stocks in initial period of acquisition		87,938

Total common stocks (cost: $3,563,774,000)		4,594,908

Preferred stocks — 0.06%

FINANCIALS — 0.06%
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,5]	2,250,000	2,394
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,5]	250,000	271
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	60,000	1,584

Total preferred stocks (cost: $4,063,000)		4,249

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
American Tower Corp., warrants, expire 2008[2,3]	500	213
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	2,250	0

Total rights & warrants (cost: $117,000)		213

Bonds & notes — 21.59%

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.82%
U.S. Treasury 7.00% 2006	25,000	25,152
U.S. Treasury 3.375% 2008	6,500	6,271
U.S. Treasury 3.625% 2009	5,000	4,819
U.S. Treasury 3.875% 2010	164,000	157,773
U.S. Treasury 5.75% 2010	5,000	5,184
U.S. Treasury 4.25% 2013	10,000	9,619
U.S. Treasury 7.25% 2016	2,000	2,365
U.S. Treasury 9.25% 2016	5,000	6,679
U.S. Treasury 8.875% 2017	20,000	26,706
U.S. Treasury 6.50% 2026	500	591
U.S. Treasury 5.25% 2029	70,000	71,882
Freddie Mac 3.625% 2008	38,000	36,734
Federal Home Loan Bank 4.50% 2012	20,000	19,265
Fannie Mae 6.25% 2029	5,000	5,594
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,941
		381,575

MORTGAGE-BACKED OBLIGATIONS[6]— 5.13%
Freddie Mac 6.50% 2016	1,388	1,416
Freddie Mac 5.00% 2018	3,028	2,957
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,270	1,314
Freddie Mac 4.79% 2035[5]	9,282	9,099
Freddie Mac 5.00% 2035	3,819	3,633
Freddie Mac 5.832% 2036[5]	7,511	7,499
Freddie Mac 6.00% 2036	39,672	39,699
Freddie Mac 6.00% 2036	14,016	14,025
Fannie Mae 7.00% 2009	56	56
Fannie Mae 4.89% 2012	10,000	9,707
Fannie Mae 6.00% 2013	848	860
Fannie Mae 4.00% 2015	8,387	7,909
Fannie Mae 6.00% 2016	456	462
Fannie Mae 5.50% 2017	3,398	3,384
Fannie Mae 5.00% 2018	8,478	8,291
Fannie Mae 6.50% 2032	270	276
Fannie Mae 7.00% 2032	740	763
Fannie Mae 5.50% 2033	6,992	6,839
Fannie Mae 6.50% 2033	3,894	3,983
Fannie Mae 5.50% 2036	4,950	4,831
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,167	1,199
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,730	4,588
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	10,515	10,400
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.303% 2036[5]	7,736	7,808
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.678% 2034[5]	1,693	1,661
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,584	2,562
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,811	1,831
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,262
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,190
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.713% 2033[5]	933	914
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.154% 2034[5]	5,211	5,161
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.72% 2035[5]	9,174	9,109
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	7,937	7,940
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 6.00% 2036[5]	6,000	6,010
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	13,700	13,550
Government National Mortgage Assn. 8.50% 2021	111	119
Government National Mortgage Assn. 4.00% 2035[5]	5,707	5,578
Government National Mortgage Assn. 4.00% 2035[5]	1,730	1,686
Government National Mortgage Assn. 4.00% 2035[5]	1,590	1,549
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	8,161	8,063
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	1,125	1,098
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	2,313	2,294
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.583% 2034[5]	4,108	4,009
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,711
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,045
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,189
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,740
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.254% 2034[5]	3,245	3,138
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.981% 2034[5]	2,636	2,590
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,496
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	5,458	5,412
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,439	5,267
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	4,963
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[5]	5,000	4,951
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,578	4,641
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,573	4,534
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034	4,000	3,986
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	4,000	3,978
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	4,000	3,853
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	3,800	3,699
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,478
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	2,000	1,983
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	1,460	1,450
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	1,040	1,035
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,929
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,572	2,624
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	1,908	2,051
Credit Suisse Mortgage Capital Trust, Series 2006-3, Class 1A-4A, 5.896% 2036	2,000	1,990
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,994	1,944
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	1,758	1,732
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,174	1,248
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,071
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.525% 2027[2,5]	656	665
		335,977

CONSUMER DISCRETIONARY — 2.66%
General Motors Acceptance Corp. 6.125% 2006	2,810	2,797
General Motors Acceptance Corp. 5.125% 2008	2,790	2,627
Residential Capital Corp. 6.375% 2010	7,300	7,361
Residential Capital Corp. 6.00% 2011	3,000	2,979
General Motors Corp. 7.20% 2011	4,465	3,505
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	3,750	3,666
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	2,750	2,757
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,140
Comcast Corp. 5.85% 2015	2,000	1,964
Neiman Marcus Group, Inc. 9.00% 2015[2,7]	4,150	4,409
Cox Communications, Inc. 7.875% 2009	4,000	4,238
LBI Media, Inc. 10.125% 2012	3,900	4,193
Pulte Homes, Inc. 4.875% 2009	3,000	2,922
Pulte Homes, Inc. 7.875% 2011	1,000	1,081
Fisher Communications, Inc. 8.625% 2014	3,750	3,980
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,798
American Media Operations, Inc., Series B, 10.25% 2009	2,325	2,116
American Media Operations, Inc. 8.875% 2011	1,715	1,475
Toll Brothers, Inc. 4.95% 2014	3,750	3,399
William Lyon Homes, Inc. 10.75% 2013	2,500	2,531
William Lyon Homes, Inc. 7.50% 2014	1,000	868
DaimlerChrysler North America Holding Corp. 7.20% 2009	2,000	2,090
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,074
Young Broadcasting Inc. 10.00% 2011	3,367	3,123
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,026
Tenneco Automotive Inc. 8.625% 2014	2,990	3,005
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,962
Sealy Mattress Co. 8.25% 2014	2,750	2,887
MGM MIRAGE 6.00% 2009	1,575	1,559
MGM MIRAGE 6.75% 2013[2]	870	870
MGM MIRAGE 6.625% 2015	425	420
Carmike Cinemas, Inc. 7.50% 2014	3,000	2,767
Liberty Media Corp. 7.875% 2009	1,250	1,322
Liberty Media Corp. 5.70% 2013	1,500	1,402
Dollarama Group LP 8.875% 2012[2]	2,650	2,690
Six Flags, Inc. 9.75% 2013	2,605	2,638
Telenet Communications NV 9.00% 2013	€1,419	1,922
Telenet Group Holding NV 0%/11.50% 2014[2,8]	$ 844	710
Stoneridge, Inc. 11.50% 2012	2,850	2,593
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,537
Warner Music Group 7.375% 2014	2,500	2,487
Cinemark USA, Inc. 9.00% 2013	2,325	2,482
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,479
Cablevision Systems Corp., Series B, 8.00% 2012	2,500	2,450
Payless ShoeSource, Inc. 8.25% 2013	2,225	2,347
Lighthouse International Co. SA 8.00% 2014	€1,725	2,261
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	$2,250	2,239
Vidéotron Ltée 6.875% 2014	1,225	1,237
Vidéotron Ltée 6.375% 2015	1,000	984
Linens n’ Things, Inc. 10.366% 2014[2,5]	2,200	2,217
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,191
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,250	2,135
Seneca Gaming Corp. 7.25% 2012	2,100	2,132
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,130
Buffets, Inc. 11.25% 2010	2,000	2,100
Gaylord Entertainment Co. 8.00% 2013	2,000	2,095
Grupo Posadas, SA de CV 8.75% 2011[2]	2,000	2,085
Sun Media Corp. 7.625% 2013	2,000	2,070
Bombardier Recreational Products Inc. 8.375% 2013	1,950	2,067
NTL Cable PLC 8.75% 2014	2,000	2,060
K. Hovnanian Enterprises, Inc. 8.875% 2012	780	819
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,231
Radio One, Inc., Series B, 8.875% 2011	1,935	2,041
AMC Entertainment Inc. 9.50% 2011	1,080	1,056
AMC Entertainment Inc. 9.875% 2012	500	495
AMC Entertainment Inc. 8.00% 2014	500	449
Emmis Operating Co. 6.875% 2012	2,000	1,940
Ryland Group, Inc. 5.375% 2012	2,000	1,894
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,811
Dillard’s, Inc. 6.30% 2008	1,799	1,803
WDAC Subsidiary Corp. 8.375% 2014[2]	1,675	1,662
Aztar Corp. 7.875% 2014	1,500	1,631
WCI Communities, Inc. 9.125% 2012	1,500	1,534
Cooper-Standard Automotive Inc. 7.00% 2012	1,530	1,400
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,280
Iesy Repository GmbH 10.125% 2015	€1,000	1,233
News America Inc. 5.30% 2014	$1,165	1,123
Boyd Gaming Corp. 7.75% 2012	1,000	1,053
Delphi Corp. 6.50% 2013[9]	985	601
PETCO Animal Supplies, Inc. 10.75% 2011	250	269
		173,976

FINANCIALS — 1.52%
Washington Mutual, Inc. 5.25% 2017	2,000	1,878
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,5]	5,500	5,348
HBOS PLC, Series B, 5.92% (undated)[2,5]	6,500	6,287
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,974
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	3,000	3,660
International Lease Finance Corp. 4.35% 2008	1,500	1,461
International Lease Finance Corp. 4.50% 2008	2,000	1,968
International Lease Finance Corp. 5.00% 2012	1,500	1,444
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,861
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,929
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,5]	4,780	4,645
Household Finance Corp. 7.875% 2007	4,500	4,599
SLM Corp., Series A, 4.00% 2010	2,500	2,360
SLM Corp., Series A, 4.50% 2010	2,000	1,911
iStar Financial, Inc. 6.05% 2015	4,000	3,971
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated)[2,5]	3,905	3,884
Lazard Group LLC 7.125% 2015	3,380	3,517
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	3,500	3,333
HVB Funding Trust I 8.741% 2031[2]	900	1,132
HVB Funding Trust III 9.00% 2031[2]	1,600	2,060
EOP Operating LP 7.75% 2007	1,000	1,034
EOP Operating LP 4.65% 2010	1,000	958
EOP Operating LP 7.25% 2018	1,000	1,085
E*TRADE Financial Corp. 7.875% 2015	2,560	2,714
ACE Capital Trust II 9.70% 2030	2,000	2,671
Fairfax Financial Holdings Ltd. 7.75% 2012	2,800	2,478
Liberty Mutual Group Inc. 6.50% 2035[2]	2,585	2,448
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated)[5]	2,300	2,282
FelCor Lodging LP 9.00% 2011[5]	2,072	2,279
LaBranche & Co Inc. 11.00% 2012	2,000	2,230
Bank of Ireland 6.107% (undated)[2,5]	2,250	2,174
National Westminster Bank PLC 7.75% (undated)[5]	2,000	2,065
Plum Creek Timberlands, LP 5.875% 2015	2,000	1,964
Wells Fargo & Co. 3.50% 2008	2,000	1,936
CNA Financial Corp. 7.25% 2023	1,800	1,892
Host Marriott, LP, Series G, 9.25% 2007	1,250	1,316
Host Marriott, LP, Series I, 9.50% 2007	350	361
Assurant, Inc. 5.625% 2014	1,500	1,476
Longview Fibre Co. 10.00% 2009	1,250	1,319
Hospitality Properties Trust 6.75% 2013	1,000	1,042
Federal Realty Investment Trust 6.125% 2007	1,000	1,007
Brandywine Operating Partnership, LP 5.75% 2012	1,000	994
ProLogis 5.625% 2015[2]	1,000	980
Resona Bank, Ltd. 5.85% (undated)[2,5]	1,000	972
		99,899

INDUSTRIALS — 1.11%
Allied Waste North America, Inc. 8.50% 2008	875	924
Allied Waste North America, Inc., Series B, 8.875% 2008	1,500	1,582
Allied Waste North America, Inc., Series B, 5.75% 2011	750	718
Allied Waste North America, Inc., Series B, 6.125% 2014	750	716
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,871
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,6]	5,026	5,198
TFM, SA de CV 10.25% 2007	475	499
TFM, SA de CV 9.375% 2012	2,500	2,762
TFM, SA de CV 12.50% 2012	435	489
THL Buildco, Inc. 8.50% 2014	3,230	3,303
Cendant Corp. 6.875% 2006	1,000	1,005
Cendant Corp. 6.25% 2008	2,000	2,024
Jacuzzi Brands, Inc. 9.625% 2010	2,750	2,963
Goodman Global Holdings, Inc., Series B, 7.875% 2012	2,960	2,938
Raytheon Co. 4.85% 2011	3,000	2,918
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,770	2,895
K&F Industries, Inc. 7.75% 2014	2,550	2,595
DRS Technologies, Inc. 6.875% 2013	1,350	1,357
DRS Technologies, Inc. 6.625% 2016	850	850
DRS Technologies, Inc. 7.625% 2018	275	285
Argo-Tech Corp. 9.25% 2011	2,285	2,422
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	811	822
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[6]	426	414
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,157	1,131
CCMG Acquisition Corp. 10.50% 2016[2]	2,125	2,316
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,302
Williams Scotsman, Inc. 8.50% 2015	2,200	2,258
Ahern Rentals, Inc. 9.25% 2013	2,075	2,174
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[6,9]	1,037	581
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,9]	2,500	1,574
Waste Management, Inc. 6.875% 2009	2,000	2,081
General Electric Capital Corp., Series A, 5.00% 2007	2,000	1,995
UCAR Finance Inc. 10.25% 2012	1,850	1,984
John Deere Capital Corp., Series D, 4.125% 2010	2,000	1,913
Accuride Corp. 8.50% 2015	1,740	1,733
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,726
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,724
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	1,490	1,587
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	106	99
General Dynamics Corp. 4.50% 2010	1,000	969
ACIH, Inc. 0%/11.50% 2012[2,8]	1,060	811
Ashtead Group PLC 8.625% 2015[2]	550	575
		73,083

ASSET-BACKED OBLIGATIONS[6]— 1.10%
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.906% 2013[5]	9,000	8,987
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.048% 2035[5]	8,266	8,281
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032	5,000	5,110
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,694
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	6,860	6,643
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.438% 2035[5]	5,000	5,048
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.568% 2033[5]	5,000	5,038
Providian Master Note Trust, Series 2005-A1A, Class A, 4.809% 2012[2,5]	5,000	5,006
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	858	838
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	4,000	3,956
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.053% 2019[2,5]	4,042	4,042
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	637	636
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	2,297	2,255
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	700	700
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	2,998
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,940	2,874
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	2,500	2,475
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	1,390	1,401
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.218% 2034[5]	1,270	1,282
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	1,000	1,023
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	750	736
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	384	383
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008	226	228
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,10]	5,000	200
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 5.418% 2024[5]	109	110
		71,944

TELECOMMUNICATION SERVICES — 0.98%
American Tower Corp. 7.125% 2012	7,840	8,193
American Tower Corp. 7.50% 2012	250	263
Qwest Capital Funding, Inc. 7.75% 2006	1,260	1,274
U S WEST Capital Funding, Inc. 6.375% 2008	720	720
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,598
U S WEST Capital Funding, Inc. 6.875% 2028	275	265
Qwest Capital Funding, Inc. 7.75% 2031	1,370	1,401
Triton PCS, Inc. 8.50% 2013	4,550	4,345
Koninklijke KPN NV 8.00% 2010	4,000	4,298
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	4,000	4,001
SBC Communications Inc. 4.125% 2009	2,250	2,153
AT&T Corp. 9.05% 2011[5]	686	742
SBC Communications Inc. 5.10% 2014	1,125	1,070
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,619
Centennial Communications Corp. 10.25% 2013[5]	1,000	1,040
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	1,225	1,256
American Cellular Corp., Series B, 10.00% 2011	2,250	2,452
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,372
Telecom Italia Capital SA 5.25% 2015	4,000	3,729
Nextel Communications, Inc., Series E, 6.875% 2013	3,250	3,356
Rural Cellular Corp. 9.75% 2010	1,500	1,530
Rural Cellular Corp. 10.93% 2012[2,5]	1,300	1,355
BellSouth Corp. 4.20% 2009	3,000	2,881
SBA Communications Corp. 8.50% 2012	2,221	2,476
Millicom International Cellular SA 10.00% 2013	2,010	2,236
Intelsat (Bermuda), Ltd. 8.25% 2013	2,030	2,076
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	1,720	1,780
Hawaiian Telcom Communications, Inc. 9.948% 2013[2,5]	175	179
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,358
MetroPCS, Inc. 12.00% 2007[5]	1,125	1,190
France Télécom 7.75% 2011[5]	1,000	1,093
		64,301

MATERIALS — 0.75%
JSG Funding PLC 9.625% 2012	$1,565	$ 1,663
JSG Holdings PLC 11.50% 2015[7]	€2,938	3,623
Covalence Specialty Materials Corp. 10.25% 2016[2]	$3,175	3,349
Graphic Packaging International, Inc. 8.50% 2011	1,250	1,244
Graphic Packaging International, Inc. 9.50% 2013	1,980	1,861
Building Materials Corp. of America, Series B, 8.00% 2007	250	256
Building Materials Corp. of America 8.00% 2008	420	433
Building Materials Corp. of America 7.75% 2014	2,275	2,281
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,110	1,095
Stone Container Corp. 8.375% 2012	500	495
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,370
Owens-Illinois, Inc. 7.35% 2008	750	761
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,095
Abitibi-Consolidated Inc. 8.55% 2010	679	686
Abitibi-Consolidated Co. of Canada 6.00% 2013	2,500	2,162
Plastipak Holdings, Inc. 8.50% 2015[2]	2,750	2,819
Earle M. Jorgensen Co. 9.75% 2012	2,100	2,278
Nalco Co. 7.75% 2011	1,190	1,211
Nalco Co. 8.875% 2013	1,000	1,045
Equistar Chemicals, LP 10.125% 2008	2,100	2,242
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,255	2,182
Associated Materials Inc. 9.75% 2012	1,020	1,063
AMH Holdings, Inc. 0%/11.25% 2014[8]	1,860	1,079
Oregon Steel Mills, Inc. 10.00% 2009	2,000	2,130
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,911
Rhodia 10.25% 2010	1,560	1,757
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[6]	1,560	1,190
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,177
Domtar Inc. 7.875% 2011	1,200	1,143
Huntsman LLC 11.50% 2012	759	877
Georgia-Pacific Corp., Series C, 7.787% 2013[5]	850	869
Neenah Paper, Inc. 7.375% 2014	775	732
		49,079

UTILITIES — 0.71%
Edison Mission Energy 10.00% 2008	2,250	2,419
Edison Mission Energy 7.73% 2009	6,750	6,953
Edison Mission Energy 9.875% 2011	1,000	1,135
AES Corp. 9.50% 2009	2,800	3,031
AES Corp. 9.375% 2010	112	123
AES Corp. 8.75% 2013[2]	2,200	2,387
Dynegy Holdings Inc. 10.125% 2013[2]	4,600	5,276
PSEG Energy Holdings Inc. 8.625% 2008	1,775	1,859
PSEG Power LLC 7.75% 2011	2,500	2,719
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	3,089	3,357
Exelon Corp. 4.45% 2010	1,500	1,433
Exelon Generation Co., LLC 6.95% 2011	1,680	1,775
MidAmerican Energy Holdings Co. 6.125% 2036[2]	3,000	2,947
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,139
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,205
Sierra Pacific Resources 8.625% 2014	550	600
NRG Energy, Inc. 7.25% 2014	2,250	2,292
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	1,500	1,481
Scottish Power PLC 5.375% 2015	1,500	1,456
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,428
Electricidad de Caracas Finance BV 10.25% 2014[2]	1,280	1,395
		46,410

ENERGY — 0.53%
Newfield Exploration Co. 8.375% 2012	1,175	1,263
Newfield Exploration Co. 6.625% 2014	1,225	1,234
Newfield Exploration Co. 6.625% 2016	3,925	3,940
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	5,000	4,781
Northwest Pipeline Corp. 8.125% 2010	1,850	1,961
Williams Companies, Inc. 8.75% 2032	1,660	1,951
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	3,425	3,262
Enterprise Products Operating LP 6.875% 2033	2,600	2,664
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[2]	2,060	2,153
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,6]	1,680	1,663
Petrozuata Finance, Inc., Series B, 8.22% 2017[6]	350	347
Encore Acquisition Co. 6.00% 2015	2,000	1,875
Drummond Co., Inc. 7.375% 2016[2]	1,825	1,830
Pogo Producing Co. 6.875% 2017	1,750	1,737
Premcor Refining Group Inc. 7.50% 2015	1,500	1,585
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,346	1,487
El Paso Corp. 6.375% 2009[2]	150	149
El Paso Energy Corp. 7.75% 2010[2]	700	725
El Paso Energy Corp. 7.375% 2012	150	153
		34,760

INFORMATION TECHNOLOGY — 0.45%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	5,105	5,199
Electronic Data Systems Corp. 7.45% 2029	1,885	2,006
Sanmina-SCI Corp. 6.75% 2013	1,500	1,436
Sanmina-SCI Corp. 8.125% 2016	4,000	4,060
Celestica Inc. 7.875% 2011	3,655	3,747
Celestica Inc. 7.625% 2013	1,145	1,154
SunGard Data Systems Inc. 9.125% 2013[2]	3,140	3,336
Iron Mountain Inc. 7.75% 2015	1,590	1,610
Iron Mountain Inc. 6.625% 2016	980	926
Cisco Systems, Inc. 5.25% 2011	2,375	2,357
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	2,185	2,109
Solectron Global Finance Ltd 8.00% 2016[2]	1,250	1,259
		29,199

CONSUMER STAPLES — 0.44%
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,670	4,717
Rite Aid Corp. 6.125% 2008[2]	2,125	2,077
Rite Aid Corp. 6.875% 2013	2,500	2,200
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,212
Vitamin Shoppe Industries, Inc. 12.249% 2012[2,5]	3,130	3,202
Rayovac Corp. 8.50% 2013	1,500	1,395
Spectrum Brands, Inc. 7.375% 2015	1,820	1,593
Pathmark Stores, Inc. 8.75% 2012	2,975	2,886
Gold Kist Inc. 10.25% 2014	1,804	1,957
Playtex Products, Inc. 8.00% 2011	1,500	1,594
Playtex Products, Inc. 9.375% 2011	250	262
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,500	1,627
Elizabeth Arden, Inc. 7.75% 2014	1,455	1,499
Dole Food Co., Inc. 7.25% 2010	450	426
		28,647

HEALTH CARE — 0.39%
Tenet Healthcare Corp. 6.375% 2011	$ 4,850	$ 4,401
Tenet Healthcare Corp. 7.375% 2013	2,440	2,239
Tenet Healthcare Corp. 9.25% 2015[2]	1,550	1,558
Cardinal Health, Inc. 5.85% 2017	3,000	2,969
Concentra Operating Corp. 9.50% 2010	2,750	2,901
Warner Chilcott Corp. 8.75% 2015[2]	2,840	2,833
Accellent Inc. 10.50% 2013	2,540	2,724
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,040	2,188
Team Finance LLC and Health Finance Corp. 11.25% 2013[2]	2,000	2,060
Select Medical Corp. 7.625% 2015	1,650	1,497
		25,370

Total bonds & notes (cost: $1,430,462,000)		1,414,220

Short-term securities — 7.96%

Federal Home Loan Bank 4.62%-4.69% due 5/19-5/24/2006	69,400	68,948
Coca-Cola Co. 4.55%-4.61% due 5/4-5/5/2006	30,100	29,971
Coca-Cola Co. 4.59% due 5/15/2006[11]	20,000	19,884
Atlantic Industries 4.52% due 4/11/2006[2]	17,300	17,276
Freddie Mac 4.52% due 5/9/2006	35,900	35,712
Freddie Mac 4.60% due 5/30/2006[11]	19,300	19,148
NetJets Inc. 4.77% due 6/6-6/7/2006[2]	50,300	49,864
Three Pillars Funding, LLC 4.68%-4.85% due 4/3-4/17/2006[2]	48,082	48,044
Park Avenue Receivables Co., LLC 4.74% due 4/24/2006[2]	39,800	39,674
DuPont (E.I.) de Nemours & Co. 4.63% due 5/11/2006[2]	30,000	29,842
CAFCO, LLC 4.74% due 5/17/2006[2]	28,400	28,224
U.S. Treasury Bills 4.33%-4.41% due 4/27/2006	26,500	26,417
Variable Funding Capital Corp. 4.67% due 5/12/2006[2]	26,200	26,062
Bank of New York Co., Inc. 4.73% due 4/27/2006	25,000	24,911
Hershey Co. 4.71% due 5/2/2006[2]	23,000	22,904
Wal-Mart Stores Inc. 4.69% due 5/2/2006[2]	20,000	19,917
International Lease Finance Corp. 4.65% due 4/24/2006	12,800	12,760
International Bank for Reconstruction and Development 4.65% due 4/17/2006	1,600	1,596

Total short-term securities (cost: $521,143,000)		521,154

Total investment securities (cost: $5,519,559,000)		6,534,744
Other assets less liabilities		16,544

Net assets		$6,551,288

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2006, appear below.

						Market
						value
						of
				Ending	Dividend	affiliates
				shares	income	at
Company	Beginning shares	Purchases	Sales	(000)	(000)	3/31/06
Rosetta Resources	2,970,000	—	—	2,970,000	$ —	$53,341
Aventine Renewable Energy	2,000,000	—	—	2,000,000	—	43,000
					$ —	$96,341

1The fund owns 5% or more of the outstanding voting shares of this company. See table above for additional information.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $538,471,000, which represented 8.22% of the net assets of the fund.
3Security did not produce income during the last 12 months.
4Valued under fair value procedures adopted by authority of the board of trustees.
5Coupon rate may change periodically.
6Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Step bond; coupon rate will increase at a later date.
9Scheduled interest payments not made; reorganization pending.
10Company not making scheduled interest payments; bankruptcy proceedings pending.
11This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,111,841
Gross unrealized depreciation on investment securities	(99,868)
Net unrealized appreciation on investment securities	1,011,973
Cost of investment securities for federal income tax purposes	5,522,771

Bond Fund
Investment portfolio

March 31, 2006		unaudited

	Principal amount	Market value
Bonds & notes — 74.46%	(000)	(000)

CONSUMER DISCRETIONARY — 12.52%
Residential Capital Corp. 6.07% 2008[1]	$ 2,700	$ 2,734
General Motors Nova Scotia Finance Co. 6.85% 2008	3,500	2,966
General Motors Acceptance Corp. 5.85% 2009	4,500	4,211
Residential Capital Corp. 6.375% 2010	3,500	3,529
General Motors Acceptance Corp. 7.75% 2010	530	517
Residential Capital Corp. 6.00% 2011	6,000	5,958
General Motors Corp. 7.20% 2011	2,290	1,798
General Motors Acceptance Corp. 7.25% 2011	12,530	11,886
General Motors Acceptance Corp. 6.875% 2012	1,000	924
General Motors Acceptance Corp. 7.00% 2012	3,700	3,449
General Motors Corp. 7.125% 2013	3,500	2,625
General Motors Corp. 7.25% 2013	€1,000	928
General Motors Acceptance Corp. 7.02% 2014[1]	$5,000	4,562
General Motors Corp. 7.70% 2016	3,000	2,197
General Motors Corp. 8.375% 2033	1,000	737
Ford Motor Credit Co. 4.875% 2007	€1,350	1,613
Ford Motor Credit Co. 7.375% 2009	$14,625	13,760
Ford Motor Credit Co. 6.17% 2010[1]	3,670	3,324
Ford Motor Credit Co. 7.875% 2010	9,375	8,796
DaimlerChrysler North America Holding Corp. 5.33% 2009[1]	5,000	5,005
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,135
DaimlerChrysler North America Holding Corp. 4.875% 2010	2,500	2,412
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,810
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,489
Clear Channel Communications, Inc. 4.625% 2008	875	859
Clear Channel Communications, Inc. 6.625% 2008	750	761
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,464
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,501
Clear Channel Communications, Inc. 5.50% 2014	5,425	5,021
MGM MIRAGE 6.00% 2009	4,750	4,702
MGM MIRAGE 6.75% 2012	4,000	4,015
MGM MIRAGE 6.75% 2013[2]	1,250	1,250
MGM MIRAGE 5.875% 2014	1,700	1,611
Comcast Cable Communications, Inc. 8.375% 2007	750	773
Tele-Communications, Inc. 9.80% 2012	2,000	2,359
Comcast Corp. 5.85% 2015	5,825	5,721
Comcast Corp. 6.50% 2015	1,750	1,796
J.C. Penney Co., Inc. 8.00% 2010	5,585	6,041
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,859
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,106
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,459
Harrah’s Operating Co., Inc. 8.00% 2011	1,000	1,086
Harrah’s Operating Co., Inc. 5.625% 2015	4,250	4,079
Cox Communications, Inc. 5.45% 2007[1]	1,750	1,762
Cox Communications, Inc. 7.875% 2009	1,500	1,589
Cox Communications, Inc. 4.625% 2010	1,750	1,679
Cox Communications, Inc. 5.45% 2014	3,500	3,324
News America Inc. 4.75% 2010	2,000	1,948
News America Holding Inc. 8.25% 2018	2,000	2,325
News America Inc. 6.40% 2035[2]	3,000	2,878
News America Inc. 6.75% 2038	1,000	1,025
Liberty Media Corp. 7.75% 2009	1,750	1,846
Liberty Media Corp. 7.875% 2009	2,200	2,326
Liberty Media Corp. 5.70% 2013	3,000	2,805
Liberty Media Corp. 8.25% 2030	575	559
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,203
Royal Caribbean Cruises Ltd. 8.00% 2010	1,875	2,014
Royal Caribbean Cruises Ltd. 8.75% 2011	3,675	4,074
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011[3]	1,225	631
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[3]	425	249
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	4,000	4,000
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,425	2,370
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,250
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,772
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	310
Delphi Automotive Systems Corp. 6.50% 2009[4]	7,500	4,631
Delphi Corp. 6.50% 2013[4]	480	293
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,750	1,085
AOL Time Warner Inc. 6.125% 2006	2,250	2,250
AOL Time Warner Inc. 6.875% 2012	1,250	1,312
AOL Time Warner Inc. 7.625% 2031	2,250	2,458
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	5,700	5,565
Radio One, Inc., Series B, 8.875% 2011	4,600	4,853
Radio One, Inc. 6.375% 2013	650	621
D.R. Horton, Inc. 8.00% 2009	2,700	2,860
D.R. Horton, Inc. 7.875% 2011	1,400	1,505
Schuler Homes, Inc. 10.50% 2011	250	267
D.R. Horton, Inc. 6.875% 2013	600	614
Vidéotron Ltée 6.875% 2014	4,125	4,166
Vidéotron Ltée 6.375% 2015	1,000	984
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	2,730	2,791
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	1,575	1,721
NTL Cable PLC 8.75% 2014	1,825	1,880
NTL Cable PLC 8.75% 2014	€1,000	1,288
NTL Cable PLC 9.75% 2014	£700	1,280
K. Hovnanian Enterprises, Inc. 10.50% 2007	$1,000	1,070
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,106
K. Hovnanian Enterprises, Inc. 7.50% 2016	225	223
Hilton Hotels Corp. 7.625% 2008	695	724
Hilton Hotels Corp. 7.20% 2009	825	861
Hilton Hotels Corp. 8.25% 2011	2,522	2,742
Cinemark USA, Inc. 9.00% 2013	4,000	4,270
MDC Holdings, Inc. 5.50% 2013	3,885	3,624
MDC Holdings, Inc. 5.375% 2015	665	600
Visteon Corp. 8.25% 2010	3,200	2,656
Visteon Corp. 7.00% 2014	2,000	1,550
Grupo Posadas, SA de CV 8.75% 2011[2]	4,000	4,170
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	1,400	1,190
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	1,250	1,062
R.H. Donnelley Corp., Series A-1, 6.875% 2013[2]	425	400
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,294
R.H. Donnelley Corp., Series A-3, 8.875% 2016[2]	200	209
Marriott International, Inc., Series F, 4.625% 2012	3,350	3,146
Toll Brothers, Inc. 4.95% 2014	580	526
Toll Brothers, Inc. 5.15% 2015	2,600	2,357
Kabel Deutschland GmbH 10.625% 2014[2]	2,625	2,815
CSC Holdings, Inc., Series B, 8.125% 2009	750	779
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,010
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	980
American Media Operations, Inc. 8.875% 2011	3,030	2,606
Young Broadcasting Inc. 10.00% 2011	2,716	2,519
American Honda Finance Corp. 5.125% 2010[2]	2,500	2,466
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,440
Telenet Communications NV 9.00% 2013	€747	1,012
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$1,635	1,375
Pulte Homes, Inc. 8.125% 2011	1,395	1,508
Pulte Homes, Inc. 7.875% 2032	750	807
Ryland Group, Inc. 5.375% 2012	2,400	2,273
Dillard’s, Inc. 6.30% 2008	700	702
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,519
Staples, Inc. 7.375% 2012	2,000	2,185
Centex Corp. 4.75% 2008	1,500	1,480
Centex Corp. 5.25% 2015	650	605
Neiman Marcus Group, Inc. 9.00% 2015[2,5]	1,900	2,019
Tenneco Automotive Inc. 8.625% 2014	2,000	2,010
Reader’s Digest Assn., Inc. 6.50% 2011	2,000	2,005
Seminole Tribe of Florida 5.798% 2013[2]	2,000	1,957
Standard Pacific Corp. 5.125% 2009	2,000	1,905
KB Home 6.25% 2015	2,000	1,878
Hyatt Equities, LLC 6.875% 2007[2]	1,500	1,521
Adelphia Communications Corp. 10.25% 2006[4]	1,000	585
Adelphia Communications Corp. 10.25% 2011[4]	1,450	921
TRW Automotive Acquisition Corp. 9.375% 2013	1,375	1,494
CanWest Media Inc., Series B, 8.00% 2012	1,358	1,398
Quebecor Media Inc. 7.75% 2016[2]	1,325	1,368
Thomson Corp. 5.50% 2035	1,500	1,359
LBI Media, Inc. 10.125% 2012	1,250	1,344
Blockbuster Inc. 10.00% 2012[2]	1,500	1,320
William Lyon Homes, Inc. 7.625% 2012	1,500	1,312
Carnival Corp. 3.75% 2007	500	488
Carnival Corp. 6.15% 2008	750	760
Viacom Inc. 5.625% 2007	1,200	1,200
YUM! Brands, Inc. 7.70% 2012	1,000	1,090
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,068
Six Flags, Inc. 8.875% 2010	1,000	1,001
Gray Communications Systems, Inc. 9.25% 2011	875	932
Boyd Gaming Corp. 7.75% 2012	750	789
Toys “R” Us, Inc. 7.875% 2013	875	712
AMC Entertainment Inc. 8.00% 2014	675	606
British Sky Broadcasting Group PLC 8.20% 2009	375	403
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	189	198
		338,695

FINANCIALS — 11.09%
International Lease Finance Corp. 3.75% 2007	$ 665	$ 651
AIG SunAmerica Global Financing XII 5.30% 2007[2]	4,000	3,996
AIG SunAmerica Global Financing VII 5.85% 2008[2]	1,000	1,011
International Lease Finance Corp., Series O, 4.55% 2009	7,000	6,800
American International Group, Inc. 5.05% 2015[2]	2,000	1,911
ILFC E-Capital Trust I 5.90% 2065[1,2]	5,000	4,857
ILFC E-Capital Trust II 6.25% 2065[1,2]	4,875	4,680
Washington Mutual, Inc. 4.375% 2008	750	738
Washington Mutual, Inc. 5.235% 2012[1]	6,850	6,843
Providian Financial Corp., Series A, 9.525% 2027[2]	750	804
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	7,300	7,099
J.P. Morgan Chase & Co. 5.75% 2013	750	756
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,828
J.P. Morgan Chase & Co. 4.891% 2015	5,300	5,153
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.18% 2027[1]	5,000	4,771
CIT Group Inc. 3.65% 2007	3,585	3,494
CIT Group Inc. 5.75% 2007	1,500	1,510
CIT Group Inc. 6.875% 2009	2,500	2,611
CIT Group Inc. 7.75% 2012	750	828
CIT Group Inc. 5.40% 2013	4,000	3,930
HBOS PLC 5.375% (undated)[1,2]	2,750	2,660
HBOS PLC, Series B, 5.92% (undated)[1,2]	9,200	8,898
Bank of Scotland 7.00% (undated)[1,2]	480	490
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[1,2]	11,976	11,808
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated)[1]	9,330	9,259
Abbey National PLC 6.70% (undated)[1]	5,600	5,723
Abbey National PLC 7.35% (undated)[1]	3,000	3,038
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	9,005	8,751
Shinsei Bank, Ltd. 3.75% 2016[1]	€675	802
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated)[1,2]	$7,750	7,709
Household Finance Corp. 4.125% 2009	2,000	1,917
HSBC Finance Corp. 4.625% 2010	1,500	1,448
Household Finance Corp. 6.375% 2011	1,000	1,039
HSBC Finance Capital Trust IX 5.911% 2035[1]	4,000	3,932
Resona Bank, Ltd. 4.125% (undated)[1]	€ 970	1,146
Resona Bank, Ltd. 5.85% (undated)[1,2]	$6,465	6,285
Lazard Group LLC 7.125% 2015	6,840	7,118
iStar Financial, Inc. 7.00% 2008	950	975
iStar Financial, Inc. 8.75% 2008	309	331
iStar Financial, Inc. 5.375% 2010	3,500	3,447
iStar Financial, Inc. 6.00% 2010	750	756
iStar Financial, Inc., Series B, 5.125% 2011	1,000	966
Citigroup Inc. 4.25% 2009	3,000	2,908
Citigroup Inc. 4.125% 2010	3,000	2,873
Host Marriott, LP, Series M, 7.00% 2012	2,725	2,797
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,534
Host Marriott, LP, Series O, 6.375% 2015	1,175	1,162
Bayerische Landesbank Girozentrale, Series 103, 1.40% 2013	¥640,000	5,338
Rouse Co. 3.625% 2009	$1,140	1,060
Rouse Co. 7.20% 2012	3,860	4,008
Nationwide Life Insurance Co. 5.35% 2007[2]	1,000	1,000
North Front Pass Through Trust 5.81% 2024[1,2]	3,125	3,042
Nationwide Mutual Insurance Co. 7.875% 2033[2]	750	862
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,786
HVB Funding Trust I 8.741% 2031[2]	1,245	1,565
HVB Funding Trust III 9.00% 2031[2]	2,500	3,218
ProLogis Trust 7.05% 2006	250	251
ProLogis 5.50% 2012	2,500	2,474
ProLogis Trust 5.50% 2013	2,000	1,971
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,641
New York Life Global Funding 3.875% 2009[2]	2,250	2,168
New York Life Global Funding 4.625% 2010[2]	2,500	2,426
Downey Financial Corp. 6.50% 2014	4,500	4,494
Bank of America Corp. 4.375% 2010	3,000	2,878
MBNA Corp., Series F, 6.125% 2013	1,500	1,552
Development Bank of Singapore Ltd. 7.875% 2009[2]	4,000	4,292
Met Life Global Funding I 2.60% 2008[2]	4,450	4,190
PRICOA Global Funding I 4.20% 2010[2]	2,750	2,631
Prudential Holdings, LLC, Series C, 8.695% 2023[2,7]	1,250	1,525
Capital One Financial Corp. 4.738% 2007	3,000	2,978
Capital One Financial Corp. 8.75% 2007	800	822
Capital One Capital I 6.23% 2027[1,2]	250	252
Simon Property Group, LP 4.875% 2010	1,000	976
Simon Property Group, Inc. 5.375% 2011[2]	2,500	2,466
USA Education, Inc. 5.625% 2007	3,250	3,260
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	3,000	3,086
ERP Operating LP 4.75% 2009	1,000	980
ERP Operating LP 6.625% 2012	2,000	2,106
E*TRADE Financial Corp. 7.375% 2013	1,900	1,947
E*TRADE Financial Corp. 7.875% 2015	1,050	1,113
U.S. Bancorp 4.40% 2008	3,000	2,947
Kimco Realty Corp. 6.00% 2012	500	509
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,344
Kazkommerts International BV 7.00% 2009[2]	500	509
Kazkommerts International BV 7.875% 2014[2]	800	827
Kazkommerts International BV 8.00% 2015[2]	1,250	1,295
CNA Financial Corp. 6.75% 2006	230	232
CNA Financial Corp. 6.60% 2008	1,736	1,782
CNA Financial Corp. 5.85% 2014	625	609
Twin Reefs Asset Trust (XLFA), Series B, 5.698% (undated)[1,2]	2,500	2,502
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	489
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,035
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	955
Wachovia Capital Trust III 5.80% (undated)	2,450	2,410
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,391
EOP Operating LP 8.10% 2010	500	543
EOP Operating LP 6.75% 2012	750	783
EOP Operating LP 4.75% 2014	1,000	922
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,210
BNP Paribas 5.186% noncumulative (undated)[1,2]	2,200	2,067
Allstate Financial Global Funding LLC 5.25% 2007[2]	750	749
Allstate Financial Global Funding LLC 4.25% 2008[2]	1,250	1,221
Plum Creek Timberlands, LP 5.875% 2015	2,000	1,964
Developers Diversified Realty Corp. 3.875% 2009	1,000	954
Developers Diversified Realty Corp. 4.625% 2010	1,000	960
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	2,000	1,907
Liberty Mutual Group Inc. 6.50% 2035[2]	2,000	1,894
Zions Bancorporation 5.50% 2015	740	723
Zions Bancorporation 6.00% 2015	1,000	1,014
Hospitality Properties Trust 6.75% 2013	1,500	1,563
City National Corp. 5.125% 2013	1,500	1,465
Banco Santander-Chile 5.375% 2014[2]	1,500	1,450
Barclays Bank PLC 8.55% (undated)[1,2]	1,250	1,408
First Industrial, LP 6.875% 2012	1,250	1,306
ReliaStar Financial Corp. 8.00% 2006	250	254
ING Security Life Institutional Funding 2.70% 2007[2]	1,000	975
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,030
Hartford Financial Services Group, Inc. 2.375% 2006	1,000	996
Assurant, Inc. 5.625% 2014	1,000	984
Chohung Bank 4.50% 2014[1]	1,030	981
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	750	750
Bank of Ireland 6.107% (undated)[1,2]	600	580
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	500	524
Advanta Capital Trust I, Series B, 8.99% 2026	500	511
TuranAlem Finance BV 8.50% 2015[2]	375	393
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	385
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	250	271
National Westminster Bank PLC 7.75% (undated)[1]	250	258
		300,232

MORTGAGE-BACKED OBLIGATIONS[7]— 9.05%
Fannie Mae, Series 2000-T5B, 7.30% 2010	6,500	6,988
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,054
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,982
Fannie Mae 6.00% 2013	103	104
Fannie Mae 6.00% 2016	131	133
Fannie Mae 6.00% 2016	89	90
Fannie Mae 6.00% 2017	637	645
Fannie Mae 10.00% 2018	16	18
Fannie Mae, Series 2001-4, Class GA, 10.254% 2025[1]	198	218
Fannie Mae 7.00% 2026	76	79
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	244	253
Fannie Mae 6.50% 2031	21	22
Fannie Mae 7.50% 2031	39	41
Fannie Mae, Series 2001-20, Class C, 12.033% 2031[1]	126	141
Fannie Mae 6.00% 2034	6,641	6,648
Fannie Mae 6.00% 2034	4,357	4,361
Fannie Mae 6.00% 2034	3,933	3,934
Fannie Mae 6.00% 2034	1,116	1,116
Fannie Mae 5.00% 2035	3,333	3,173
Fannie Mae 5.50% 2035	1,728	1,688
Fannie Mae 6.00% 2035	2,063	2,064
Fannie Mae 5.50% 2036	23,825	23,252
Fannie Mae 5.50% 2036	550	537
Fannie Mae 6.00% 2036	505	505
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	175	180
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	160	165
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	248	257
Freddie Mac 4.00% 2015	2,510	2,353
Freddie Mac 5.00% 2035	6,193	5,891
Freddie Mac 5.00% 2035	6,187	5,885
Freddie Mac 5.50% 2035	3,095	3,022
Freddie Mac 5.50% 2035	3,077	3,005
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,200	2,181
Freddie Mac 6.00% 2036	503	503
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.618% 2035[1]	2,986	2,986
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,845	2,791
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,737	2,707
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,732	2,702
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	2,198	2,174
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	4,373	4,299
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	4,137	4,150
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.124% 2033[1]	888	873
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.981% 2034[1]	1,054	1,036
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	3,000	2,888
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 6.00% 2036[1]	8,600	8,591
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,114
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	1,815	1,769
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	7,000	6,835
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,185	1,210
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	3,000	2,903
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	6,300	6,133
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.557% 2037[2]	2,000	1,936
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,477
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,415
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,623
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,151	2,087
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	781
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,925
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[1]	522	517
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.814% 2037[1]	3,948	3,916
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.078% 2045[1]	2,882	2,889
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	500	496
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2]	6,000	5,973
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,500	2,512
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,914
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,154
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	1,750	1,737
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	3,000	2,998
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,154	3,120
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	1,274	1,266
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.892% 2036[1]	4,000	3,986
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,894
Nykredit 4.00% 2035	DKr24,045	3,634
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	$ 712	727
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	903	919
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,580	1,680
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.04% 2035[1]	3,278	3,278
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	3,000	2,978
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,440	1,514
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.60% 2034[1]	1,353	1,331
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	2,503	2,690
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,610
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.208% 2030[1]	1,250	1,301
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.208% 2030[1]	1,000	1,043
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.699% 2034[1]	2,112	2,052
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,868	1,846
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.576% 2045[1]	1,826	1,845
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	356	363
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,301
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,278
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	992	1,029
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	857	875
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	813	800
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	800
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	731	735
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	718	717
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	542
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	514
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	264	265
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.525% 2027[1,2]	116	117
		245,049

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 7.73%
U.S. Treasury 2.50% 2006	30,005	29,902
U.S. Treasury 7.00% 2006	5,595	5,629
U.S. Treasury 3.25% 2007	7,000	6,851
U.S. Treasury 3.625% 2009	42,500	40,963
U.S. Treasury 3.875% 2009	7,500	7,296
U.S. Treasury 6.00% 2009	11,165	11,569
U.S. Treasury 5.00% 2011	2,000	2,016
U.S. Treasury 10.375% 2012	1,000	1,085
U.S. Treasury 4.25% 2013	14,500	13,947
U.S. Treasury 4.00% 2014	1,035	976
U.S. Treasury 4.50% 2036	49,600	46,547
Federal Home Loan Bank 2.375% 2006	1,890	1,889
Federal Home Loan Bank 2.50% 2006	4,945	4,941
Federal Home Loan Bank 2.875% 2006	15,500	15,456
Freddie Mac 5.50% 2011	9,000	9,141
Fannie Mae 1.75% 2008	¥640,000	5,552
Republic of Egypt; United States Agency for International Development 4.45% 2015	$ 5,000	4,721
Small Business Administration, Series 2001-20J, 5.76% 2021[7]	571	579
		209,060

TELECOMMUNICATION SERVICES — 5.92%
Sprint Capital Corp. 4.78% 2006[3]	1,500	1,497
Nextel Communications, Inc., Series E, 6.875% 2013	6,410	6,619
Nextel Communications, Inc., Series D, 7.375% 2015	26,790	28,116
Sprint Capital Corp. 6.875% 2028	1,250	1,293
SBC Communications Inc. 4.951% 2008[1]	1,625	1,629
SBC Communications Inc. 4.125% 2009	2,500	2,393
AT&T Corp. 9.05% 2011[1]	6,580	7,121
SBC Communications Inc. 5.10% 2014	2,700	2,567
SBC Communications Inc. 6.15% 2034	1,625	1,548
American Tower Corp. 7.25% 2011	1,825	1,912
American Tower Corp. 7.125% 2012	5,250	5,486
American Tower Corp. 7.50% 2012	4,500	4,736
Qwest Capital Funding, Inc. 7.75% 2006	625	632
U S WEST Capital Funding, Inc. 6.375% 2008	100	100
Qwest Capital Funding, Inc. 7.90% 2010	3,820	3,992
Qwest Capital Funding, Inc. 7.25% 2011	3,200	3,260
Qwest Corp. 8.875% 2012	1,250	1,403
Qwest Capital Funding, Inc. 7.625% 2021	500	511
U S WEST Capital Funding, Inc. 6.875% 2028	2,300	2,219
France Télécom 7.75% 2011[1]	6,500	7,106
Telecom Italia SpA 6.25% 2012	€920	1,221
Telecom Italia Capital SA, Series B, 5.25% 2013	$2,750	2,610
Telecom Italia Capital SA 4.95% 2014	2,500	2,304
Telecom Italia Capital SA 5.25% 2015	1,000	932
Rogers Wireless Inc. 7.25% 2012	3,825	4,050
Rogers Wireless Inc. 7.50% 2015	1,975	2,128
Rogers Cantel Inc. 9.75% 2016	500	612
American Cellular Corp., Series B, 10.00% 2011	4,750	5,177
Dobson Cellular Systems, Inc. 9.875% 2012	500	549
Dobson Communications Corp. 8.875% 2013	688	695
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	2,870	2,970
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]	2,145	2,199
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]	50	51
Hawaiian Telcom Communications, Inc. 12.50% 2015[2]	1,125	1,147
Cingular Wireless LLC 5.625% 2006	1,000	1,003
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,074
AT&T Wireless Services, Inc. 8.125% 2012	2,850	3,204
Cincinnati Bell Inc. 7.25% 2013	5,250	5,421
Intelsat , Ltd. 9.614% 2012[1]	3,325	3,396
Intelsat , Ltd. 8.25% 2013	1,775	1,815
BellSouth Corp. 4.75% 2012	1,250	1,185
BellSouth Corp. 6.55% 2034	3,000	3,005
MetroPCS, Inc. 12.00% 2007[1]	900	952
MetroPCS, Inc. 9.25% 2011[1]	3,000	3,082
Centennial Cellular Corp. 10.75% 2008	324	333
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,098
Centennial Communications Corp. 10.25% 2013[1]	500	520
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	2,000	2,050
Triton PCS, Inc. 9.375% 2011	1,000	685
Triton PCS, Inc. 8.50% 2013	3,250	3,104
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	3,090	3,091
Deutsche Telekom International Finance BV 8.125% 2012[1]	€835	1,223
Deutsche Telekom International Finance BV 8.75% 2030[1]	$1,250	1,500
NTELOS Inc. 9.83% 2012[1]	2,500	2,537
ALLTEL Corp. 4.656% 2007	1,600	1,590
Verizon Global Funding Corp. 7.75% 2030	1,230	1,363
SBA Communications Corp. 8.50% 2012	1,183	1,319
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	1,000	1,081
TELUS Corp. 8.00% 2011	750	828
Koninklijke KPN NV 8.00% 2010	750	806
Singapore Telecommunications Ltd. 6.375% 2011[2]	750	780
Telekom Finanzmanagement GmbH 4.25% 2017	€310	355
		160,185

INDUSTRIALS — 5.70%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[7]	$1,000	1,011
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[7]	3,570	3,706
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	1,684	1,621
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	2,773	2,795
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	3,316	3,358
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	1,204	1,221
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[7]	1,703	1,657
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	744	746
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,478	2,633
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	2,409	2,580
Allied Waste North America, Inc. 8.50% 2008	4,750	5,017
Allied Waste North America, Inc., Series B, 8.875% 2008	1,500	1,582
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,233
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	957
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,910
Allied Waste North America, Inc. 7.25% 2015	2,000	2,050
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	2,503	2,570
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	9,475	10,090
AMR Corp. 10.00% 2021	1,200	1,071
TFM, SA de CV 10.25% 2007	3,335	3,502
TFM, SA de CV 9.375% 2012	4,400	4,862
TFM, SA de CV 12.50% 2012	2,730	3,071
Cendant Corp. 6.25% 2008	4,200	4,251
Cendant Corp. 7.375% 2013	5,405	5,945
Kansas City Southern Railway Co. 9.50% 2008	4,950	5,309
Kansas City Southern Railway Co. 7.50% 2009	2,650	2,703
Hutchison Whampoa International Ltd. 7.00% 2011[2]	1,000	1,052
Hutchison Whampoa International Ltd. 6.50% 2013[2]	5,750	5,915
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[2]	500	551
Terex Corp. 9.25% 2011	1,250	1,336
Terex Corp. 7.375% 2014	6,000	6,180
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,252
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,028
General Electric Co. 5.00% 2013	2,750	2,679
General Electric Capital Corp., Series A, 4.75% 2016[1]	2,000	2,006
Bombardier Capital Inc., Series A, 6.125% 2006[2]	3,165	3,173
Bombardier Inc. 6.30% 2014[2]	3,900	3,598
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[7]	990	960
BNSF Funding Trust I 6.613% 2055[1]	4,900	4,820
American Standard Inc. 8.25% 2009	1,700	1,818
American Standard Inc. 7.625% 2010	2,300	2,430
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[7,8]	386	181
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	1,100	1,090
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	894	885
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	1,584	1,569
THL Buildco, Inc. 8.50% 2014	3,225	3,298
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,7]	966	1,000
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,7]	2,046	2,134
CCMG Acquisition Corp. 8.875% 2014[2]	2,000	2,085
CCMG Acquisition Corp. 10.50% 2016[2]	400	436
Tyco International Group SA 6.125% 2008	2,375	2,409
Waste Management, Inc. 7.00% 2006	1,000	1,009
Waste Management, Inc. 7.375% 2010	650	694
WMX Technologies, Inc. 7.10% 2026	500	544
H-Lines Finance Holding Corp. 0%/11.00% 2013[3]	2,600	2,171
Northwest Airlines, Inc. 9.875% 2007[4]	1,000	467
Northwest Airlines, Inc. 7.875% 2008[4]	1,000	452
Northwest Airlines, Inc. 10.00% 2009[4]	2,750	1,210
Raytheon Co. — RC Trust I 7.00% trust preferred 2006	2,000	2,014
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[7]	493	512
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[7]	1,488	1,389
Delta Air Lines, Inc. 8.00% 2007[2,4]	1,500	394
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[7]	1,000	926
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[7]	328	308
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,500	1,567
Williams Scotsman, Inc. 8.50% 2015	1,500	1,539
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,474
K&F Industries, Inc. 7.75% 2014	1,400	1,424
Standard Aero Holdings, Inc. 8.25% 2014	1,575	1,394
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[7]	1,000	1,004
Qantas Airways Ltd. 6.05% 2016[2]	900	894
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,7]	612	604
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,4]	250	—
		154,326

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.17%
United Kingdom 7.50% 2006	£4,045	7,172
United Kingdom 4.75% 2020	1,340	2,430
United Kingdom 4.75% 2038	3,620	7,060
Spanish Government 4.25% 2007	€13,145	16,174
German Government 4.50% 2006	5,510	6,718
German Government 5.25% 2008	5,650	7,073
German Government 5.25% 2011	1,750	2,274
French Government O.A.T. Eurobond 4.00% 2009	3,360	4,139
French Government O.A.T. Eurobond 4.75% 2035	7,540	10,260
United Mexican States Government Global 9.875% 2010	$1,000	1,143
United Mexican States Government, Series MI10, 9.50% 2014	MXP53,000	5,178
United Mexican States Government Global 11.375% 2016	$1,920	2,711
United Mexican States Government, Series M20, 10.00% 2024	MXP22,000	2,263
United Mexican States Government Global 7.50% 2033	$1,080	1,207
Korean Government 4.00% 2010	KRW7,540,000	7,488
Korean Government 4.25% 2014	3,315,000	3,167
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,750	8,437
Polish Government 5.75% 2010	PLZ24,640	7,892
KfW International Finance Inc. 1.75% 2010	¥625,000	5,423
Thai Government 4.125% 2009	THB146,380	3,632
Thai Government 5.00% 2014	68,105	1,698
Russian Federation 8.25% 2010	$3,111	3,298
Russian Federation 8.25% 2010[2]	1,778	1,885
Israeli Government 7.50% 2014	ILS21,870	4,951
Panama (Republic of) Global 7.125% 2026	$ 390	400
Panama (Republic of) Global 9.375% 2029	1,000	1,273
Panama (Republic of) Global 6.70% 2036	2,805	2,813
Queensland Treasury Corp. 6.00% 2015	A$4,430	3,278
Japanese Government 1.50% 2014	¥283,050	2,370
Argentina (Republic of) 4.278% 2012[1]	$2,000	1,625
Canadian Government 5.343% 2026[9]	C$1,257	1,546
Dominican Republic 9.04% 2018[2,5]	$1,069	1,165
Brazil (Federal Republic of) Global 10.25% 2013	375	456
Brazil (Federal Republic of) Global 11.00% 2040	500	642
State of Qatar 9.75% 2030	500	735
		139,976

MATERIALS — 3.81%
Abitibi-Consolidated Co. of Canada 5.25% 2008	$1,500	$ 1,440
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,805
Abitibi-Consolidated Co. of Canada 8.41% 2011[1]	3,500	3,518
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,500	8,330
JSG Funding PLC 9.625% 2012	575	611
JSG Funding PLC 7.75% 2015	€3,000	3,591
JSG Funding PLC 7.75% 2015	$2,000	1,890
JSG Holdings PLC 11.50% 2015[5]	€3,234	3,988
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$9,025	8,732
Stone Container Corp. 9.25% 2008	2,150	2,249
Stone Container Corp. 9.75% 2011	950	981
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,973
Stone Container Corp. 8.375% 2012	250	248
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,646
Owens-Brockway Glass Container Inc. 8.875% 2009	2,500	2,616
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,419
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,557
Rhodia SA 8.00% 2010	1,300	1,678
Rhodia 10.25% 2010	$1,625	1,830
Rhodia SA 9.25% 2011	€1,953	2,557
Norske Skogindustrier ASA 7.625% 2011[2]	$4,000	4,154
Norske Skogindustrier ASA 6.125% 2015[2]	1,500	1,392
Lyondell Chemical Co. 9.50% 2008	1,355	1,416
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	750	780
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,500	1,631
Graphic Packaging International, Inc. 8.50% 2011	2,975	2,960
Graphic Packaging International, Inc. 9.50% 2013	500	470
Georgia-Pacific Corp. 8.125% 2011	1,000	1,045
Georgia-Pacific Corp., Series B, 6.744% 2012[1]	1,025	1,033
Georgia-Pacific Corp., Series C, 7.787% 2013[1]	575	588
Georgia-Pacific Corp. 8.875% 2031	500	540
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	341
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,745
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	436
United States Steel Corp. 9.75% 2010	2,103	2,282
Neenah Paper, Inc. 7.375% 2014	2,325	2,197
Plastipak Holdings, Inc. 8.50% 2015[2]	2,000	2,050
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	2,035
Building Materials Corp. of America 7.75% 2014	2,000	2,005
Airgas, Inc. 6.25% 2014	2,000	1,980
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,886
Steel Dynamics, Inc. 9.50% 2009	$1,750	1,835
Associated Materials Inc. 9.75% 2012	1,750	1,824
Crompton Corp. 10.561% 2010[1]	1,600	1,756
Weyerhaeuser Co. 5.95% 2008	533	538
Weyerhaeuser Co. 7.375% 2032	1,000	1,071
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[3]	1,044	814
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	723
International Paper Co. 5.85% 2012	1,500	1,493
Domtar Inc. 7.125% 2015	1,500	1,335
Cytec Industries Inc. 6.00% 2015	1,150	1,112
Oregon Steel Mills, Inc. 10.00% 2009	1,000	1,065
Allegheny Technologies, Inc. 8.375% 2011	500	543
Sino-Forest Corp. 9.125% 2011[2]	435	470
		103,204

UTILITIES — 3.33%
AES Corp. 9.50% 2009	$ 695	$ 752
AES Corp. 9.375% 2010	4,019	4,401
AES Corp. 8.75% 2013[2]	6,350	6,890
AES Corp. 9.00% 2015[2]	350	382
AES Red Oak, LLC, Series A, 8.54% 2019[7]	913	1,000
AES Ironwood, LLC 8.857% 2025[7]	1,161	1,306
AES Red Oak, LLC, Series B, 9.20% 2029[7]	2,500	2,825
Edison Mission Energy 10.00% 2008	3,000	3,225
Mission Energy Holding Co. 13.50% 2008	1,525	1,758
Edison Mission Energy 7.73% 2009	1,500	1,545
Edison Mission Energy 9.875% 2011	3,438	3,902
Midwest Generation, LLC, Series B, 8.56% 2016[7]	1,691	1,824
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,534
Dynegy Holdings Inc. 9.875% 2010[2]	3,225	3,551
Dynegy Holdings Inc. 10.125% 2013[2]	4,750	5,448
Southern Power Co., Series B, 6.25% 2012	6,000	6,172
American Electric Power Co., Inc., Series A, 6.125% 2006	921	922
American Electric Power Co., Inc. 4.709% 2007[1]	5,000	4,953
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,562	3,941
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	148
Nevada Power Co., Series M, 5.95% 2016[2]	1,450	1,435
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,747
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,500	1,480
NRG Energy, Inc. 7.25% 2014	725	739
NRG Energy, Inc. 7.375% 2016	3,275	3,353
MidAmerican Energy Holdings Co. 5.00% 2014	2,200	2,100
MidAmerican Energy Holdings Co. 6.125% 2036[2]	1,500	1,473
Commonwealth Edison Co., Series 99, 3.70% 2008	1,500	1,455
Exelon Generation Co., LLC 6.95% 2011	1,300	1,374
Constellation Energy Group, Inc. 6.125% 2009	2,550	2,597
Cilcorp Inc. 8.70% 2009	1,000	1,090
Union Electric Co. 5.25% 2012	1,495	1,473
Duke Capital Corp. 6.25% 2013	1,000	1,027
Duke Capital Corp. 5.50% 2014	1,000	979
SP PowerAssets Ltd. 3.80% 2008[2]	2,000	1,929
Essent NV 4.50% 2013	€ 985	1,210
Scottish Power PLC 5.375% 2015	$1,230	1,194
Israel Electric Corp. Ltd. 7.70% 2018[2]	1,000	1,086
PSEG Energy Holdings Inc. 8.625% 2008	1,000	1,047
Mirant Americas Generation, Inc. 8.30% 2011	1,000	1,040
Oncor Electric Delivery Co. 6.375% 2012	800	823
		90,130

ENERGY — 3.01%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,7]	4,534	4,381
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	63	60
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	675	764
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,7]	360	407
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	7,500	7,163
Premcor Refining Group Inc. 9.25% 2010	3,750	4,047
Premcor Refining Group Inc. 6.125% 2011	2,000	2,036
Premcor Refining Group Inc. 6.75% 2011	2,700	2,816
Premcor Refining Group Inc. 9.50% 2013	650	721
Premcor Refining Group Inc. 6.75% 2014	2,000	2,078
Premcor Refining Group Inc. 7.50% 2015	275	290
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,7]	6,250	6,250
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	3,000	3,000
Newfield Exploration Co. 8.375% 2012	3,250	3,494
Newfield Exploration Co. 6.625% 2014	1,000	1,007
Newfield Exploration Co. 6.625% 2016	3,250	3,262
El Paso Corp. 6.375% 2009[2]	150	149
El Paso Energy Corp. 7.75% 2010[2]	1,500	1,554
El Paso Energy Corp. 7.375% 2012	100	102
El Paso Natural Gas Co. 7.50% 2026	175	182
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,987
Southern Natural Gas Co. 7.35% 2031	1,000	1,034
Southern Natural Gas Co. 8.00% 2032	1,325	1,460
Williams Companies, Inc. 6.375% 2010[2]	1,000	995
Williams Companies, Inc. 7.125% 2011	500	517
Williams Companies, Inc. 8.125% 2012	4,030	4,347
Energy Transfer Partners, LP 5.95% 2015	5,355	5,316
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,7]	4,497	4,346
Petroleum Export Ltd., Class A-3, 5.265% 2011[2,7]	4,080	3,991
Pogo Producing Co. 6.875% 2017	3,000	2,977
Overseas Shipholding Group, Inc. 8.25% 2013	525	560
Overseas Shipholding Group, Inc. 7.50% 2024	1,925	1,930
Encore Acquisition Co. 6.00% 2015	2,500	2,344
Teekay Shipping Corp. 8.875% 2011	1,900	2,100
Pemex Project Funding Master Trust 6.625% 2035[2]	2,000	1,935
Gulfstream Natural Gas System LLC 6.19% 2025[2]	1,220	1,208
Reliance Industries Ltd., Series B, 10.25% 2097	500	677
		81,487

ASSET-BACKED OBLIGATIONS[7]— 1.99%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	3,000	2,926
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	3,250	3,116
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	5,000	4,914
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,103
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,650
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	1,342	1,353
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	3,194	3,234
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	188	186
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	3,000	2,965
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[2]	3,000	2,970
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,902
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,672
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.128% 2035[1]	2,500	2,506
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.048% 2035[1]	2,463	2,467
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,184
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	2,000	1,968
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[4]	1,686	1,683
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	1,500	1,534
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	1,500	1,452
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.098% 2033[1]	1,319	1,321
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	1,245	1,221
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.449% 2010[1,2]	750	755
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009[2]	623	622
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	429	419
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	348	347
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	288	287
		53,757

INFORMATION TECHNOLOGY — 1.82%
Electronic Data Systems Corp. 6.334% 2006	2,000	2,009
Electronic Data Systems Corp. 7.125% 2009	1,625	1,709
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	10,025	10,210
Electronic Data Systems Corp. 7.45% 2029	1,250	1,330
Celestica Inc. 7.875% 2011	5,650	5,791
Celestica Inc. 7.625% 2013	3,450	3,476
Sanmina-SCI Corp. 6.75% 2013	5,500	5,266
Sanmina-SCI Corp. 8.125% 2016	425	431
Xerox Corp. 7.125% 2010	5,000	5,200
Motorola, Inc. 7.625% 2010	239	261
Motorola, Inc. 8.00% 2011	2,000	2,242
Motorola, Inc. 7.50% 2025	500	574
Motorola, Inc. 5.22% 2097	250	196
SunGard Data Systems Inc. 9.125% 2013[2]	3,000	3,188
Freescale Semiconductor, Inc. 6.875% 2011	2,400	2,466
Jabil Circuit, Inc. 5.875% 2010	2,000	2,004
Cisco Systems, Inc. 5.25% 2011	1,500	1,489
Amkor Technology, Inc. 7.125% 2011	1,600	1,480
Exodus Communications, Inc. 11.625% 2010[4,6]	377	—
		49,322

CONSUMER STAPLES — 1.57%
Delhaize America, Inc. 8.125% 2011	6,400	6,941
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	782
Jean Coutu Group (PJC) Inc. 8.50% 2014	6,475	5,973
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,226
Ahold Finance U.S.A., Inc. 8.25% 2010	2,000	2,130
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[7]	130	136
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	2,810	3,023
Spectrum Brands, Inc. 7.375% 2015	7,375	6,453
Stater Bros. Holdings Inc. 8.41% 2010[1]	2,550	2,617
Stater Bros. Holdings Inc. 8.125% 2012	1,000	1,004
CVS Corp. 6.117% 2013[2,7]	1,311	1,327
CVS Corp. 5.298% 2027[2,7]	1,776	1,679
Rite Aid Corp. 6.875% 2013	2,125	1,870
SUPERVALU INC. 7.50% 2012	1,800	1,838
Gold Kist Inc. 10.25% 2014	1,371	1,488
Tyson Foods, Inc. 6.60% 2016	1,500	1,484
Duane Reade Inc. 9.41% 2010[1]	1,000	995
Albertson’s, Inc. 8.00% 2031	1,000	933
Tesco PLC 5.50% 2033	£330	610
		42,509

HEALTH CARE — 1.38%
Columbia/HCA Healthcare Corp. 7.00% 2007	$2,500	2,542
HCA Inc. 5.50% 2009	6,150	6,023
HCA Inc. 6.50% 2016	2,000	1,958
Concentra Operating Corp. 9.50% 2010	4,000	4,220
Concentra Operating Corp. 9.125% 2012	3,250	3,421
Tenet Healthcare Corp. 6.375% 2011	1,000	907
Tenet Healthcare Corp. 9.875% 2014	1,600	1,628
Tenet Healthcare Corp. 9.25% 2015[2]	750	754
Mylan Laboratories Inc. 5.75% 2010	3,000	2,977
Wyeth 5.50% 2016	3,000	2,952
Amgen Inc. 4.00% 2009	2,500	2,393
Triad Hospitals, Inc. 7.00% 2012	2,250	2,261
Humana Inc. 7.25% 2006	1,500	1,506
Cardinal Health, Inc. 5.85% 2017	1,235	1,222
UnitedHealth Group Inc. 5.20% 2007	1,000	1,000
Warner Chilcott Corp. 8.75% 2015[2]	1,000	998
WellPoint, Inc. 5.25% 2016	625	604
		37,366

MUNICIPALS — 0.37%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	3,030	3,206
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	1,500	1,623
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,562
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,566	1,538

State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	1,500	1,499
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	459	459
		9,887

Total bonds & notes (cost: $2,033,668,000)		2,015,185

	Shares or
Convertible securities — 0.27%	principal amount

CONSUMER DISCRETIONARY — 0.11%
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	620
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	1,867
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	409
		2,896

INFORMATION TECHNOLOGY — 0.09%
Conexant Systems, Inc. 4.00% convertible notes 2007	$1,500,000	1,472
SCI Systems, Inc. 3.00% convertible debentures 2007	$1,000,000	972
		2,444

TELECOMMUNICATION SERVICES — 0.07%
American Tower Corp. 5.00% convertible debentures 2010	$2,000,000	1,990

Total convertible securities (cost: $6,309,000)		7,330

Preferred stocks — 2.36%	Shares

FINANCIALS — 2.36%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	6,430,000	6,984
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	6,075,000	6,463
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	10,090,000	9,593
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,030,000	9,177
Fannie Mae, Series O, 7.065% preferred[2]	100,000	5,403
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	4,650,000	5,060
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	4,250,000	4,726
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	3,750,000	4,037
Deutsche Bank Capital Funding Trust I, 7.872%[1,2]	2,500,000	2,657
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	1,175,000	1,215
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	850,000	961
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	65,000	1,714
RBS Capital Trust I 4.709% noncumulative trust preferred[1]	1,500,000	1,391
HVB Funding Trust VIII 7.055%[1]	900,000	1,243
ACE Ltd., Series C, 7.80% preferred depositary shares	42,760	1,120
First Republic Capital Corp., Series A, 10.50% preferred[2]	750	825
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	750,000	811
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	20,000	528
		63,908

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,10]	55	8

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[10]	5,000	2

Total preferred stocks (cost: $63,357,000)		63,918

Common stocks — 0.16%

UTILITIES — 0.12%
Drax Group PLC[10]	231,144	3,105

TELECOMMUNICATION SERVICES — 0.03%
Sprint Nextel Corp.	33,726	872
XO Holdings, Inc.[10]	1,124	4
		876

INDUSTRIALS — 0.01%
DigitalGlobe Inc.[2,6,10]	306,464	307
Delta Air Lines, Inc.[2,10]	60,887	35
		342

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[10]	32,500	100

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,10]	16,114	8

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		52

Total common stocks (cost: $3,134,000)		4,483

Warrants — 0.05%

TELECOMMUNICATION SERVICES — 0.05%
American Tower Corp., warrants, expire 2008[2,10]	3,000	$ 1,278
XO Holdings, Inc., Series A, warrants, expire 2010[10]	2,252	1
XO Holdings, Inc., Series B, warrants, expire 2010[10]	1,689	1
XO Holdings, Inc., Series C, warrants, expire 2010[10]	1,689	—
GT Group Telecom Inc., warrants, expire 2010[2,6,10]	1,000	—

Total warrants (cost: $54,000)		1,280

	Principal amount
Short-term securities — 22.34%	(000)

Freddie Mac 4.52%-4.64% due 5/9-6/6/2006[11]	$57,100	56,726
Federal Home Loan Bank 4.435%-4.66% due 4/5-5/31/2006	52,534	52,298
Caterpillar Financial Services Corp. 4.48%-4.58% due 4/10-4/28/2006	48,700	48,579
Variable Funding Capital Corp. 4.55%-4.78% due 4/10-5/23/2006[2]	47,400	47,253
Hershey Co. 4.46%-4.60% due 4/5-5/5/2006[2]	37,500	37,389
CAFCO, LLC 4.60%-4.74% due 4/20-5/16/2006[2]	34,900	34,785
International Lease Finance Corp. 4.63-4.69% due 5/3-5/4/2006	33,500	33,359
Atlantic Industries 4.54%-4.69% due 4/17-6/2/2006[2]	28,200	28,031
HSBC Finance Corp. 4.52%-4.66% due 4/12-5/30/2006[11]	24,500	24,437
Procter & Gamble Co. 4.52% due 4/7/2006[2]	20,000	19,982
Bank of America Corp. 4.59% due 4/26/2006	20,000	19,938
3M Co. 4.65% due 5/22/2006	19,700	19,567
Park Avenue Receivables Co., LLC 4.56% due 4/10/2006[2]	19,300	19,275
Edison Assetw Securitization LLC 4.64% due 5/9/2006[2]	19,000	18,905
Concentrate Manufacturing Co. of Ireland 4.73% due 5/1/2006[2]	18,100	18,026
Fannie Mae 4.655% due 6/7/2006[11]	17,100	16,946
Private Export Funding Corp. 4.73% due 6/27/2006[2,11]	17,000	16,804
Scripps (E.W.) Co. 4.60% due 4/26/2006[2]	16,500	16,445
McCormick & Co., Inc. 4.68% due 5/31/2006[2]	16,400	16,272
Pitney Bowes Inc. 4.70% due 4/25/2006[2]	15,000	14,951
Gannett Co. 4.52% due 4/6/2006[2]	13,550	13,540
Wal-Mart Stores Inc. 4.74% due 6/6/2006[2,11]	12,000	11,897
Triple-A One Funding Corp. 4.59% due 4/6/2006[2]	10,700	10,692
Three Pillars Funding, LLC 4.85% due 4/3/2006[2]	5,600	5,598
NetJets Inc. 4.67% due 5/8/2006[2]	2,800	2,787

Total short-term securities (cost: $604,484,000)		604,482

Total investment securities (cost: $2,711,006,000)		2,696,678
Other assets less liabilities		9,753

Net assets		$2,706,431

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $697,980,000, which represented 25.79% of the net assets of the fund.
3Step bond; coupon rate will increase at a later date.
4Company not making scheduled interest payments; bankruptcy proceedings pending.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
8Company did not make principal payment upon scheduled maturity date; reorganization pending.
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.
11This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 37,278
Gross unrealized depreciation on investment securities	(52,140)
Net unrealized depreciation on investment securities	(14,862)
Cost of investment securities for federal income tax purposes	2,711,540

High-Income Bond Fund
Investment portfolio

March 31, 2006		unaudited

	Principal amount	Market value
Bonds & notes — 81.89%	(000)	(000)

CONSUMER DISCRETIONARY — 24.45%
General Motors Acceptance Corp. 6.125% 2006	$ 1,840	$1,832
General Motors Acceptance Corp. 6.125% 2007	2,000	1,940
General Motors Acceptance Corp. 5.85% 2009	1,000	936
Residential Capital Corp. 6.375% 2010	1,870	1,886
General Motors Acceptance Corp. 7.75% 2010	820	800
General Motors Corp. 7.20% 2011	3,790	2,975
General Motors Acceptance Corp. 7.25% 2011	10,249	9,722
General Motors Acceptance Corp. 6.875% 2012	300	277
General Motors Acceptance Corp. 7.00% 2012	1,450	1,352
General Motors Corp. 7.125% 2013	2,170	1,628
General Motors Corp. 7.25% 2013	€400	371
General Motors Acceptance Corp. 7.02% 2014[1]	$1,650	1,505
General Motors Corp. 7.70% 2016	1,000	733
General Motors Corp. 8.25% 2023	250	181
General Motors Corp. 8.375% 2033	700	516
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	536
R.H. Donnelley Inc. 10.875% 2012[2]	2,500	2,784
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	250	213
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	250	213
R.H. Donnelley Corp., Series A-2, 6.875% 2013[2]	1,275	1,199
R.H. Donnelley Corp., Series A-1, 6.875% 2013[2]	400	376
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,665
R.H. Donnelley Corp., Series A-3, 8.875% 2016[2]	675	705
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	165
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[3]	1,050	614
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[3]	1,000	420
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	1,875	1,875
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,058	3,967
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	1,250	1,253
Mirage Resorts, Inc. 6.75% 2007	550	558
Mirage Resorts, Inc. 6.75% 2008	500	507
MGM MIRAGE 6.00% 2009	2,375	2,351
MGM MIRAGE 6.75% 2012	1,050	1,054
MGM MIRAGE 6.75% 2013[2]	2,580	2,580
MGM MIRAGE 6.625% 2015	1,175	1,162
Cinemark USA, Inc. 9.00% 2013	4,545	4,852
Cinemark, Inc. 0%/9.75% 2014[3]	2,000	1,540
American Media Operations, Inc., Series B, 10.25% 2009	3,415	3,108
American Media Operations, Inc. 8.875% 2011	3,480	2,993
Linens n’ Things, Inc. 10.366% 2014[1,2]	5,925	5,969
Young Broadcasting Inc. 10.00% 2011	6,392	5,929
J.C. Penney Co., Inc. 8.00% 2010	750	811
J.C. Penney Co., Inc. 9.00% 2012	1,871	2,152
J.C. Penney Co., Inc. 7.65% 2016	1,650	1,825
J.C. Penney Co., Inc. 7.625% 2097	1,000	1,015
CanWest Media Inc., Series B, 8.00% 2012	5,266	5,424
K. Hovnanian Enterprises, Inc. 10.50% 2007	625	669
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,889
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,500	1,367
K. Hovnanian Enterprises, Inc. 7.50% 2016	135	134
Sun Media Corp. 7.625% 2013	2,000	2,070
Quebecor Media Inc. 7.75% 2016[2]	2,725	2,814
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,672
Tenneco Automotive Inc. 8.625% 2014	3,060	3,075
Telenet Communications NV 9.00% 2013	€2,129	2,884
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$2,142	1,802
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,705	4,593
Neiman Marcus Group, Inc. 9.00% 2015[2,4]	4,070	4,324
Radio One, Inc., Series B, 8.875% 2011	4,000	4,220
Emmis Operating Co. 6.875% 2012	4,250	4,122
Carmike Cinemas, Inc. 7.50% 2014	4,275	3,944
Liberty Media Corp. 7.875% 2009	1,900	2,009
Liberty Media Corp. 5.70% 2013	1,500	1,402
Liberty Media Corp. 8.25% 2030	350	340
Sealy Mattress Co. 8.25% 2014	3,550	3,727
Ford Motor Credit Co. 5.80% 2009	1,000	914
Ford Motor Credit Co. 7.375% 2009	750	706
Ford Motor Credit Co. 7.875% 2010	2,125	1,994
Grupo Posadas, SA de CV 8.75% 2011[2]	3,450	3,597
NTL Cable PLC 8.75% 2014	1,350	1,390
NTL Cable PLC 8.75% 2014	€500	644
NTL Cable PLC 9.75% 2014	£300	549
NTL Inc. 10.46% 2016[1]	$1,000	1,000
Bon-Ton Stores, Inc. 10.25% 2014[2]	3,700	3,578
Royal Caribbean Cruises Ltd. 7.00% 2007	725	742
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,477
Royal Caribbean Cruises Ltd. 8.75% 2011	275	305
Royal Caribbean Cruises Ltd. 6.875% 2013	750	775
Vidéotron Ltée 6.875% 2014	1,995	2,015
Vidéotron Ltée 6.375% 2015	1,220	1,200
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,575
Mohegan Tribal Gaming Authority 7.125% 2014	575	582
Delphi Automotive Systems Corp. 6.55% 2006[5]	250	155
Delphi Automotive Systems Corp. 6.50% 2009[5]	3,500	2,161
Delphi Corp. 6.50% 2013[5]	555	339
Delphi Automotive Systems Corp. 7.125% 2029[5]	750	465
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,970
Technical Olympic USA, Inc. 9.00% 2010	900	927
Technical Olympic USA, Inc. 10.375% 2012	2,000	2,030
Stoneridge, Inc. 11.50% 2012	3,150	2,866
Reader’s Digest Assn., Inc. 6.50% 2011	2,800	2,807
Dollarama Group LP 8.875% 2012[2]	2,750	2,791
Iesy Repository GmbH 10.125% 2015	€500	617
Iesy Repository GmbH 10.375% 2015[2]	$2,000	2,000
William Lyon Homes, Inc. 10.75% 2013	1,750	1,772
William Lyon Homes, Inc. 7.50% 2014	750	651
Visteon Corp. 8.25% 2010	2,800	2,324
Six Flags, Inc. 9.75% 2013	930	942
Six Flags, Inc. 9.625% 2014	1,350	1,367
Riddell Bell Holdings Inc. 8.375% 2012	2,200	2,227
Cablevision Systems Corp., Series B, 8.00% 2012	2,240	2,195
Kabel Deutschland GmbH 10.625% 2014[2]	2,000	2,145
Boyd Gaming Corp. 7.75% 2012	1,000	1,052
Boyd Gaming Corp. 8.75% 2012	500	536
Boyd Gaming Corp. 6.75% 2014	500	501
Toys “R” Us, Inc. 9.864% 2012[1]	1,750	1,746
Toys “R” Us, Inc. 7.875% 2013	400	325
Gaylord Entertainment Co. 8.00% 2013	1,445	1,514
Gaylord Entertainment Co. 6.75% 2014	500	490
Warner Music Group 7.375% 2014	2,000	1,990
Fisher Communications, Inc. 8.625% 2014	1,860	1,974
Aztar Corp. 7.875% 2014	1,750	1,903
AMC Entertainment Inc. 9.50% 2011	767	750
AMC Entertainment Inc. 9.875% 2012	375	371
AMC Entertainment Inc. 8.00% 2014	850	763
Clear Channel Communications, Inc. 5.75% 2013	695	662
Clear Channel Communications, Inc. 5.50% 2014	1,305	1,208
LBI Media, Inc. 10.125% 2012	1,600	1,720
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	1,775	1,684
D.R. Horton, Inc. 8.00% 2009	875	927
D.R. Horton, Inc. 7.875% 2011	300	323
Schuler Homes, Inc. 10.50% 2011	250	267
D.R. Horton, Inc. 6.875% 2013	75	77
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,575	1,500
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	1,500	1,492
WDAC Subsidiary Corp. 8.375% 2014[2]	1,450	1,439
PETCO Animal Supplies, Inc. 10.75% 2011	1,300	1,401
Buffets, Inc. 11.25% 2010	1,150	1,207
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,121	1,202
Adelphia Communications Corp. 10.25% 2011[5]	450	286
Century Communications Corp. 0% 2003[5]	1,000	870
Dillard’s, Inc. 6.30% 2008	700	702
Dillard Department Stores, Inc. 9.125% 2011	350	380
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,068
WCI Communities, Inc. 9.125% 2012	700	716
WCI Communities, Inc. 7.875% 2013	250	241
Standard Pacific Corp. 5.125% 2009	1,000	952
Cooper-Standard Automotive Inc. 7.00% 2012	1,000	915
Hilton Hotels Corp. 7.625% 2008	265	276
Hilton Hotels Corp. 7.20% 2009	610	637
KB Home 6.25% 2015	950	892
Lighthouse International Co. SA 8.00% 2014	€675	885
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	$750	819
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	758	796
Payless ShoeSource, Inc. 8.25% 2013	750	791
Bombardier Recreational Products Inc. 8.375% 2013	700	742
TRW Automotive Acquisition Corp. 9.375% 2013	607	659
Harrah’s Operating Co., Inc. 7.125% 2007	250	254
Harrah’s Operating Co., Inc. 5.625% 2015	400	384
EchoStar DBS Corp. 5.75% 2008	600	597
Blockbuster Inc. 10.00% 2012[2]	650	572
YUM! Brands, Inc. 7.70% 2012	500	545
Warnaco, Inc. 8.875% 2013	500	534
Ryland Group, Inc. 5.375% 2008	500	495
Boyds Collection, Ltd., Series B, 9.00% 2008[5,6]	2,389	478
Key Plastics Holdings, Inc., Series B, 10.25% 2007[5,6]	4,000	—
		238,830

INDUSTRIALS — 10.19%
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	700	648
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	831	841
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	1,495	1,473
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	763	773
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[7]	5,429	5,283
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	2,009	2,015
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	1,398	1,497
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	756	739
Allied Waste North America, Inc. 8.50% 2008	1,875	1,980
Allied Waste North America, Inc., Series B, 8.875% 2008	1,125	1,187
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	993
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,436
Allied Waste North America, Inc., Series B, 6.125% 2014	1,500	1,433
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,084
Allied Waste North America, Inc. 7.25% 2015	100	103
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011	1,855	1,823
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	3,370	3,589
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	2,040	1,909
NTK Holdings Inc. 0%/10.75% 2014[3]	5,250	3,859
THL Buildco, Inc. 8.50% 2014	2,835	2,899
TFM, SA de CV 10.25% 2007	365	383
TFM, SA de CV 9.375% 2012	3,150	3,481
TFM, SA de CV 12.50% 2012	820	922
DRS Technologies, Inc. 6.875% 2013	2,175	2,186
DRS Technologies, Inc. 6.625% 2016	2,000	2,000
DRS Technologies, Inc. 7.625% 2018	425	440
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	479	475
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	1,335	1,320
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	2,773	2,746
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	4,145
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,795	3,966
CCMG Acquisition Corp. 10.50% 2016[2]	3,050	3,324
Bombardier Capital Inc., Series A, 6.125% 2006[2]	1,790	1,794
Bombardier Inc. 6.75% 2012[2]	900	864
Bombardier Inc. 6.30% 2014[2]	600	554
Goodman Global Holdings, Inc., Series B, 7.491% 2012[1]	500	511
Goodman Global Holdings, Inc., Series B, 7.875% 2012	2,630	2,610
United Rentals (North America), Inc., Series B, 6.50% 2012	2,600	2,561
United Rentals (North America), Inc. 7.75% 2013	500	503
Terex Corp. 9.25% 2011	1,500	1,603
Terex Corp., Class B, 10.375% 2011	250	265
Terex Corp. 7.375% 2014	1,000	1,030
K&F Industries, Inc. 7.75% 2014	2,640	2,686
Quebecor World Inc. 8.75% 2016[2]	2,460	2,411
American Standard Inc. 8.25% 2009	1,500	1,604
American Standard Inc. 7.625% 2010	500	528
Standard Aero Holdings, Inc. 8.25% 2014	2,255	1,996
Jacuzzi Brands, Inc. 9.625% 2010	1,750	1,886
Ashtead Group PLC 8.625% 2015[2]	1,675	1,750
Kansas City Southern Railway Co. 9.50% 2008	685	735
Kansas City Southern Railway Co. 7.50% 2009	865	882
Argo-Tech Corp. 9.25% 2011	1,410	1,495
Williams Scotsman, Inc. 8.50% 2015	1,425	1,462
Northwest Airlines, Inc. 8.875% 2006[5]	500	227
Northwest Airlines, Inc. 9.875% 2007[5]	1,000	468
Northwest Airlines, Inc. 7.875% 2008[5]	665	301
Northwest Airlines, Inc. 10.00% 2009[5]	1,000	440
UCAR Finance Inc. 10.25% 2012	1,230	1,319
Accuride Corp. 8.50% 2015	1,115	1,111
FTI Consulting, Inc. 7.625% 2013	1,000	1,058
ACIH, Inc. 0%/11.50% 2012[2,3]	1,225	937
Ahern Rentals, Inc. 9.25% 2013	675	707
Delta Air Lines, Inc. 8.00% 2007[2,5]	1,250	328
		99,578

MATERIALS — 9.55%
JSG Funding PLC 9.625% 2012	1,526	1,621
JSG Funding PLC 7.75% 2015	1,000	945
JSG Funding PLC 7.75% 2015	€750	898
JSG Holdings PLC 11.50% 2015[4]	5,186	6,396
Abitibi-Consolidated Co. of Canada 5.25% 2008	$ 700	672
Abitibi-Consolidated Finance LP 7.875% 2009	767	765
Abitibi-Consolidated Inc. 8.55% 2010	1,529	1,544
Abitibi-Consolidated Co. of Canada 8.41% 2011[1]	1,000	1,005
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,025	887
Abitibi-Consolidated Co. of Canada 8.375% 2015	4,000	3,920
Owens-Illinois, Inc. 8.10% 2007	500	511
Owens-Brockway Glass Container Inc. 8.875% 2009	445	466
Owens-Illinois, Inc. 7.50% 2010	1,275	1,297
Owens-Brockway Glass Container Inc. 7.75% 2011	2,425	2,540
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,639
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	467
Stone Container Corp. 9.25% 2008	$1,000	1,046
Stone Container Corp. 9.75% 2011	425	439
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	225	222
Stone Container Corp. 8.375% 2012	630	624
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,925	2,764
Plastipak Holdings, Inc. 8.5% 2015[2]	4,585	4,700
Millennium America Inc. 9.25% 2008	1,025	1,047
Lyondell Chemical Co. 9.50% 2008	589	616
Equistar Chemicals, LP 10.125% 2008	525	560
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	200	217
Lyondell Chemical Co. 10.50% 2013	2,000	2,225
Building Materials Corp. of America 8.00% 2008	700	722
Building Materials Corp. of America 7.75% 2014	3,850	3,860
Nalco Co. 7.75% 2011	3,740	3,805
Nalco Co. 8.875% 2013	500	523
Associated Materials Inc. 9.75% 2012	3,160	3,294
AMH Holdings, Inc. 0%/11.25% 2014[3]	1,650	957
Graphic Packaging International, Inc. 8.50% 2011	3,000	2,985
Graphic Packaging International, Inc. 9.50% 2013	1,270	1,194
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,850	3,725
Rhodia SA 8.00% 2010	€700	$ 904
Rhodia 10.25% 2010	$1,722	1,939
Rhodia 8.875% 2011	540	559
Rhodia SA 9.25% 2011	€234	306
Earle M. Jorgensen Co. 9.75% 2012	$3,150	3,418
Domtar Inc. 7.875% 2011	775	738
Domtar Inc. 7.125% 2015	2,550	2,270
Oregon Steel Mills, Inc. 10.00% 2009	2,200	2,343
Rockwood Specialties Group, Inc. 7.50% 2014	1,400	1,414
Rockwood Specialties Group, Inc. 7.625% 2014	€700	880
United States Steel Corp. 9.75% 2010	$2,103	2,282
Georgia-Pacific Corp. 8.125% 2011	500	522
Georgia-Pacific Corp., Series B, 6.744% 2012[1]	600	605
Georgia-Pacific Corp., Series C, 7.787% 2013[1]	1,100	1,125
Ainsworth Lumber Co. Ltd. 7.25% 2012	500	455
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,025	1,767
Covalence Specialty Materials Corp. 10.25% 2016[2]	2,075	2,189
Neenah Paper, Inc. 7.375% 2014	1,950	1,843
Cytec Industries Inc. 6.00% 2015	1,150	1,112
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	1,017
Crompton Corp. 10.561% 2010[1]	800	878
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[3]	500	390
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	390	434
Allegheny Technologies, Inc. 8.375% 2011	750	814
Airgas, Inc. 6.25% 2014	750	742
Steel Dynamics, Inc. 9.50% 2009	500	524
Huntsman LLC 11.50% 2012	379	438
Sino-Forest Corp. 9.125% 2011[2]	285	308
		93,314

TELECOMMUNICATION SERVICES — 8.78%
Qwest Capital Funding, Inc. 7.75% 2006	260	263
U S WEST Capital Funding, Inc. 6.375% 2008	730	730
Qwest Capital Funding, Inc. 7.00% 2009	2,250	2,295
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,735
Qwest Capital Funding, Inc. 7.25% 2011	3,100	3,158
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,552
U S WEST Capital Funding, Inc. 6.875% 2028	1,325	1,279
Qwest Capital Funding, Inc. 7.75% 2031	370	378
American Tower Corp. 7.25% 2011	675	707
American Tower Corp. 7.125% 2012	8,115	8,480
American Tower Corp. 7.50% 2012	1,925	2,026
American Cellular Corp., Series B, 10.00% 2011	2,425	2,643
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,335
Dobson Communications Corp. 8.875% 2013	712	719
AirGate PCS, Inc. 9.375% 2009[2]	27	28
Nextel Communications, Inc., Series E, 6.875% 2013	505	521
Nextel Communications, Inc., Series D, 7.375% 2015	6,750	7,084
Centennial Cellular Corp. 10.75% 2008	704	722
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,860
Centennial Communications Corp. 10.25% 2013[1]	2,450	2,548
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	2,100	2,153
Triton PCS, Inc. 9.375% 2011	800	548
Triton PCS, Inc. 8.50% 2013	5,625	5,372
Intelsat , Ltd. 9.614% 2012[1]	1,550	1,583
Intelsat , Ltd. 8.25% 2013	2,115	2,163
Intelsat , Ltd. 8.625% 2015	1,685	1,748
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	2,260	2,339
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]	1,695	1,737
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]	30	31
Hawaiian Telcom Communications, Inc. 12.50% 2015[2]	425	434
Rogers Wireless Inc. 7.25% 2012	600	635
Rogers Wireless Inc. 7.50% 2015	3,175	3,421
SBC Communications Inc. 4.125% 2009	2,500	2,393
AT&T Corp. 9.05% 2011[1]	1,444	1,563
Cincinnati Bell Inc. 7.25% 2013	2,625	2,710
MetroPCS, Inc. 12.00% 2007[1]	1,250	1,322
MetroPCS, Inc. 9.25% 2011[1]	1,300	1,336
SBA Communications Corp. 8.50% 2012	2,275	2,537
Rural Cellular Corp. 9.75% 2010	1,250	1,275
Rural Cellular Corp. 10.93% 2012[1,2]	850	886
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,740	1,831
Millicom International Cellular SA 10.00% 2013	1,320	1,469
France Télécom 7.75% 2011[1]	1,000	1,093
Nextel Partners, Inc. 8.125% 2011	1,000	1,063
NTELOS Inc. 9.83% 2012[1]	1,000	1,015
		85,720

UTILITIES — 5.16%
Edison Mission Energy 10.00% 2008	1,750	1,881
Mission Energy Holding Co. 13.50% 2008	2,100	2,420
Edison Mission Energy 7.73% 2009	6,325	6,515
Edison Mission Energy 9.875% 2011	3,600	4,086
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,393
AES Corp. 9.50% 2009	1,646	1,782
AES Corp. 9.375% 2010	747	818
AES Corp. 8.75% 2013[2]	7,100	7,703
AES Gener SA 7.50% 2014	750	772
AES Red Oak, LLC, Series A, 8.54% 2019[7]	457	500
Dynegy Holdings Inc. 9.875% 2010[2]	2,000	2,202
Dynegy Holdings Inc. 10.125% 2013[2]	3,525	4,043
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	165
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,638	2,919
Sierra Pacific Resources 8.625% 2014	875	954
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	271
Nevada Power Co., Series M, 5.95% 2016[2]	500	495
NRG Energy, Inc. 7.25% 2014	2,125	2,165
NRG Energy, Inc. 7.375% 2016	2,300	2,355
PSEG Energy Holdings Inc. 8.625% 2008	2,880	3,017
FPL Energy National Wind Portfolio, LLC 6.125% 2019[2,7]	1,469	1,431
Electricidad de Caracas Finance BV 10.25% 2014[2]	735	801
Mirant Americas Generation, Inc. 8.30% 2011	700	728
		50,416

INFORMATION TECHNOLOGY — 5.15%
Sanmina-SCI Corp. 6.75% 2013	2,000	1,915
Sanmina-SCI Corp. 8.125% 2016	7,050	7,156
Celestica Inc. 7.875% 2011	4,800	4,920
Celestica Inc. 7.625% 2013	2,250	2,267
SunGard Data Systems Inc. 9.125% 2013[2]	4,250	4,516
SunGard Data Systems Inc. 10.25% 2015[2]	1,000	1,057
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	4,470	4,552
Electronic Data Systems Corp. 7.45% 2029	500	532
Xerox Corp. 7.125% 2010	3,565	3,708
Xerox Corp. 7.625% 2013	1,000	1,057
Serena Software, Inc. 10.375% 2016[2]	4,175	4,394
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	2,575	2,485
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.16% 2011[1]	250	254
Solectron Global Finance Ltd 8.00% 2016[2]	2,425	2,443
Lucent Technologies Inc. 7.25% 2006	2,000	2,008
Freescale Semiconductor, Inc. 6.875% 2011	1,700	1,747
Amkor Technology, Inc. 9.25% 2008	425	436
Amkor Technology, Inc. 7.125% 2011	945	874
Amkor Technology, Inc. 7.75% 2013	380	351
Motorola, Inc. 7.625% 2010	80	87
Motorola, Inc. 8.00% 2011	625	701
Motorola, Inc. 7.50% 2025	200	230
Motorola, Inc. 5.22% 2097	650	510
Iron Mountain Inc. 7.75% 2015	1,060	1,073
Jabil Circuit, Inc. 5.875% 2010	875	877
Flextronics International Ltd. 6.50% 2013	200	200
		50,350

FINANCIALS — 4.46%
Providian Financial Corp., Series A, 9.525% 2027[2]	3,500	3,753
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	2,500	2,431
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated)[1,2]	5,070	5,043
E*TRADE Financial Corp. 7.375% 2013	225	231
E*TRADE Financial Corp. 7.875% 2015	3,935	4,171
Host Marriott, LP, Series G, 9.25% 2007	75	79
Host Marriott, LP, Series I, 9.50% 2007	100	103
Host Marriott, LP, Series M, 7.00% 2012	2,070	2,125
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,150
Host Marriott, LP, Series O, 6.375% 2015	425	420
Lazard Group LLC 7.125% 2015	2,320	2,414
Longview Fibre Co. 10.00% 2009	2,250	2,374
TuranAlem Finance BV 7.875% 2010	1,500	1,549
TuranAlem Finance BV 8.50% 2015	500	524
TuranAlem Finance BV 8.50% 2015[2]	260	273
HSBC Finance Corp. 5.00% 2015	2,265	2,142
iStar Financial, Inc., Series B, 4.875% 2009	500	491
iStar Financial, Inc., Series B, 5.70% 2014	1,500	1,465
ILFC E-Capital Trust II 6.25% 2065[1,2]	2,000	1,920
Rouse Co. 3.625% 2009	615	572
Rouse Co. 7.20% 2012	695	722
Rouse Co. 5.375% 2013	390	364
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[1,2]	1,500	1,479
Fairfax Financial Holdings Ltd. 7.75% 2012	1,625	1,438
Downey Financial Corp. 6.50% 2014	1,250	1,248
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	1,250	1,215
Resona Bank, Ltd. 5.85% (undated)[1,2]	1,000	972
UnumProvident Finance Co. PLC 6.85% 2015[2]	800	815
Sovereign Capital Trust I 9.00% 2027	500	536
Kazkommerts International BV 8.50% 2013	500	536
Chevy Chase Bank, FSB 6.875% 2013	500	515
Capital One Financial Corp. 8.75% 2007	500	514
		43,584

CONSUMER STAPLES — 4.13%
Rite Aid Corp. 6.125% 2008[2]	$ 750	$ 733
Rite Aid Corp. 9.50% 2011	1,000	1,060
Rite Aid Corp. 6.875% 2013	3,375	2,970
Rite Aid Corp. 9.25% 2013	875	858
Rite Aid Corp. 7.50% 2015	300	292
Rayovac Corp. 8.50% 2013	1,000	930
Spectrum Brands, Inc. 7.375% 2015	4,240	3,710
Stater Bros. Holdings Inc. 8.41% 2010[1]	1,100	1,129
Stater Bros. Holdings Inc. 8.125% 2012	2,850	2,861
Jean Coutu Group (PJC) Inc. 7.625% 2012	125	122
Jean Coutu Group (PJC) Inc. 8.50% 2014	3,300	3,044
Vitamin Shoppe Industries, Inc. 12.249% 2012[1,2]	3,030	3,100
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	2,235	2,257
Gold Kist Inc. 10.25% 2014	1,982	2,150
Duane Reade Inc. 9.41% 2010[1]	2,000	1,990
Pathmark Stores, Inc. 8.75% 2012	2,050	1,989
Ahold Finance U.S.A., Inc. 6.25% 2009	410	411
Ahold Finance U.S.A., Inc. 8.25% 2010	790	841
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	665	715
Playtex Products, Inc. 9.375% 2011	1,800	1,890
Delhaize America, Inc. 8.125% 2011	1,480	1,605
SUPERVALU INC. 7.50% 2012	1,500	1,532
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,125	1,221
Elizabeth Arden, Inc. 7.75% 2014	965	994
Albertson’s, Inc. 8.00% 2031	1,000	933
Constellation Brands, Inc. 8.125% 2012	375	395
Dole Food Co., Inc. 7.25% 2010	200	190
Dole Food Co., Inc. 8.875% 2011	178	177
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[2,7,8]	311	252
		40,351

ENERGY — 4.10%
Premcor Refining Group Inc. 9.25% 2010	1,200	1,295
Premcor Refining Group Inc. 6.125% 2011	1,500	1,527
Premcor Refining Group Inc. 6.75% 2011	1,650	1,721
Premcor Refining Group Inc. 9.50% 2013	675	748
Premcor Refining Group Inc. 6.75% 2014	1,000	1,039
Premcor Refining Group Inc. 7.50% 2015	350	370
Williams Companies, Inc. 6.375% 2010[2]	1,000	995
Williams Companies, Inc. 6.536% 2010[1,2]	1,500	1,539
Northwest Pipeline Corp. 8.125% 2010	1,375	1,458
Williams Companies, Inc. 8.125% 2012	950	1,025
Williams Companies, Inc. 7.875% 2021	250	270
Williams Companies, Inc. 8.75% 2032	1,100	1,292
El Paso Corp. 6.375% 2009[2]	1,725	1,714
El Paso Energy Corp. 7.75% 2010[2]	1,570	1,627
El Paso Energy Corp. 7.375% 2012	150	153
El Paso Corp. 7.875% 2012	500	523
El Paso Natural Gas Co. 7.50% 2026	50	52
El Paso CGP Corp. 6.95% 2028[2]	1,000	930
Southern Natural Gas Co. 7.35% 2031	700	724
Southern Natural Gas Co. 8.00% 2032	125	138
Newfield Exploration Co., Series B, 7.45% 2007	250	257
Newfield Exploration Co. 7.625% 2011	500	534
Newfield Exploration Co. 8.375% 2012	250	269
Newfield Exploration Co. 6.625% 2014	1,325	1,335
Newfield Exploration Co. 6.625% 2016	1,250	1,255
Pogo Producing Co. 6.875% 2017	2,600	2,580
Encore Acquisition Co. 6.00% 2015	2,350	2,203
Drummond Co., Inc. 7.375% 2016[2]	2,175	2,180
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,875	1,786
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,7]	1,355	1,341
Petrozuata Finance, Inc., Series B, 8.22% 2017[7]	350	347
Teekay Shipping Corp. 8.875% 2011	1,500	1,658
Massey Energy Co. 6.875% 2013[2]	1,500	1,478
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[2]	1,350	1,411
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	941	1,040
Overseas Shipholding Group, Inc. 8.25% 2013	650	694
Overseas Shipholding Group, Inc. 7.50% 2024	100	100
Peabody Energy Corp. 5.875% 2016	500	479
		40,087

HEALTH CARE — 3.85%
Select Medical Corp. 7.625% 2015	1,120	1,016
Select Medical Holdings Corp. 10.82% 2015[1,2]	7,000	6,405
Tenet Healthcare Corp. 6.375% 2011	2,975	2,700
Tenet Healthcare Corp. 7.375% 2013	1,525	1,399
Tenet Healthcare Corp. 9.875% 2014	2,800	2,849
Tenet Healthcare Corp. 9.25% 2015[2]	350	352
Warner Chilcott Corp. 8.75% 2015[2]	6,130	6,115
Concentra Operating Corp. 9.50% 2010	4,155	4,384
Concentra Operating Corp. 9.125% 2012	600	631
Accellent Inc. 10.50% 2013	2,650	2,842
Columbia/HCA Healthcare Corp. 7.00% 2007	750	763
HCA Inc. 5.50% 2009	500	490
HCA Inc. 6.25% 2013	550	536
HCA Inc. 6.50% 2016	1,000	979
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,410	1,512
Omnicare, Inc. 6.875% 2015	1,300	1,303
Team Finance LLC and Health Finance Corp. 11.25% 2013[2]	1,185	1,221
Mylan Laboratories Inc. 5.75% 2010	1,150	1,141
Triad Hospitals, Inc. 7.00% 2012	925	930
		37,568

NON-US GOVERNMENT BONDS & NOTES — 1.03%
Argentina (Republic of) 4.278% 2012[1]	1,625	1,320
Argentina (Republic of) 6.84% 2033[4,9]	ARS2,492	830
Argentina (Republic of) GDP-Linked 2035	5,935	177
Panama (Republic of) Global 7.125% 2026	$ 310	318
Panama (Republic of) Global 9.375% 2029	250	318
Panama (Republic of) Global 6.70% 2036	1,362	1,366
Russian Federation 8.25% 2010	889	942
Russian Federation 8.25% 2010[2]	667	707
United Mexican States Government Global 11.375% 2016	1,015	1,433
Brazil (Federal Republic of) Global 7.875% 2015	250	271
Brazil (Federal Republic of) Global 11.00% 2040	550	706
Dominican Republic 9.04% 2018[2,4]	668	728
Colombia (Republic of) Global 10.75% 2013	500	624
Turkey (Republic of) 12.375% 2009	250	297
		10,037

MORTGAGE-BACKED OBLIGATIONS — 0.61%
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,7]	$5,970	$ 5,928

ASSET-BACKED OBLIGATIONS — 0.29%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2,7]	2,750	2,812

MUNICIPALS — 0.14%
State of Winsconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	1,315	1,391

Total bonds & notes (cost: $799,300,000)		799,966

	Shares or or
Convertible securities — 2.60%	principal amountnt

CONSUMER DISCRETIONARY — 1.06%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	3,190
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[2,4,6]	300	2,869
General Motors Corp., Series B, 5.25% convertible debentures 2032	$3,647,500	2,369
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	80,000	1,884
		10,312

INFORMATION TECHNOLOGY — 0.56%
Conexant Systems, Inc. 4.00% convertible notes 2007	$3,600,000	3,533
SCI Systems, Inc. 3.00% convertible debentures 2007	$2,000,000	1,945
		5,478

INDUSTRIALS — 0.45%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[2]	40,000	4,423

TELECOMMUNICATION SERVICES — 0.28%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	2,736

UTILITIES — 0.20%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,934

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		523

Total convertible securities (cost: $20,973,000)		25,406

Preferred stocks — 2.50%	Sharesss

FINANCIALS — 2.50%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	5,500,000	5,974
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	2,000,000	2,128
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	6,114,000	6,652
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	160,000	4,220
First Republic Capital Corp., Series A, 10.50% preferred[2]	2,000	2,200
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	2,000,000	2,153
Fannie Mae, Series O, 7.065% preferred[2]	20,000	1,081
		24,408

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,10]	250	$ 37

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[10]	10,000	5

Total preferred stocks (cost: $21,329,000)		24,450

Common stocks — 1.74%

TELECOMMUNICATION SERVICES — 0.53%
Sprint Nextel Corp.	127,382	3,292
Dobson Communications Corp., Class A2,10	237,211	1,902
XO Holdings, Inc.[10]	641	2
		5,196

UTILITIES — 0.53%
Drax Group PLC[10]	386,481	5,192

INDUSTRIALS — 0.38%
DigitalGlobe Inc.[2,6,10]	3,677,578	3,678
Delta Air Lines, Inc.[2,10]	93,360	53
		3,731

FINANCIALS — 0.13%
Beverly Hills Bancorp Inc.	114,900	1,218

CONSUMER DISCRETIONARY — 0.12%
Clear Channel Communications, Inc.	25,506	740
Radio One, Inc., Class D, nonvoting[10]	34,000	254
Radio One, Inc., Class A10	17,000	127
ACME Communications, Inc.[10]	13,100	54
		1,175

INFORMATION TECHNOLOGY — 0.05%
ZiLOG, Inc.[10]	153,000	470

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,10]	80,522	40

Total common stocks (cost: $13,122,000)		17,022

Rights & warrants — 0.01%

TELECOMMUNICATION SERVICES — 0.01%
American Tower Corp., warrants, expire 2008[2,10]	250	107
XO Holdings, Inc., Series A, warrants, expire 2010[10]	1,284	1
XO Holdings, Inc., Series B, warrants, expire 2010[10]	963	0
XO Holdings, Inc., Series C, warrants, expire 2010[10]	963	0
KMC Telecom Holdings, Inc., warrants, expire 2008[2,6,10]	9,500	—
GT Group Telecom Inc., warrants, expire 2010[2,6,10]	4,000	—

Total rights & warrants (cost: $461,000)		108

	Principal amount	Market value
Short-term securities — 9.07%	(000)	(000)

Preferred Receivables Funding Corp. 4.77% due 5/4/2006[2]	$10,000	$ 9,955
Park Avenue Receivables Co., LLC 4.74% due 4/24/2006[2]	9,600	9,570
Wal-Mart Stores Inc. 4.41%-4.71% due 4/4-5/9/2006[2]	18,000	17,972
NetJets Inc. 4.56% due 4/27/2006[2]	10,000	9,968
NetJets Inc. 4.68% due 5/15/2006[2,11]	3,200	3,182
Procter & Gamble Co. 4.60% due 4/20/2006[2]	8,000	7,980
Federal Home Loan Bank 4.62% due 5/19/2006[11]	7,500	7,453
Variable Funding Capital Corp. 4.74% due 5/19/2006[2]	7,200	7,155
Concentrate Manufacturing Co. of Ireland 4.55% due 4/3/2006[2]	6,700	6,697
CAFCO, LLC 4.74% due 5/16/2006[2,11]	4,400	4,373
Three Pillars Funding, LLC 4.85% due 4/3/2006[2]	4,200	4,198

Total short-term securities (cost: $88,497,000)		88,503

Total investment securities (cost: $943,682,000)		955,455
Other assets less liabilities		21,404

Net assets		$976,859

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $274,257,000, which represented 28.08% of the net assets of the fund.
3Step bond; coupon rate will increase at a later date.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Company not making scheduled interest payments; bankruptcy proceedings pending.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
8Scheduled interest payments not made; reorganization pending.
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.
11This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 36,706
Gross unrealized depreciation on investment securities	(25,945)
Net unrealized appreciation on investment securities	10,761
Cost of investment securities for federal income tax purposes	944,694

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

March 31, 2006		unaudited

	Principal amount	Market value
Bonds & notes — 94.81%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[1]— 45.46%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	$ 591	$ 600
Fannie Mae, Series 2000-T5B, 7.30% 2010	2,000	2,150
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	3,500	3,346
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	1,486	1,464
Fannie Mae 6.00% 2013	309	313
Fannie Mae 12.00% 2015	100	113
Fannie Mae 6.00% 2016	384	389
Fannie Mae 6.00% 2016	157	160
Fannie Mae 5.00% 2017	5,809	5,681
Fannie Mae 5.50% 2017	3,363	3,349
Fannie Mae 6.00% 2017	281	285
Fannie Mae 6.00% 2017	239	242
Fannie Mae 6.00% 2017	197	200
Fannie Mae 9.00% 2018	36	39
Fannie Mae 10.00% 2018	164	182
Fannie Mae, Series 2001-4, Class GB, 10.298% 2018[2]	542	596
Fannie Mae, Series 2001-4, Class GA, 10.254% 2025[2]	215	236
Fannie Mae, Series 2001-4, Class NA, 10.298% 2025[2]	610	680
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	9,651	9,859
Fannie Mae 7.00% 2026	177	184
Fannie Mae 8.50% 2027	124	133
Fannie Mae 8.50% 2027	118	126
Fannie Mae 7.00% 2028	175	181
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	917	949
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	617	640
Fannie Mae 7.50% 2029	68	71
Fannie Mae 7.50% 2029	53	55
Fannie Mae 6.50% 2031	213	219
Fannie Mae 6.50% 2031	151	154
Fannie Mae 6.50% 2031	135	138
Fannie Mae 6.50% 2031	133	136
Fannie Mae 6.50% 2031	105	108
Fannie Mae 6.50% 2031	95	98
Fannie Mae 6.50% 2031	63	64
Fannie Mae 7.00% 2031	133	137
Fannie Mae 7.50% 2031	372	389
Fannie Mae 7.50% 2031	98	103
Fannie Mae 7.50% 2031	55	57
Fannie Mae 7.50% 2031	17	18
Fannie Mae, Series 2001-20, Class C, 12.033% 2031[2]	421	469
Fannie Mae 6.50% 2032	684	700
Fannie Mae 6.50% 2032	594	608
Fannie Mae 6.50% 2032	540	552
Fannie Mae 7.00% 2032	580	598
Fannie Mae 7.00% 2032	76	78
Fannie Mae 4.185% 2033[2]	3,165	3,118
Fannie Mae 5.50% 2034	2,653	2,591
Fannie Mae 6.00% 2034	17,520	17,533
Fannie Mae 6.00% 2034	2,186	2,188
Fannie Mae 6.00% 2034	1,376	1,377
Fannie Mae 6.00% 2034	965	967
Fannie Mae 4.495% 2035[2]	2,289	2,237
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,895	1,811
Fannie Mae 5.00% 2035	6,562	6,247
Fannie Mae 5.50% 2035	15,551	15,191
Fannie Mae 6.00% 2035	4,713	4,717
Fannie Mae 6.00% 2035	2,479	2,482
Fannie Mae 5.50% 2036	25,380	24,769
Fannie Mae 6.00% 2036	10,580	10,580
Fannie Mae 6.00% 2036	2,250	2,250
Fannie Mae 6.00% 2036	641	642
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	687	713
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	671	689
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	642	661
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	124	128
Freddie Mac, Series H009, Class A-2, 1.876% 2008[2]	1	1
Freddie Mac 7.00% 2008	75	76
Freddie Mac 8.25% 2008	90	91
Freddie Mac 8.25% 2008	12	12
Freddie Mac 8.25% 2009	20	20
Freddie Mac 8.00% 2012	34	35
Freddie Mac 6.00% 2014	117	119
Freddie Mac 4.00% 2015	837	784
Freddie Mac 7.00% 2015	106	108
Freddie Mac 8.00% 2017	152	158
Freddie Mac 8.50% 2018	15	15
Freddie Mac 11.00% 2018	73	81
Freddie Mac, Series 1567, Class A, 4.781% 2023[2]	483	447
Freddie Mac 8.50% 2027	50	53
Freddie Mac 9.00% 2030	346	374
Freddie Mac 4.062% 2033[2]	316	310
Freddie Mac 4.613% 2035[2]	3,356	3,278
Freddie Mac 4.65% 2035[2]	9,311	9,094
Freddie Mac 5.00% 2035	4,478	4,259
Freddie Mac 5.00% 2035	3,960	3,767
Freddie Mac 5.00% 2035	3,884	3,695
Freddie Mac 5.00% 2035	1,992	1,895
Freddie Mac 5.00% 2035	1,965	1,869
Freddie Mac 5.50% 2035	990	967
Freddie Mac 5.50% 2035	985	962
Freddie Mac, Series 3061, Class PN, 5.50% 2035	733	727
Freddie Mac 6.00% 2036	10,331	10,338
Government National Mortgage Assn. 9.50% 2009	238	248
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	921	885
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018	448	448
Government National Mortgage Assn. 9.50% 2020	210	234
Government National Mortgage Assn. 8.50% 2021	141	151
Government National Mortgage Assn. 8.50% 2022	129	137
Government National Mortgage Assn. 8.50% 2022	23	24
Government National Mortgage Assn. 8.50% 2022	15	16
Government National Mortgage Assn. 8.50% 2023	179	191
Government National Mortgage Assn. 3.75% 2035[2]	882	855
Government National Mortgage Assn. 4.00% 2035[2]	2,422	2,352
Government National Mortgage Assn. 4.00% 2035[2]	1,410	1,374
Government National Mortgage Assn. 6.50% 2036	10,000	10,256
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,143	1,107
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,341	1,291
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,947
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	975
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	976
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.618% 2035[2]	2,986	2,986
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	948	930
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	911	901
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,312	1,290
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	5,555	5,668
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	844	823
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	925	918
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.342% 2033[2]	1,111	1,086
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	638	621
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.814% 2037[2]	1,234	1,224
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.078% 2045[2]	970	973
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,877	2,983
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	843	820
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045	1,500	1,477
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.04% 2035[2]	1,171	1,171
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,728	2,729
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	3,087	3,151
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	667	692
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	401	404
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,050	3,165
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.319% 2033[2]	261	260
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	256	260
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,038
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	559	557
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	1,000	976
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	357	361
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	602	606
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	365	357
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,664
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.781% 2035[2]	2,974	2,849
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,832
Commercial Mortgage Trust, Series 2004-LB2A, Class A-2, 3.60% 2039	1,000	957
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.525% 2027[2,3]	681	691
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.739% 2027[2,3]	1,059	1,072
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.846% 2028[2,3]	554	567
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]	395	390
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	856	862
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	542
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	1,250	1,217
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.062% 2033[2]	278	272
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,925
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	960
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,223
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	841	854
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,298
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,936
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,250	1,275
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	514
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	1,650	1,636
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.335% 2040[2,3]	1,679	1,615
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.459% 2033[2]	667	652
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.72% 2035[2]	919	912
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,595	1,555
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,533
IndyMac INDX Mortgag Loan Trust, Series 2006-AR5, Class 2-A-1, 5.892% 2036[2]	1,250	1,246
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,231
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	1,057	1,061
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	895	900
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	876	867
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	871	858
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[3]	837	837
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.60% 2034[2]	677	665
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	673	660
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	600	596
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.078% 2035[2]	482	482
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	300	304
		283,679

U.S. TREASURY BONDS & NOTES — 27.89%
U.S. Treasury 3.625% 2009	15,750	15,180
U.S. Treasury 5.50% 2009[4]	9,250	9,436
U.S. Treasury 4.00% 2010	20,000	19,411
U.S. Treasury 5.75% 2010	29,300	30,376
U.S. Treasury 3.875% 2013	11,000	10,371
U.S. Treasury 4.25% 2013	11,500	11,062
U.S. Treasury 2.00% 2014[5]	5,365	5,236
U.S. Treasury Principal Strip 0% 2014	4,000	2,722
U.S. Treasury 7.50% 2016	1,500	1,812
U.S. Treasury 8.875% 2017	3,690	4,927
U.S. Treasury 8.125% 2019	3,500	4,542
U.S. Treasury 8.875% 2019	13,095	17,830
U.S. Treasury Principal Strip 0% 2019	8,635	4,514
U.S. Treasury 7.875% 2021	3,000	3,873
U.S. Treasury 6.50% 2026	10,000	11,820
U.S. Treasury 5.375% 2031	2,639	2,778
U.S. Treasury 4.50% 2036	19,350	18,159
		174,049

FEDERAL AGENCY BONDS & NOTES — 10.44%
Freddie Mac 6.625% 2009	6,575	6,881
Freddie Mac 4.125% 2010	2,750	2,639
Freddie Mac 5.50% 2011	4,000	4,062
Freddie Mac 5.00% 2014	8,000	7,908
Small Business Investment Companies, Participating Securities, Series SBIC-PS 2006-10A, 5.408% 2016[1]	6,000	5,868
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	1,122	1,123
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	857	868
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	2,514	2,609
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	2,014	1,940
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	1,918	1,882
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	3,019	2,918
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	2,508	2,432
Fannie Mae 6.00% 2008	7,000	7,125
Fannie Mae 6.625% 2009	750	785
Federal Home Loan Bank 3.75% 2007	5,410	5,311
Federal Home Loan Bank 3.75% 2008	500	484
Republic of Egypt; United States Agency for International Development 4.45% 2015	3,250	3,069
State of Israel; United States Agency for International Development, Class 1-A, 5.50% 2023	2,000	2,050
Federal Agricultural Mortgage Corp. 4.25% 2008	1,750	1,715
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	1,000	985
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	2,455	2,494
		65,148

ASSET-BACKED OBLIGATIONS[1]— 9.98%
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009	750	743
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	2,000	1,946
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,937
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	4,958
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	4,820	4,699
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	1,634	1,623
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	3,000	2,915
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,000	3,983
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,540
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,429	2,305
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[3]	2,250	2,247
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010	2,250	2,164
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.098% 2033[2]	2,110	2,113
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	2,000	1,986
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[3]	2,000	1,984
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010	1,835	1,849
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,751
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	750	742
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[3]	1,000	986
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	987
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	750	719
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	1,550	1,583
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	1,550	1,527
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	1,500	1,498
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[3]	750	743
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	728
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,458
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	292	291
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	150	149
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	132	131
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	796	786
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.128% 2035[2]	1,000	1,002
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 5.108% 2034[2]	1,000	1,002
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	967
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	556	556
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	400	396
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	875	841
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	749	744
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	736	734
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	689	682
Seawest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	197	195
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	108	107
		62,297

INDUSTRIALS — 0.73%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	$ 2,477	$ 2,583
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,378	1,360
General Electric Capital Corp., Series A, 6.75% 2032	550	614
		4,557

UTILITIES — 0.24%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,526

ENERGY — 0.07%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	472	464

Total bonds & notes (cost: $600,798,000)		591,720

Short-term securities — 10.73%

Federal Home Loan Bank 4.62% due 5/19/2006[4]	13,500	13,415
DuPont (E.I.) de Nemours & Co. 4.63% due 5/10/2006[3,4]	11,800	11,739
International Lease Finance Corp. 4.65% due 4/24/2006	11,600	11,564
Park Avenue Receivables Co., LLC 4.65% due 4/12/2006[3]	10,000	9,985
NetJets Inc. 4.68% due 5/15/2006[3,4]	9,600	9,545
Three Pillars Funding, LLC 4.85% due 4/3/2006[3]	7,400	7,397
Procter & Gamble Co. 4.52% due 4/7/2006[3]	3,300	3,297

Total short-term securities (cost: $66,941,000)		66,942

Total investment securities (cost: $667,739,000)		658,662
Other assets less liabilities		(34,571)

Net assets		$624,091

1Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
2Coupon rate may change periodically.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $82,087,000, which represented 13.15% of the net assets of the fund.
4This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
5Index-linked bond whose principal amount moves with a government retail price index.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 2,143
Gross unrealized depreciation on investment securities	(11,220)
Net unrealized depreciation on investment securities	(9,077)
Cost of investment securities for federal income tax purposes	667,739

Cash Management Fund
Investment portfolio

March 31, 2006		unaudited

	Principal amount	Market value
Short-term securities — 98.28%	(000)	(000)

CORPORATE SHORT-TERM NOTES — 82.90%
Barclays U.S. Funding LLC 4.615% due 4/21/2006	$7,100	$ 7,081
Scripps (E.W.) Co. 4.67% due 5/17/2006[1]	6,800	6,760
Caterpillar Financial Services Corp. 4.50%-4.59% due 4/10-4/17/2006	6,400	6,390
American Express Credit Corp. 4.56% due 4/25/2006	6,400	6,380
Park Avenue Receivables Co., LLC 4.70% due 5/10/2006[1]	6,000	5,969
Preferred Receivables Funding Corp. 4.71% due 5/12/2006[1]	353	351
CAFCO, LLC 4.56% due 4/17/2006[1]	6,200	6,187
GlaxoSmithKline Finance PLC 4.53% due 4/19/2006	6,200	6,186
Wal-Mart Stores Inc. 4.50% due 4/5/2006[1]	6,000	5,996
Bank of America Corp. 4.545%-4.555% due 4/7/2006	6,000	5,995
Swedish Export Credit Corp. 4.58% due 4/10/2006	6,000	5,992
Triple-A One Funding Corp. 4.64% due 4/13/2006[1]	6,000	5,990
Harley-Davidson Funding Corp. 4.52% due 4/18/2006[1]	6,000	5,986
Pfizer Investment Capital PLC 4.61% due 4/18/2006[1]	6,000	5,986
Concentrate Manufacturing Co. of Ireland 4.68% due 4/19/2006[1]	6,000	5,985
IBM Capital Inc. 4.69% due 4/26/2006[1]	6,000	5,980
IXIS Commercial Paper Corp. 4.71% due 4/26/2006[1]	6,000	5,980
KfW International Finance Inc. 4.70% due 5/5/2006[1]	6,000	5,973
Anheuser-Busch Companies, Inc. 4.60% due 5/10/2006[1]	6,000	5,970
HSBC Finance Corp. 4.66% due 5/9/2006	6,000	5,970
NetJets Inc. 4.77% due 5/23/2006[1]	6,000	5,958
American General Finance Corp. 4.78% due 5/26/2006	6,000	5,955
Hershey Co. 4.68% due 4/24/2006[1]	5,900	5,882
Old Line Funding, LLC 4.58% due 4/13/2006[1]	5,800	5,790
Shell International Finance BV 4.73% due 5/23/2006	5,800	5,760
Amsterdam Funding Corp. 4.57%-4.59% due 4/6-4/11/2006[1]	5,500	5,493
Variable Funding Capital Corp. 4.64%-4.79% due 4/20-5/19/2006[1]	5,500	5,484
Colgate-Palmolive Co. 4.70% due 4/21/2006[1]	5,400	5,385
HBOS Treasury Services PLC 4.78% due 5/17/2006	5,300	5,267
Harvard University 4.52% due 4/24/2006	5,000	4,985
Medtronic Inc. 4.56% due 5/1/2006[1]	5,000	4,980
Three Pillars Funding, LLC 4.62%-4.75% due 4/7-4/19/2006[1]	4,985	4,975
McCormick & Co., Inc. 4.71% due 5/16/2006[1]	5,000	4,970
Chevron Funding Corp. 4.45% due 4/7/2006	4,700	4,696
Pitney Bowes Inc. 4.72% due 4/11/2006[1]	4,100	4,094
Barton Capital LLC 4.75% due 5/9/2006[1]	4,100	4,079
Toyota Motor Credit Corp. 4.52% due 4/12/2006	4,000	3,994
Clipper Receivables Co., LLC 4.56% due 4/12/2006[1]	4,000	3,994
FCAR Owner Trust I 4.76% due 4/24/2006	4,000	3,987
Coca-Cola Co. 4.55% due 4/28/2006	4,000	3,986
Allied Irish Banks N.A. Inc. 4.75% due 5/15/2006[1]	2,300	2,286
		219,107

U.S. TREASURIES — 6.17%
U.S. Treasury Bills 4.39%-4.4415% due 4/20-4/27/2006	$16,350	$ 16,307

CERTIFICATES OF DEPOSIT — 4.99%
Wells Fargo Bank, N.A. 4.55% due 4/3/2006	7,000	7,000
Canadian Imperial Bank of Commerce 4.59% due 4/13/2006	6,200	6,200
		13,200

FEDERAL AGENCY DISCOUNT NOTES — 4.22%
Federal Home Loan Bank 4.49% due 4/21/2006	5,900	5,885
Tennessee Valley Authority 4.525% due 4/27/2006	5,300	5,282
		11,167

Total investment securities (cost: $259,775,000)		259,781
Other assets less liabilities		4,535

Net assets		$264,316

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $136,483,000, which represented 51.64% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 6
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	6
Cost of investment securities for federal income tax purposes	259,775

MFGEFP-995-0506-S4545
ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: May 26, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: May 26, 2006